                                                   Filed Pursuant to Rule 497(b)
                                                              File No. 333-72572

                     GE Life & Annuity Separate Account II
                               Prospectus For The
                   Flexible Premium Single Life and Joint and
                  Last Survivor Variable Life Insurance Policy

                               Single Life Policy
                                Form P1258 7/01
                      Joint and Last Survivor Life Policy
                                Form P1259 7/01

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). We offer the Policy on either a single life or joint and last survivor basis. If you purchase the Policy on a single life basis, we will pay a Death Benefit upon the death of the Insured. If you purchase the Policy on a joint and last survivor basis, we will pay a Death Benefit only on the death of the Last Insured. The Policy provides life insurance protection, premium flexibility, and the ability to change Death Benefits.

Your Account Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your Account Value in the Subaccounts of Separate Account II that you select. Each Subaccount invests exclusively in the shares of a portfolio of a Fund. We list the Funds, and their currently available portfolios, below.

 AIM Variable Insurance Funds     Fidelity Variable Insurance
  AIM V.I. Capital                 Products Fund (VIP)
   Appreciation Fund               VIP Equity-Income Portfolio
  AIM V.I. Growth Fund             VIP Growth Portfolio
  AIM V.I. Value Fund
                                  Fidelity Variable Insurance
 Alliance Variable Products        Products Fund II (VIP II)
  Series Fund, Inc.                VIP II ContraFund(R)
  Growth and Income Portfolio       Portfolio
  Premier Growth Portfolio
  Quasar Portfolio                Fidelity Variable Insurance
                                   Products Fund III (VIP III)
 Dreyfus                           VIP III Growth & Income
  Dreyfus Investment                Portfolio
   Portfolios-Emerging Markets     VIP III Mid Cap Portfolio
   Portfolio
  The Dreyfus Socially            GE Investments Funds, Inc.
   Responsible Growth Fund,        Mid-Cap Value Equity Fund
   Inc.                            Money Market Fund
                                   Premier Growth Equity Fund
 Federated Insurance Series        S&P 500(R) Index Fund
  Federated High Income Bond       Small-Cap Value Equity Fund
   Fund II*                        U.S. Equity Fund
  Federated International          Value Equity Fund
   Small Company Fund II

 Janus Aspen Series               Oppenheimer Variable Account
  Aggressive Growth Portfolio      Funds
  Balanced Portfolio               Oppenheimer Global
  Capital Appreciation              Securities Fund/VA
   Portfolio                       Oppenheimer Main Street
  Global Life Sciences              Growth & Income Fund/VA
   Portfolio
  Global Technology Portfolio     PIMCO Variable Insurance
  Growth Portfolio                 Trust
  International Growth             Foreign Bond Portfolio
   Portfolio                       High Yield Bond Portfolio
  Worldwide Growth Portfolio       Long-Term U.S. Government
                                    Bond Portfolio
 MFS(R) Variable Insurance         Total Return Bond Portfolio
  Trust
  MFS(R) Investors Growth         Rydex Variable Trust
   Stock Series (formerly          Rydex OTC Fund
   known as MFS(R) Growth
   Series)
  MFS(R) Investors Trust
   Series (formerly known as
   MFS(R) Growth With Income
   Series)
  MFS(R) New Discovery Series
  MFS(R) Utilities Series

*This portfolio may invest in lower quantity debt securities commonly referred to as junk bonds.

Not all of these portfolios may be available in all states or in all markets.

If you choose our fixed option, your Account Value will grow at a rate of at least 4%. We take the investment risk for Account Value allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select and interest credited on Account Value in the Guarantee Account. You bear the investment risk of investing in Separate Account II.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

This prospectus contains information about Separate Account II that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

The date of this prospectus is February 1, 2002.

Table of Contents

Definitions.................................................................   1

Annual Expense Table........................................................   4
 Portfolio Annual Expenses..................................................   6
 Other Policies.............................................................   9

Policy Summary..............................................................  10

Risk Summary................................................................  14

GE Life and Annuity Assurance Company.......................................  16
 State Regulation...........................................................  16

Separate Account II.........................................................  17
 Changes to Separate Account II.............................................  17

The Portfolios..............................................................  19
 Subaccounts................................................................  19
 Your Right to Vote Portfolio Shares........................................  27

Guarantee Account...........................................................  28

Charges and Deductions......................................................  30
 Premium Charge.............................................................  30
 Monthly Deduction..........................................................  31
 Cost of Insurance..........................................................  31
 Surrender Charge...........................................................  33
 Partial Surrender Processing Fee...........................................  34
 Other Charges..............................................................  34
 Reduction of Charges for Group Sales.......................................  34

The Policy..................................................................  36
 Applying for a Policy......................................................  36
 Owner......................................................................  37
 Beneficiary................................................................  37
 Changing the Owner or Beneficiary..........................................  37
 Canceling a Policy.........................................................  37

Premiums....................................................................  38
 General....................................................................  38
 Tax Free Exchanges (1035 Exchanges)........................................  38
 Certain Internal Exchanges.................................................  39
 Periodic Premium Plan......................................................  39
 Minimum Premium Payment....................................................  39
 Allocating Premiums........................................................  40

How Your Account Value Varies...............................................  41
 Account Value..............................................................  41
 Surrender Value............................................................  41
 Subaccount Values..........................................................  41
 Unit Values................................................................  41
 Net Investment Factor......................................................  42

Transfers...................................................................  43
 General....................................................................  43
 Dollar-Cost Averaging......................................................  44
 Portfolio Rebalancing......................................................  44
 Transfers by Third Parties.................................................  45

Death Benefits..............................................................  46
 Amount of Death Benefit Payable............................................  46
 Death Benefit Options......................................................  46
 Changing the Death Benefit Option..........................................  47
 Changing the Specified Amount..............................................  47

Surrenders and Partial Surrenders...........................................  49
 Surrenders.................................................................  49
 Partial Surrenders.........................................................  49
 Effect of Partial Surrenders on Account Value and Death Benefit Proceeds...  49

Loans.......................................................................  50
 General....................................................................  50
 Repayment of Policy Debt...................................................  50
 Effect of Policy Loans.....................................................  51

Termination.................................................................  52
 Premium To Prevent Termination.............................................  52
 Your Policy will Remain in Effect During the Grace Period..................  52
 Reinstatement..............................................................  52

Payments and Telephone Transactions.........................................  53
 Requesting Payments........................................................  53
 Telephone Transactions.....................................................  54

Tax Considerations..........................................................  55
 Introduction...............................................................  55
 Tax Status of the Policy...................................................  55
 Tax Treatment of Policies -- General.......................................  56
 Special Rules for Modified Endowment Contracts (MECs)......................  59
 Income Tax Withholding.....................................................  60
 Tax Status of the Company..................................................  60
 Changes in the Law and Other Considerations................................  60

Other Policy Information....................................................  61
 Optional Payment Plans.....................................................  61
 Dividends..................................................................  62
 Incontestability...........................................................  62
 Suicide Exclusion..........................................................  62
 Misstatement of Age or Gender..............................................  63
 Written Notice.............................................................  63
 Trustee....................................................................  63

 Other Changes..............................................................  63
 Reports....................................................................  64
 Supplemental Benefits......................................................  64
 Using the Policy as Collateral.............................................  67
 Reinsurance................................................................  67
 Legal Proceedings..........................................................  67

Additional Information......................................................  68
 Sale of the Policies.......................................................  68
 Legal Matters..............................................................  69
 Experts....................................................................  69
 Actuarial Matters..........................................................  69
 Financial Statements.......................................................  69
 Executive Officers and Directors...........................................  70
 Other Information..........................................................  70
 Hypothetical Illustrations.................................................  71

Definitions

We have tried to make this prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The total amount under the Policy in each Subaccount and the General Account.

Age -- The Age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the Death Benefit payable at the death of the Insured under a single life Policy and the Last Insured under a joint and last survivor Policy.

Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Death Benefit -- The amount determined under the Death Benefit option in effect as of the date of death of the Insured under a single life Policy or the Last Insured under a joint and last survivor Policy.

Death Benefit Proceeds -- The amount of proceeds determined under the applicable Death Benefit option.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account II invests.

GE Life & Annuity -- GE Life and Annuity Assurance Company.

General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account II or any of our other separate accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Separate Account II.

Home Office -- Our offices at 6610 West Broad Street Richmond, Virginia 23230, 1-800-352-9910. The term "we" may be used throughout this prospectus in connection with calculations of Account Value (Cash Value); in these instances, the term "we" has the same meaning as Home Office.

Insured -- The person(s) upon whose lives are Insured under the Policy.

Investment Options -- The Guarantee Account and the Subaccounts.

Monthly Anniversary Day -- The same day in each month as the Policy Date.

Net Premium -- The portion of each premium you allocate to one or more Investment Options. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b) is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Death Benefit Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured under a single life Policy and the Last Insured under a joint and last survivor Policy or at the time of surrender.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Separate Account II -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life & Annuity to which you allocate Net Premiums.

Subaccounts -- A subdivision of Separate Account II, the assets of which are invested exclusively in a corresponding portfolio of a Fund. Not all Subaccounts may be available in all states or markets.

Specified Amount -- An amount we use in determining the insurance coverage.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Account Value minus any Policy Debt and minus any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the Account Value for each Subaccount.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Fund does not value its shares. The term "date" may be used throughout this prospectus in connection with calculations of Account Value; in those instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Annual Expense Table

EXPENSE TABLE

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses of the Subaccounts of the Separate Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, See "Charges and Deductions" in this Prospectus and the Fund prospectuses.

Owner Transaction Expenses:/1/
------------------------------------------------------------------------------
Maximum surrender charge (per $1,000 of Specified
 Amount). We reduce the surrender charge percentage over
 time. In general, the later you surrender, the lower the
 surrender charge will be.                                              $37.19

Maximum Premium Charge/2/                                                 7.5%

Transfer Charge (for each transfer after the twelfth in a
 calendar year)/3/                                                         $20

Partial Surrender Processing Fee/4/                        lesser of $25 or 2%
                                                           of amount withdrawn
Maximum Monthly Policy Charge/5/                                           $10

Maximum Monthly Expense Charge (per $1,000 of Specified
 Amount for the first ten Policy years)/6/                               $0.83

Maximum Specified Amount Increase Charge (per $1,000 of
 increase in Specified Amount for the first ten Policy
 years after increase)/6/                                                $0.83

Expenses (as a percentage of Annual Account Value in
Separate Account II):
------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Charge
 For the first $50,000 of unloaned Account Value in the
  Subaccounts ($100,000 for a joint and last survivor
  Policy).                                                                .40%
 For unloaned Account Value in the Subaccounts above
  $50,000 ($100,000 for a joint and last survivor Policy)
  for the first twenty Policy years only.                                 .05%

Cost of Insurance Charge (maximum monthly charge per
 $1,000 of coverage)/7/                                                  83.33

Rider Options Available with the Policy
------------------------------------------------------------------------------
Riders Available to both Single and Joint and Last Survivor Policies

 Accelerated Benefit Rider Charge                                           $0
 Death Benefit Enhancement Rider Cost of Insurance Charge
  (maximum monthly charge per $1,000 of coverage)                       $83.33
 Death Benefit Enhanced Rider Maximum Monthly Expense
  Charge (per $1,000 of coverage and any additional
  increase in coverage)                                                  $0.83

Riders Available to Single Life Policies Only

 Additional Insured Rider Charge (maximum monthly charge
  per $1,000 of coverage)                                               $83.33
 Children's Insurance Rider (maximum monthly charge per
  $1,000 of coverage)                                                    $0.50
 Waiver of Monthly Deduction (maximum monthly percentage
  of the total cost of insurance charges for the base
  policy, death benefit enhancement rider and any term
  insurance riders)                                                     38.24%
 Accidental Death Benefit (maximum annual charge per
  $1,000 of coverage)                                                    $2.24

Riders Available to Joint and Last Survivor Policies Only

 Four Year Term Rider Charge (maximum monthly charge per $1,000 of
  coverage)                                                        $83.33
 Policy Split Option Rider Charge/8/                                   $0

--------------------------------------------------------------------------------
 /1/ We reserve the right to impose a maximum fee of $25 for the cost of preparing an inforce illustration, although we do not currently do so.
 /2/ We currently deduct 5% from each premium payment.
 /3/ We reserve the right to assess a $20 transfer charge for each transfer after the twelfth transfer in a calendar year, although we do not currently do so.
 /4/ We reserve the right to charge a partial surrender processing fee of the lesser of $25 or 2% of the amount withdrawn, although currently we do not do so.
 /5/ We reserve the right to assess a maximum monthly policy charge of $10, although currently we assess a monthly policy charge of $5.
 /6/ This charge varies depending upon the risk class(es) of the Insured.
     Factors used in assessing the charge include the age, gender and rating class (excluding the specified amount attributable to any supplemental benefits) of the insured at the time the Policy is issued or at time of the Specified Amount Increase is requested.
 /7/ The cost of insurance charge is subject to a maximum guaranteed cost of insurance as shown in your Policy. This charge depends on the risk class(es) of the Insured(s), Specified Amount and Death Benefit option selected. See "Charges and Deductions -- Cost of Insurance" in this prospectus. We will not impose a cost of insurance charge once the Insured under a single life Policy or the youngest Insured under a joint and last survivor Policy reaches Attained Age 100.
 /8/ Evidence of insurability is required when policy split is requested.

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                             Total Annual
                                                                               Expenses
                                                                 Other        (after fee
                           Management Fees          Service Expenses (after   waiver and
                          (after fee waiver, 12b-1   Share  reimbursement,  reimbursements
Portfolio                   as applicable)   Fees*  Fees**  as applicable)  as applicable)
------------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund              0.61%        -- %    -- %       0.21%           0.82%
 AIM V.I. Growth Fund            0.61         --      --         0.22            0.83
 AIM V.I. Value Fund             0.61         --      --         0.23            0.84
Alliance Variable
Products Series Fund,
Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares                         0.63        0.25     --         0.07            0.95
 Premier Growth
  Portfolio -- Class B
  Shares                         1.00        0.25     --         0.05            1.30
 Quasar Portfolio --
   Class B Shares                0.81        0.25     --         0.14            1.20
Dreyfus/2/
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets
  Portfolio -- Initial
  Class Shares                   1.25         --      --         0.75            2.00
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Class Shares                   0.75         --      --         0.03            0.78
Federated Insurance
 Series/3/
 Federated High Income
  Bond Fund II -- Service
  Shares                         0.60         --     0.10        0.16            0.86
 Federated International
  Small Company Fund II          0.15         --     0.10        1.25            1.50
Fidelity Variable
Insurance Products Fund
(VIP)/4/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares                 0.48        0.25     --         0.10            0.83
 VIP Growth Portfolio --
   Service Class 2 Shares        0.57        0.25     --         0.09            0.91
Fidelity Variable
Insurance Products Fund
(VIP II)/5/
 VIP II ContraFund
  Portfolio -- Service
  Class 2 Shares                 0.57        0.25     --         0.10            0.92
Fidelity Variable
Insurance Products Fund
(VIP III)/6/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares                 0.48        0.25     --         0.12            0.85
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares                 0.57        0.25     --         0.17            0.99
GE Investments Funds,
 Inc./7/
 Mid-Cap Value Equity
  Fund                           0.65         --      --         0.05            0.70
 Money Market Fund               0.28         --      --         0.04            0.32
 Premier Growth Equity
  Fund                           0.65         --      --         0.02            0.67
 S&P 500 Index Fund              0.35         --      --         0.04            0.39
 Small-Cap Value Equity
  Fund                           0.80         --      --         0.19            0.99
 U.S. Equity Fund                0.55         --      --         0.04            0.59
 Value Equity Fund               0.65         --      --         0.19            0.84

                                                                        Total Annual
                                                            Other         Expenses
                            Management                     Expenses      (after fee
                           Fees (after          Service     (after       waiver and
                           fee waiver,   12b-1   Share  reimbursement, reimbursements
Portfolio                 as applicable) Fees*  Fees**  as applicable) as applicable)
-------------------------------------------------------------------------------------
Janus Aspen Series/8/
 Aggressive Growth
  Portfolio -- Service
  Shares                       0.65%     0.25%    -- %       0.02%          0.92%
 Balanced Portfolio --
   Service Shares              0.65      0.25     --         0.02           0.92
 Capital Appreciation
  Portfolio --  Service
  Shares                       0.65      0.25     --         0.02           0.92
 Global Life Sciences
  Portfolio --  Service
  Shares                       0.65      0.25     --         0.30           1.20
 Global Technology
  Portfolio -- Service
  Shares                       0.65      0.25     --         0.04           0.94
 Growth Portfolio --
   Service Shares              0.65      0.25     --         0.02           0.92
 International Growth
  Portfolio -- Service
  Shares                       0.65      0.25     --         0.06           0.96
 Worldwide Growth
  Portfolio -- Service
  Shares                       0.65      0.25     --         0.05           0.95
MFS(R) Variable
 Insurance Trust/9/
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth
  Series) -- Service
  Class Shares                 0.75      0.20     --         0.15           1.10
 MFS(R) Investors Trust
  Series (formerly
  MFS(R) Growth with
  Income Series --
  Service Class Shares         0.75      0.20     --         0.11           1.06
 MFS(R) New Discovery
  Series --  Service
  Class Shares                 0.90      0.20     --         0.15           1.25
 MFS(R) Utilities
  Series -- Service
  Class Shares                 0.75      0.20     --         0.15           1.10
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              0.64      0.15     --         0.04           0.83
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.70      0.15     --         0.03           0.88
PIMCO Variable Insurance
 Trust/10/
 Foreign Bond
  Portfolio --
  Administrative Shares        0.25       --     0.15        0.51           0.91
 High Yield Bond
  Portfolio --
  Administrative Shares        0.25       --     0.15        0.35           0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares       0.25       --     0.15        0.25           0.65
 Total Return Bond
  Portfolio --
  Administrative Shares        0.25       --     0.15        0.25           0.65
Rydex Variable Trust
 Rydex OTC Fund                0.75       --     0.25        0.46           1.46
-------------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.
** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to GE Life & Annuity.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been 1.41% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .16% other expenses.

 /2/The annual expenses for the Dreyfus Investment Portfolio Emerging Markets
    Portfolio reflect the portfolio adviser's waiver of fees or reimbursements for the year ending December 31, 2000. Absent these waivers and reimbursements, the total annual expense for the portfolio would have been 3.86% consisting of 1.25% for management fees and 2.61% for other fees.

 /3/The shareholder services provider of the Federated High Income Bond II and Federated International Small Company Fund II voluntarily elected not to accrue a portion of the shareholder services fee during the fiscal year ending December 31, 2000. The shareholder services fee paid by the Fund after the voluntary reduction was .10%. Absent such reduction, the total annual expenses for the Federated High Income Bond Fund II would have been 1.01% consisting of .60% management fee, .25% service fee and .16% other fees; total annual expenses for the International Small Company Fund II would have been 5.99%, consisting of 1.25% management fee, .25% service share fee and 4.49% other fees. The shareholder services provider can terminate this voluntary reduction at any time.


    Although the Federated International Small Company Fund II adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Federated International Small Company Fund II did not pay or accrue a distribution (12b-1) fee during the fiscal year ending December 31, 2000. The Federated International Small Company Fund II has no present intention of paying or accruing a distribution (12b-1) fee during the fiscal year ending December 31, 2001.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Funds paid were used to reduce Fund expenses. In addition, the Funds, or FMR on behalf of the Funds, have entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .82%; the total annual expenses of the VIP Growth would have been .90%. See the accompanying Fund prospectus for details.

 /5/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Funds paid were used to reduce Fund expenses. In addition, the Funds, or FMR on behalf of the Funds, have entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II ContraFund Portfolio during 2000 would have been .90%. See the accompanying Fund prospectus for details.

 /6/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Funds paid were used to reduce Fund expenses. In addition, the Funds, or FMR on behalf of the Funds, have entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .84%. See the accompanying Fund prospectus for details.

 /7/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /8/Expenses, for the Janus Aspen Series, are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

  /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS(R) Variable Insurance Trust during 2000 would have been: total annual expenses of 1.12% for the MFS(R) Investor Growth Stock Series (formerly MFS(R) Growth Series), consisting of .75% management fees, .20% 12b-1 fee and .17% other expenses; total annual expenses of 1.07% for the MFS(R) Investors Trust Series (formerly Growth With Income), consisting of .75% management fee, .20% 12b-1 fee and .12% other expenses; total annual expenses of 1.29% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and .19% other expenses; total expenses of 1.11% for the MFS(R) Utilities Series, consisting of .75% management fee, .20% 12b-1 fees and .16% other expenses. MFS(R) has contractually agreed to waive other expenses to ensure they are no more than .15% after non-contractual expenses are included.

 /10/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares. Absent fee waivers or reimbursements, the total annual expenses of the Total Return Bond Portfolio during 2000 would have been total annual expenses of .66%, consisting of .25% management fees, .15% service fees and .26% other expenses.

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER POLICIES

We offer other variable life insurance policies in Separate Account II which also invest in the same portfolios (or many of the same) of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Policy Summary


PREMIUMS

You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See "Periodic Premium Plan."

Premium amounts depend on an Insured's Age, gender (where applicable), risk class, Specified Amount selected, and any supplemental benefit riders. See "Premiums."

You may make unscheduled premium payments, provided such premium payments do not exceed the limitations for life insurance as set forth by Section 7702 of the Code. We may reject any additional premium payments, or portion thereof, that would result in your Policy being disqualified as life insurance under the Code. Each additional premium payment, if within the limitations as stated above, must be at least $50. See "Premiums."

Under certain circumstances, you may have to pay extra premiums to prevent termination. See "Premium to Prevent Termination."

DEDUCTION FROM PREMIUMS

Currently, we deduct a 5% premium charge (7.5% maximum) from each premium before we place it in a Subaccount or the Guarantee Account. We currently do not deduct the maximum 7.5% premium charge but reserve the right to do so. We refer to the premium minus the premium charge as a Net Premium. We do not assess a premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy. See "Premium Charge."

ALLOCATION OF NET PREMIUMS

You may allocate your Net Premiums among up to ten of the Subaccounts of Separate Account II plus the Guarantee Account at any given time. Until 1) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate your Net Premiums to the Investment Options you designate. See "Allocating Premiums."

DEDUCTIONS FROM ASSETS

Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 2000, the minimum total annual expenses (as a percentage of average net assets) was .32%, and the maximum total annual expenses (as a percentage of average net assets) was 2.00%. See "Portfolio Annual Expenses."

We deduct monthly a mortality and expense risk charge at an effective annual rate of 0.40% of the first $50,000 of unloaned Account Value in the Subaccounts (0.40% of the first $100,000 of unloaned Account Value for a joint and last survivor Policy). For the first twenty Policy years, we also deduct a mortality and expense risk charge for unloaned Account Value above $50,000 ($100,000 for a joint and last survivor Policy) at an annual effective rate of 0.05%. Beginning with Policy year 21, we do not deduct a mortality and expense risk charge for unloaned Account Value over $50,000 ($100,000 for joint and last survivor Policy).

We make a monthly deduction from your Account Value for (1) the cost of insurance charge, (2) a current monthly policy charge of $5: ($10 per month maximum), (3) a monthly expense charge based on the initial Specified Amount for the first ten Policy years that varies by Age(s), gender and rating class (excluding the Specified Amount attributable to any supplemental benefits), (4) a monthly expense charge for an increase in Specified Amount for the first ten policy years following the increase that varies by Age(s), gender and rating class (excluding the Specified Amount attributable to any supplemental benefits) and (5) supplemental benefit charges. The monthly deduction will also include the increase charge for the first ten Policy years following an increase in the Specified Amount. See "Changing the Specified Amount."

There are optional riders that provide additional benefits; some riders require an additional cost. Not all riders are available in all states or to all policies. See "Supplemental Benefits" for more information on these riders.

For information concerning compensation paid for sale of the Policies, see "Sale of the Policies."

ACCOUNT VALUE

Account Value equals the total amount in each Subaccount and the General Account, including the Guarantee Account.

Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Death Benefit Proceeds. Account Value varies from day to day to reflect investment experience of the Subaccounts, interest credited Account Value in the Guarantee Account, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See "How Your Account Value Varies."

You can transfer Account Value among the Investment Options (subject to certain restrictions). See "Transfers" for rules and limits. Policy loans reduce the amount available for allocations and transfers.

There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction. See "Premium to Prevent Termination."

CASH BENEFITS

You may take a Policy loan for up to 90% of the difference between Account Value and any surrender charges, minus any Policy Debt. See "Loans."

You may partially surrender your Policy. The minimum partial surrender amount is $200. We reserve the right to charge a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender although we currently do not assess such a charge. If you select Death Benefit Option B, you may only make a partial surrender after the first Policy year. See "Partial Surrender."

You can surrender your Policy at any time for its Surrender Value (Account Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first ten Policy years, and for ten Policy years after an increase in the Specified Amount (except for increases in the Specified Amount that result from a change in Death Benefit option). See "Surrenders" and "Surrender Charge."

You may choose from a variety of payment options. See "Requesting Payments."

DEATH BENEFITS

The minimum Specified Amount available is $100,000 for a single life Policy and $200,000 for a joint and last survivor Policy.

You may choose from among three Death Benefit options:

  . Option A -- Specified Amount plus Account Value;

  . Option B -- Specified Amount; or

  . Option C is:

    . the greater of Specified Amount; or

    . the Specified Amount; plus

    . the sum of all premiums paid before Attained Age 75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, the premiums paid under the old policy minus any partial surrender of premiums and charges for supplemental non-qualified benefits as defined in the Code); minus

    .  the charges for supplemental benefits, other than those specified in
       Section 7702(f)(5)(A) of the Code; minus

    . all partial surrenders.

The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the Minimum Death Benefit. See "Death Benefits."

The Death Benefit Proceeds are payable as a lump sum or under a variety of options. See "Requesting Payments" and "Optional Payment Plans."

You may change the Specified Amount and the Death Benefit option. See "Changing the Specified Amount" and "Changing the Death Benefit Option" for rules and limits.

During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See "Premium to Prevent Termination."

Risk Summary

INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.

RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, Death Benefits and Accelerated Death Benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See "Special Rules for Modified Endowment Contracts." You should consult a qualified tax advisor in all tax matters involving your Policy.

LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you selected Death Benefit Option B or Option C, you may only make partial surrenders after the first Policy year.

The minimum partial surrender amount is $200. We reserve the right to assess a processing fee for each partial surrender although we do not currently do so.

Partial surrenders will reduce your Account Value and Death Benefit Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

  .  the Owner pays premiums for insurance coverage on the Insured(s);

  . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the Last Insured under a joint and last survivor Policy; and

  .  the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and of the Policy's Account Value will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

The Surrender Value of your Policy may decrease if the investment performance of the Subaccounts to which you allocate Account Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

GE Life and Annuity Assurance Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses.

GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account II and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Separate Account II


We established GE Life & Annuity Separate Account II as a separate investment account on August 21, 1986. Separate Account II currently has forty-one Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the Funds described below.

The assets of Separate Account II belong to us. However, we may not charge the assets in Separate Account II attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account II's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against Separate Account II without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account II is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account II by the SEC.

CHANGES TO SEPARATE ACCOUNT II

Separate Account II may include other Subaccounts that are not available under the Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution or elimination may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:

  .  create new separate accounts;

  .  combine separate accounts, including Separate Account II;

  . transfer assets of Separate Account II, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

  . add new Subaccounts to or remove Subaccounts from Separate Account II, or combine Subaccounts;

  .  make the Subaccounts available under other policies we issue;

  .  add new Funds or remove existing Funds;

  . substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;

  .  deregister Separate Account II under the 1940 Act; and

  . operate Separate Account II under the direction of a committee or in another form.

The Portfolios

You decide the Subaccounts to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your Net Premiums and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 41 Subaccounts, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to ten Subaccounts at any one time.

                                                         Adviser (and Sub-Adviser,
Subaccount Investing In         Investment Objective          as applicable)
----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS

AIM V.I. Capital            Objective is growth of         A I M Advisors,
 Appreciation Fund          capital.                       Inc.
----------------------------------------------------------------------------------
AIM V.I. Growth Fund        The Fund's investment          A I M Advisors,
                            objective is to seek growth    Inc.
                            of capital.
----------------------------------------------------------------------------------
AIM V.I. Value Fund         Seeks to achieve long-term     A I M Advisors,
                            growth of Capital. Income      Inc.
                            is a secondary objective.
----------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.

Growth and Income           Seeks reasonable current       Alliance Capital
 Portfolio                  income and reasonable          Management, L.P.
                            opportunity for
                            appreciation through
                            investments primarily in
                            dividend-paying common
                            stocks of good quality. May
                            also invest in fixed-income
                            securities and convertible
                            securities.
----------------------------------------------------------------------------------

                                                         Adviser (and Sub-Adviser,
Subaccount Investing In         Investment Objective          as applicable)
----------------------------------------------------------------------------------
Premier Growth Portfolio    Seeks growth of capital by     Alliance Capital
                            investing predominantly in     Management, L.P.
                            the equity securities of a
                            limited number of large,
                            carefully selected, high
                            quality U.S. companies
                            judged likely to achieve
                            superior earnings.
----------------------------------------------------------------------------------
Quasar Portfolio            Seeks growth of capital by     Alliance Capital
                            pursuing aggressive            Management, L.P.
                            investment policies. This
                            Fund invests based upon the
                            potential for capital
                            appreciation and only
                            incidentally for current
                            income. The investment
                            policies are aggressive.
----------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment          Non-diversified/1/             The Dreyfus
Portfolios -- Emerging      portfolio seeking long-term    Corporation
Markets Portfolio           capital growth by investing
                            primarily in the stocks of
                            companies organized, or
                            with a majority of its
                            assets or business, in
                            emerging market countries.
----------------------------------------------------------------------------------
The Dreyfus Socially        Seeks to provide capital,      The Dreyfus
Responsible Growth Fund     growth, with current income    Corporation (sub
                            as a secondary goal by         adviser, NCM Inc.)
                            investing primarily in the
                            common stock of companies
                            that in the opinion of the
                            Fund's management, meet
                            traditional investment
                            standards and conduct their
                            business in a manner that
                            contributes to the
                            enhancement of the quality
                            of life in America.
----------------------------------------------------------------------------------
THE FEDERATED INSURANCE
SERIES

Federated High Income Bond  Seeks high current income.     Federated
 Fund II                    Seeks to achieve its           Investment
                            objective by investing         Management Company
                            primarily in diversified
                            portfolio of professionally
                            managed fixed-income
                            securities. The fixed-
                            income securities in which
                            the Fund intends to invest
                            are lower-rated corporate
                            debt obligations, commonly
                            referred to as "junk
                            bonds." The risks of these
                            securities and their high
                            yield potential are
                            described in the prospectus
                            for the Federated Insurance
                            Series, which should be
                            read carefully before
                            investing.
----------------------------------------------------------------------------------
Federated International     Seeks to provide long-term     Federated Global
Small Company Fund II       growth of capital. Pursues     Investment
                            this objective by investing    Management Corp.
                            at least 65% of its assets
                            in equity securities of
                            foreign companies that have
                            a market capitalization at
                            the time of purchase of
                            $1.5 billion or less.
----------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                         Adviser (and Sub-Adviser,
Subaccount Investing In         Investment Objective          as applicable)
----------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
(VIP)

Equity-Income Portfolio     Seeks reasonable income and    Fidelity Management
                            will consider the potential    & Research Company
                            for capital appreciation.      (subadvised by FMR
                            The Fund also seeks a          Co., Inc.)
                            yield, which exceeds the
                            composite yield on the
                            securities comprising the
                            S&P 500 by investing
                            primarily in income-
                            producing equity securities
                            and by investing in
                            domestic and foreign
                            issuers.
----------------------------------------------------------------------------------
Growth Portfolio            Seeks capital appreciation     Fidelity Management
                            by investing primarily in      & Research Company;
                            common stocks of companies     (subadvised by FMR
                            believed to have above-        Co., Inc.)
                            average growth potential.
----------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND II
(VIP II)

ContraFund(R) Portfolio     Seeks long-term capital        Fidelity Management
                            appreciation by investing      & Research Company
                            primarily in common stocks     (subadvised by
                            and securities of companies    Fidelity Management
                            whose value it believes to     & Research (U.K.)
                            have not fully been            Inc., Fidelity
                            recognized by the public.      Management &
                            This Fund invests in           Research (Far East)
                            domestic and foreign           Inc., Fidelity
                            issuers and also invests in    Investments Japan
                            "growth" stocks or "value"     Limited and
                            stocks or both.                subadvised by FMR
                                                           Co., Inc.)
----------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
III (VIP III)

Growth & Income Portfolio   Seeks high total return        Fidelity Management
                            through a combination of       & Research Company
                            current income and capital     (subadvised by
                            appreciation by investing a    Fidelity Management
                            majority of assets in          & Research (U.K.)
                            common stocks with a focus     Inc., Fidelity
                            on those that pay current      Management &
                            dividends and show             Research (Far East)
                            potential for capital          Inc., Fidelity
                            appreciation.                  Investments Japan
                                                           Limited and
                                                           subadvised by FMR
                                                           Co., Inc.)
----------------------------------------------------------------------------------
Mid Cap Portfolio           Seeks long-term growth of      Fidelity Management
                            capital by investing           & Research Company
                            primarily in common stocks     (subadvised by
                            and at least 65% of total      Fidelity Management
                            assets in securities of        & Research (U.K.),
                            companies with medium          Inc. and Fidelity
                            market capitalizations.        Management &
                                                           Research Far East
                                                           Inc.)
----------------------------------------------------------------------------------

                                                         Adviser (and Sub-Adviser,
Subaccount Investing In         Investment Objective          as applicable)
----------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund   Objective of providing long    GE Asset Management
                            term growth of capital by      Incorporated
                            investing primarily in
                            common stock and other
                            equity securities of
                            companies that the
                            investment adviser believes
                            are undervalued by the
                            marketplace at the time of
                            purchase and that offer the
                            potential for above-average
                            growth of capital. Although
                            the current portfolio
                            reflects investments
                            primarily within the mid
                            cap range, the Fund is not
                            restricted to investments
                            within any particular
                            capitalization and may in
                            the future invest a
                            majority of its assets in
                            another capitalization
                            range.
----------------------------------------------------------------------------------
Money Market Fund           Objective of providing         GE Asset Management
                            highest level of current       Incorporated
                            income as is consistent
                            with high liquidity and
                            safety of principal by
                            investing in various types
                            of good quality money
                            market securities.
----------------------------------------------------------------------------------
Premier Growth Equity Fund  Objective of providing         GE Asset Management
                            long-term growth of capital    Incorporated
                            as well as future (rather
                            than current) income by
                            investing primarily in
                            growth-oriented equity
                            securities.
----------------------------------------------------------------------------------
S&P 500 Index Fund/2/       Objective of providing         GE Asset Management
                            capital appreciation and       Incorporated
                            accumulation of income that    (subadvised by
                            corresponds to the             State Street Global
                            investment return of the       Advisers)
                            Standard & Poor's 500
                            Composite Stock Price Index
                            through investment in
                            common stocks comprising
                            the Index.
----------------------------------------------------------------------------------
Small-Cap Value Equity      Objective of providing         GE Asset Management
 Fund                       long-term growth of capital    Incorporated
                            by investing primarily in      (subadvised by
                            equity securities of small     Palisade Capital
                            cap undervalued U.S.           Management, L.L.C.)
                            companies that have solid
                            growth prospects.
----------------------------------------------------------------------------------
U.S. Equity Fund            Objective of providing         GE Asset Management
                            long-term growth of capital    Incorporated
                            through investments
                            primarily in equity
                            securities of U.S.
                            companies.
----------------------------------------------------------------------------------
Value Equity Fund           Objective of providing         GE Asset Management
                            long-term growth of capital    Incorporated
                            and future income. Pursues
                            investments in equity
                            securities of large
                            undervalued U.S. companies
                            that have solid growth
                            prospects.
----------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                        Adviser (and Sub-Adviser,
Subaccount Investing In        Investment Objective          as applicable)
---------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified/1/             Janus Capital
 Portfolio                 portfolio pursuing long-       Corporation
                           term growth of capital.
                           Pursues this objective by
                           normally investing at least
                           50% of its assets in equity
                           securities issued by
                           medium-sized companies.
---------------------------------------------------------------------------------
Balanced Portfolio         Seeks long-term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with
                           the preservation of capital
                           and balanced by current
                           income. Normally invests
                           40-60% of its assets in
                           securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities
                           selected primarily for
                           their income potential.
---------------------------------------------------------------------------------
Capital Appreciation       Non-diversified/1/             Janus Capital
 Portfolio                 portfolio pursing long-term    Corporation
                           growth of capital. Pursues
                           this objective by investing
                           primarily in common stocks
                           of companies of any size.
---------------------------------------------------------------------------------
Global Life Sciences       Non-diversified/1/             Janus Capital
 Portfolio                 portfolio seeking long-term    Corporation
                           growth of capital. The
                           portfolio pursues this
                           objective by investing at
                           least 65% of its total
                           assets in securities of
                           U.S. and foreign companies
                           that the portfolio manager
                           believes have a life
                           science orientation. The
                           portfolio normally invests
                           at least 25% of its total
                           assets, in the aggregate,
                           in the following industry
                           groups: health care;
                           pharmaceuticals;
                           agriculture;
                           cosmetics/personal care;
                           and biotechnology.
---------------------------------------------------------------------------------
Global Technology          Non-diversified/1/             Janus Capital
 Portfolio                 portfolio seeking long-term    Corporation
                           growth of capital. The
                           portfolio pursues this
                           objective by investing at
                           least 65% of its total
                           assets in securities of
                           U.S. and foreign companies
                           that the portfolio manager
                           believes will benefit
                           significantly from advances
                           or improvements in
                           technology.
---------------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital        Janus Capital
                           growth consistent with the     Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks
                           of companies of any size.
                           Emphasizes larger, more
                           established issuers.
---------------------------------------------------------------------------------

                                                         Adviser (and Sub-Adviser,
Subaccount Investing In         Investment Objective          as applicable)
----------------------------------------------------------------------------------
International Growth        Seeks long-term growth of      Janus Capital
 Portfolio                  capital. Pursues this          Corporation
                            objective primarily through
                            investments in common
                            stocks of issuers located
                            outside the United States.
                            The portfolio normally
                            invests at least 65% of its
                            total assets in securities
                            of issuers from at least
                            five different countries,
                            excluding the United
                            States.
----------------------------------------------------------------------------------
Worldwide Growth Portfolio  Seeks long-term capital        Janus Capital
                            growth in a manner             Corporation
                            consistent with the
                            preservation of capital.
                            Pursues this objective by
                            investing in a diversified
                            portfolio of common stocks
                            of foreign and domestic
                            issuers of all sizes.
                            Normally invests in at
                            least five different
                            countries including the
                            United States.
----------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Investors Growth     Seeks to provide long-term     Massachusetts
Stock Series (formerly      growth of capital and          Financial Services
known as MFS(R) Growth      future income rather than      Company ("MFS(R)")
Series)                     current income. Pursues
                            this objective by
                            investing, under normal
                            market conditions, at least
                            80% of its total assets in
                            common stocks and related
                            securities, of companies
                            MFS(R) believes offer
                            better than average
                            prospects for long-term
                            growth.
----------------------------------------------------------------------------------
MFS(R) Investors Trust      Seeks to provide reasonable    Massachusetts
Series (formerly known as   current income and long-       Financial Services
MFS(R) Growth With Income)  term growth of capital and     Company ("MFS(R)")
                            income. Pursues this
                            objective by investing,
                            under normal market
                            conditions, at least 65% of
                            its total assets in common
                            stocks and related
                            securities. This series
                            will also seek to generate
                            gross income equal to
                            approximately 90% of the
                            dividend yield on the
                            Standard & Poor's 500
                            Composite Index.
----------------------------------------------------------------------------------
MFS(R) New Discovery        Seeks capital appreciation.    Massachusetts
 Series                     Pursues this objective by      Financial Services
                            investing at least 65% of      Company ("MFS(R)")
                            its total assets in equity
                            securities of emerging
                            growth companies.
----------------------------------------------------------------------------------
MFS(R) Utilities Series     Seeks capital growth and       Massachusetts
                            current income. Pursues        Financial Services
                            this objective by investing    Company ("MFS(R)")
                            at least 65% of its total
                            assets in equity and debt
                            securities of domestic and
                            foreign companies in the
                            utilities industry.
----------------------------------------------------------------------------------

                                                        Adviser (and Sub-Adviser,
Subaccount Investing In        Investment Objective          as applicable)
---------------------------------------------------------------------------------

OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Global Securities Fund/VA  Seeks long-term capital        OppenheimerFunds,
                           appreciation by investing a    Inc.
                           substantial portion of
                           assets in securities of
                           foreign issuers, "growth-
                           type" companies, cyclical
                           industries and special
                           situations that are
                           considered to have
                           appreciation possibilities.
                           It invests mainly in common
                           stocks of U.S. and foreign
                           issuers.
---------------------------------------------------------------------------------
Main Street Growth &       Seeks high total return,       OppenheimerFunds,
Income Fund/VA             which includes growth in       Inc.
                           the value of its shares as
                           well as current income,
                           from equity and debt
                           securities. The Fund
                           invests mainly in common
                           stocks of U.S. companies.
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio     Non-diversified/1/             Pacific Investment
                           portfolio seeking to           Management Company
                           maximize total return,         LLC
                           consistent with
                           preservation of capital and
                           prudent investment
                           management. This portfolio
                           primarily invests in
                           intermediate maturity
                           hedged non-U.S. fixed
                           income securities.
---------------------------------------------------------------------------------
High Yield Bond Portfolio  Seeks to maximize total        Pacific Investment
                           return, consistent with        Management Company
                           preservation of capital and    LLC
                           prudent investment
                           management. Primarily
                           invests in higher yielding
                           fixed income securities
                           (also known as "junk
                           bonds").
---------------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total        Pacific Investment
Bond Portfolio             return, consistent with the    Management Company
                           preservation of capital and    LLC
                           prudent investment
                           management. Primarily
                           invests in long-term
                           maturity fixed income
                           securities.
---------------------------------------------------------------------------------
Total Return Bond          Seeks to maximize total        Pacific Investment
 Portfolio                 return consistent with         Management Company
                           preservation of capital and    LLC
                           prudent investment
                           management. Primarily
                           invests in intermediate
                           maturity fixed income
                           securities.
---------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                Non-diversified/1/ Fund        Rydex Global
                           seeks to provide investment    Advisors
                           results that correspond to
                           a benchmark for over-the-
                           counter securities that
                           invest primarily in
                           securities of companies
                           included in NASDAQ 100
                           IndexTM.
---------------------------------------------------------------------------------

 /3/ The NASDAQ 100 IndexTM is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of Separate Account II. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed Funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared Funding.

Each Fund may engage in mixed and shared Funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Separate Account II and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide. We will also receive Service Share fees from certain of the portfolios. These fees are for the administrative services we provide to those portfolios and are deducted from portfolio assets attributable to the Policies, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets attributable to the Policies for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote the portfolio shares held in Separate Account II at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared Funding, other persons or entities besides the Company may vote portfolio shares.

Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See "Charges and Deductions."

Each time you allocate premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the Account Value in the Guarantee Account represented by that particular allocation.

The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See "Transfers".) During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and Account Value allocated to the Guarantee Account participating in the dollar-cost averaging program. See "Dollar-Cost Averaging." (This may not be available to all classes of Policies). We also reserve the right, at any time, to stop accepting premium payments or transfers of Account Value to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Deductions


This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

  . the partial surrender, surrender, Policy loan and Death Benefits under the Policy;

  . Investment Options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;

  .  administration of various elective options under the Policy; and

  .  the distribution of various reports to Owners.

The costs and expenses we incur include:

  . those associated with underwriting applications, increases in Specified Amount, and riders;

  . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

  . sales and marketing expenses, including compensation paid in connection with sales of the Policies; and

  . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

  . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected;

  . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

  . that the General Account assets will earn less than the guaranteed interest rate we credit.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 5% charge (7.5% maximum) from each premium before placing the resulting Net Premium in the Subaccounts or the Guarantee Account. We currently do not deduct the maximum 7.5% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and each Monthly Anniversary Day from Account Value. The monthly deduction for each Policy consists of:

  .  the cost of insurance charge (discussed below);

  .  the mortality and expense risk charge (discussed below);

  .  a current monthly policy charge of $5 ($10 per month maximum);

  . a maximum monthly expense charge of $0.83 per $1,000 of Specified Amount for the first ten Policy years. The monthly expense charge is based on the initial Specified Amount for the first ten Policy years and varies by Age(s), gender and rating class (excluding the Specified Amount attributable to any supplemental benefits). If an increase in Specified Amount becomes effective, there will be an additional maximum charge of $0.83 per $1,000 of increase included in the monthly deduction for the first ten Policy years following the increase. See "Changing the Specified Amount"; and

  . any charges for additional benefits added by riders to the Policy (See "Supplemental Benefits").

We currently deduct monthly a mortality and expense risk charge at an effective annual rate of 0.40% of the first $50,000 of unloaned Account Value in the Subaccounts (0.40% of the first $100,000 of unloaned Account Value for a joint and last survivor Policy). For the first twenty Policy years, we also deduct a mortality and expense risk charge for unloaned Account Value above $50,000 ($100,000 for a joint and last survivor Policy) at an annual effective rate of 0.05%. Beginning with Policy year 21, we do not deduct a mortality and expense risk charge for unloaned Account Value over $50,000 ($100,000 for joint and last survivor Policy). We will not increase this charge for the duration of your Policy.

The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

We will deduct the monthly deduction from the Subaccounts of Separate Account II and the Guarantee Account based on your written instructions. If you do not provide us with written instructions, we will deduct the monthly deduction from the Subaccounts of Separate Account II and the Guarantee Account in proportion to your Account Value in each Subaccount and the Guarantee Account.

COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

For a joint and last survivor Policy, we determine the cost of insurance in a manner that reflects the anticipated mortality of both Insureds and the fact that the Death Benefit is not payable until the death of the Last Insured.

We calculate the cost of insurance on each Monthly Anniversary Day based on your net amount at risk. We determine your net amount at risk by the following formula:

            Death Benefit
            Proceeds
            --------------  --  Account Value
              1.0032737

To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Death Benefit Option A or Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part up to the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases. If Death Benefit Option C is in effect, and the Specified Amount has increased, we first consider Account Value part of the initial Specified Amount. If Account Value is more than the initial Specified Amount plus premium payments, we will allocate that Account Value to the increases in Specified Amount.

The cost of insurance rate for an Insured is based on his or her Age, gender, Policy Duration and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting: a male or female or unisex risk class where appropriate under applicable law; and a nicotine use or no nicotine use risk class. In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's Age nearest birthday at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

We will deduct the cost of insurance charge from the Subaccounts of Separate Account II and the Guarantee Account based on your written instructions. If you do not provide us with written instructions, we will deduct the cost of insurance charge proportionately from your assets in the Subaccounts and the Guarantee Account. The monthly deduction for cost of insurance charges will end on the Policy Anniversary Date on which the Insured under a single life Policy or the youngest Insured under a joint and last survivor Policy reaches Attained Age 100.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. The maximum surrender charge we will assess is $37.19 per $1,000 of Specified Amount. We calculate the surrender charge by multiplying a factor times the lowest Specified Amount in effect before the surrender, divided by 1000. The factor depends on the issue Age and gender (where applicable), of the Insured. For a joint and last survivor Policy, the factor depends on the issue Age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five Policy years and then decreases each Policy Month to zero over the next 5 Policy years. We will deduct the surrender charge before we pay the Surrender Value.

If you increase the Specified Amount (other than as a result of a change in Death Benefit option), you will also incur a surrender charge. The factor used in determining the amount of the surrender charge depends on the issue Age of the Insured for a single life Policy or both Insureds for a joint and last survivor Policy. The charge will apply to the increase in Specified Amount.

If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit options), you will also incur a surrender charge. The amount of the surrender charge will be based:

  (a) first upon any surrender charge in effect for the most recent increase in Specified Amount;

  (b) then upon any surrender charge in effect for the next most recent increases in Specified Amount in succession; and

  (c) finally upon the surrender charge in effect for the original Specified Amount.

We disclose the surrender charges on the data pages of your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

We do not assess a surrender charge for partial surrenders.

PARTIAL SURRENDER PROCESSING FEE

We currently do not assess a processing fee for partial surrenders. However, we reserve the right to deduct a partial surrender processing fee in the future. The fee will not exceed the lesser of $25 or 2% of the amount surrendered.

OTHER CHARGES

Upon written request, we will provide a projection of illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $20 for each transfer after the twelfth transfer in a Policy year. This charge will be at cost with no profit to us. We currently do not assess a transfer charge.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

  (1) The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

  (2) The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

  (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

  (4) The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

  (5) Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies Funded by Separate Account II.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is a flexible premium variable life insurance policy. We may issue the Policy either on the life of a single Insured or the lives of two Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state were we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your agent must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See "Premiums," below. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See "Allocating Premiums." Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy on a single Insured basis covering an Insured up to Age 85 and on a joint and last survivor basis covering Insureds from Age 20 up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 85. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If we do not receive the full first premium with your application, the insurance will become effective on the effective date. This date is the date that we receive your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insured under a single life Policy or the Insureds under a joint and last survivor Policy are found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the Policy Date you requested when that date is later than the date you completed your application.

OWNER

You have rights in the Policy during the Insured's lifetime under a single life Policy and during the lifetimes of both Insureds under a joint and last survivor Policy. If you die before an Insured and there is no contingent Owner, ownership will pass to your estate.

We will treat Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy. If the last surviving joint Owner dies before the Insured under a single life Policy or the Last Insured under a joint and last survivor Policy and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an Optional Payment Plan is chosen, we will pay the death proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured under a single life Policy or the Last Insured under a joint and last survivor Policy, we will pay the proceeds to the contingent Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE OWNER OR BENEFICIARY

During an Insured's life, you may change the Owner. If you reserve the right, you may change the Beneficiary during an Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel your Policy during the "free-look period" by returning it to us at our Home Office. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, or other amounts as required under state law.

Premiums

GENERAL

The premium amounts sufficient to Fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.

When you apply for the Policy, you will choose one of two alternative tests to evaluate whether your Policy qualifies as life insurance under the Code. If you choose the Guideline Premium Test, the total premiums you pay may not exceed the guideline premium limitation for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. If you choose the Cash Value Accumulation Test, the terms of the Policy require that the Death Benefit equal at least a factor (set forth in the Policy, and which is dependent upon the age of the Insured(s)) multiplied by the Policy's Account Value. Once chosen, you cannot change your choice later. You should consult a tax adviser before making your choice.

For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See "Tax Considerations." We reserve the right to limit the number and amount of any unscheduled premium payments.

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

CERTAIN INTERNAL EXCHANGES

If you replace an existing GE Life and Annuity Assurance Company fixed permanent life insurance policy with this Policy, we may waive some or all of any applicable surrender charge on the fixed permanent life insurance policy, provided that:

  (1) the fixed permanent life insurance policy has a positive Surrender Value at the time of the exchange; and


  (2) the entire Account Value in the fixed permanent life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to: Surrender Charge (new) +.03 Account Value; where

  (1) Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy; and

  (2) Account Value is the Account Value of the fixed permanent life insurance policy at the time of the exchange. Please contact us for more details.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. Any change will be effective upon our receipt of the instructions. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See "Changing the Specified Amount."

MINIMUM PREMIUM PAYMENT

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $50. Please keep in mind that you may have to pay a higher amount to keep the Policy in force. Even if you pay the minimum premium amount, your Policy may lapse. See "Premium to Prevent Termination." For purposes of the minimum premium payment requirements, we deem any payment to be a Planned Periodic Premium if we receive it within 30 days (before or after) of the scheduled date for a Planned Periodic Premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

ALLOCATION PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Subaccount and the Guarantee Account. You may only direct your Net Premiums and Account Value to not more than ten Subaccounts plus the Guarantee Account at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium to the Subaccounts and the Guarantee Account based on the allocations percentages you specified in your application.

How Your Account Value Varies



ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account and the amount held in the General Account to secure Policy Debt. We determine Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Subaccounts and interest credited under the Guarantee Account to which you have allocated amounts and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.

SURRENDER VALUE

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.

SUBACCOUNT VALUES

On any Valuation Day, the value of a Subaccount equals the number of Subaccount units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Subaccount, either by Net Premium allocation, transfer of Account Value, transfer of Policy Debt loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Subaccount's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Subaccount, you transfer an amount from the Subaccount, you take a partial surrender from the Subaccount, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), where:

  (a)  is the result of:

    (1)  the value of the assets at the end of the preceding Valuation Period;
         plus

    (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

    (4) any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

  (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period.

Transfers

GENERAL

You may transfer Account Value among the Subaccounts and the Guarantee Account at any time. Transfer requests may be made in writing or in any other form acceptable to us.

A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office. We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts.

We may defer transfers under the same conditions that we may delay paying proceeds. See "Requesting Payments." Currently, there is no limit on the number of transfers among the Subaccounts and the Guarantee Account, but we reserve the right to limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. We may not honor transfers made by third parties. See "Transfers by Third Parties."

We also reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of Account Value available for transfer at any one time to 25 percent of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

  (a) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

  (b) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

  (c) if necessary for the Policy to qualify as life insurance under the Code.

  (d) if the transfer would adversely affect accumulation unit values. This may occur if the transfer would affect one percent or more of the relevant Fund's total assets.

We also may not honor transfers made by third parties. (See "Transfers by Third Parties.")

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Money Market portfolio of GE Investments Funds, Inc. (the "Money Market Subaccount") or the Guarantee Account to any combination of Subaccounts other than the Money Market Subaccount (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Subaccount or the Guarantee Account to any Subaccount other than the Money Market Subaccount. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See "Allocating Premiums" for a description of when this occurs).

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss. We also reserve the right to exclude Subaccounts from portfolio rebalancing. The Guarantee Account does not participate in portfolio rebalancing.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

Death Benefits

As long as the Policy remains in force, we will pay the Death Benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. See "Requesting Payments." We will pay the Death Benefit to the Beneficiary.

AMOUNT OF DEATH BENEFIT PAYABLE

The amount of Death Benefit payable equals:

  . the Death Benefit Proceeds determined under the Death Benefit option in effect on the date of death of the Insured under a single life Policy and the Last Insured under a joint and last survivor Policy;

  .  plus any supplemental Death Benefits provided by rider;

  .  minus any Policy Debt on that date; and

  . minus the premium that would have been required to keep the Policy in force if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See "Incontestability," "Misstatement of Age or Gender" and "Suicide."

The minimum Specified Amount is $100,000 under a single life Policy and $200,000 under a joint and last survivor Policy.

DEATH BENEFIT OPTIONS

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Code. At the time of application, you must choose either the Cash Value Accumulation Test or the Guideline Premium Test. Once chosen, the tax qualification test cannot be changed. For each tax qualification test, there are three Death Benefit options available under the Policy. The Death Benefit will be the greater of the Death Benefit under Death Benefit option you select or the Minimum Death Benefit resulting from the chosen tax qualification test.

For any Death Benefit option, the calculation of the Minimum Death Benefit is shown in the Policy. The Minimum Death Benefit generally is the lowest Death Benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

For an Insured under a single life Policy or either Insured under a joint and last survivor Policy where the Attained Age of the Insured is less than 100, the Death Benefit is set forth below.

  . Under Option A, the Death Benefit is the Specified Amount plus the Account Value.

  .  Under Option B, the Death Benefit is the Specified Amount.

  .  Under Option C, the Death Benefit is:

    .  the greater of Specified Amount; or

    .  the Specified Amount; plus

    . the sum of all premiums paid before Attained Age 75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, the premiums paid under the old policy; minus

    . any partial surrender of premiums and charges for supplemental non-qualified benefits as defined in the Code); minus

    .  the charges for supplemental benefits, other than those specified in
       Section 7702(f)(5)(A) of the Code; minus

    .  all partial surrenders.

Under Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

Under all options, we determine the Specified Amount and Account Value on the Valuation Day of the death of the Insured under a single life Policy and of the Last Insured under a joint and last survivor Policy.

Under Death Benefit Option A, the Death Benefit Proceeds will vary directly with the investment performance of the Account Value. Under Death Benefit Option B, the Death Benefit Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount. Under Death Benefit Option C, the Death Benefit will vary directly with premium payments.

CHANGING THE DEATH BENEFIT OPTION

You select the Death Benefit option when you apply for the Policy. However, you may request a change to Option A or Option B on your Policy at any time by writing to our Home Office. Changes to Option C are not permitted. The effective date of the change will be the Monthly Anniversary Day after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. We will adjust the Specified Amount on the effective date of the change in Death Benefit option to ensure the Death Benefit after the change equals the Death Benefit before the charge. A change in the Death Benefit option will affect the cost of insurance charges.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. The maximum monthly charge that can be assessed for an increase in Specified Amount is $0.83 per $1,000 of increase in Specified Amount for the first 10 Policy Years after the increase. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See "Monthly Deduction" and "Cost of Insurance." Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic payments upon an increase in the Specified Amount.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Account Value that we refund from each Investment Option in the same proportion that the Account Value in that Investment Option bears to the total Account Value in all Investment Options under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

An increase in the Specified Amount will increase the Continuation Amounts and may result in a surrender charge.

A change in your Specified Amount may have Federal tax consequences. See "Tax Considerations."

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies under a single life Policy or the Last Insured dies under a joint and last survivor Policy. The Policy will terminate on the Valuation Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first ten Policy years. See "Surrender Charge." A surrender may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

You may make partial surrenders at any time under your Policy. If you elected Death Benefit Option B, you only may make partial surrenders after the first Policy year. The minimum partial surrender amount is $200.

We reserve the right to assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered, although we currently do not do so. See "Partial Surrender Processing Fee." The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.

When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Options in which you are invested.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

A partial surrender will reduce both the Account Value and the Death Benefit Proceeds by the amount of the partial surrender.

Loans


GENERAL

You may borrow up to the following amount:

  . 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

  .  less any outstanding Policy Debt.

The minimum Policy loan is $500. You may request Policy loans by writing to our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in Separate Account II and the Guarantee Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Option in which you have invested. We will pay interest at an annual rate of at least 4% on that collateral.

During the first ten Policy years, we pay interest at an annual rate of 4.25% on collateral corresponding to Policy Debt and charge interest daily at an effective annual rate of 4.40% on outstanding Policy Debt. After the tenth Policy year, we pay interest at an annual rate of 4.00% on collateral and charge interest daily at an effective annual rate of 4.00% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge. Currently, for Policy years six through ten, we pay the same rate of interest on collateral and charge the same rate of interest on Policy Debt as we do after the tenth Policy year, however, we may, in our sole discretion, change this practice in the future.

Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

You may repay a loan at any time during an Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and the Guarantee Account and allocate it as you directed when you repay the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while an Insured is living and the Policy is in force. We will treat any payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See "Premiums."

When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the Death Benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. We will credit interest at an annual rate of at least 4% on that collateral. The amount held as collateral is not affected by Separate Account II's investment performance. Amounts transferred from Separate Account II as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account II.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See "Tax Considerations."

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

If the Insured under a single life Policy or both Insureds under a joint and survivor Policy should die during the grace period before you pay the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. The Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information.

Payments and Telephone Transactions

REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Death Benefit Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit Proceeds, which we determine as of the Valuation Day of the Insured's death under a single life Policy or the Last Insured's death under a joint and last survivor Policy, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your Death Benefit Proceeds in a lump sum or under an Optional Payment Plan. See "Optional Payment Plans."

In most cases, when we pay Death Benefit payments in a lump sum, we will pay these proceeds either:

  (1) to your Designated Beneficiary(ies) directly in the form of a check; or

  (2) by establishing an interest bearing account called the "GE Secure Access Account" for the Designated Beneficiary(ies) in the amount of Death Proceeds payable.

When establishing the GE Secure Access Account we will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payments payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not Insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

Any Death Benefit Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Death Benefit Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit Proceeds by any benefits added by rider.

We may delay making a payment or processing a transfer request if:

 .   the disposal or valuation of Separate Account II's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

 .  the SEC by order permits postponement of payment to protect our Policy
   Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn.

TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Customer Service Center. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions,

  . confirming the telephone transaction in writing to you or a third party you authorized, and/or

  .  tape recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

To request a telephone transaction, please call our Customer Service Line at 1-800-352-9910.

Tax Considerations

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the Insured (or Last Insured for the joint and last survivor version of the Policy) are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured (or last Insured) is alive. The Policy is designed to comply with one of two alternative tests under the tax law. For Policies designed to comply with the tax law's Guideline Premium Test, this favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and survivor version of the Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, we may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

For Policies designed to comply with the tax law's Cash Value Accumulation Test, the Policy's terms define a Minimum Death Benefit that is different than that imposed by the Guideline Premium Test. There is also uncertainty regarding the application of this test to the joint and survivor version of the Policy. As necessary to ensure compliance, we may need to amend this Policy, e.g., to generally provide higher Death Benefit Factors.

Regardless of the tax compliance test selected, two other requirements must be met for your Policy to receive favorable tax treatment as life insurance.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

  . The investments of Separate Account II must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

  .  your right to choose particular investments for a Policy must be limited.

Investments in Separate Account II must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account II, including the assets of the Funds in which Separate Account II invests, are "adequately diversified." If Separate Account II fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account II will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Account Values. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Account Values among the Funds may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account II and thus subject to current taxation on the income and gains from those assets.

The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account II.

No guarantees regarding tax treatment. The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES -- GENERAL

Death benefit Proceeds and Account Value Increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

  . Death Benefit Proceeds are excludable from the gross income of the Beneficiary.

  . You are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insured (or Last Insured) is alive.

  . The taxation of amounts distributed while the Insured is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," or "MEC," is defined in the section entitled "Definition of a Modified Endowment Contract" located in the "Special Rules to Modified Endowment Contracts (MECs)" provision of this prospectus.

Partial and full surrenders and maturity proceeds. A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a MEC, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on this amount at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rule for certain cash distributions in the first 15 Policy years. During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit Proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."

Considerations where Insured lives past Age 100. If the Insured survives beyond Age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit Proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond Age 100, we have no current plans to withhold or report taxes in this situation.

Accelerated Benefit Rider. Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the Death Benefit if the Insured becomes terminally ill. The accelerated benefit payment is treated in the same manner as Death Benefit Proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the Owner of the Policy, or is financially interested in the trade or business of the Owner, the payment would be taxable in part.

Loans. If your Policy is not a MEC, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan consists of Preferred Policy Debt. If your Policy terminates (by a full surrender or by a lapse) while the Insured (or Last Insured) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where policies are held by or for the benefit of corporations, trusts, etc.. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the Beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

  .  a 20% owner of the entity; or

  . an officer, director, or employee of the trade or business, at the time first covered by the Policy.

This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owners of the entity and the Owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.

Optional Payment Plans. If Death Benefit Proceeds under the Policy are paid under one of the Optional Payment Plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Death Benefit Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Changes and Exchanges. The right to change Owners and changes reducing future amounts of Death Benefit Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, in the case of the Policy when issued as a joint and last survivor Policy, the other life insurance contract involved in the exchange generally must also cover the same two Insureds. The exercise of the option to split the joint and last survivor version of the Policy into two separate life insurance contracts may result in the taxation of the Policy as if there were a full surrender.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS (MECs)

Definition of a "Modified Endowment Contract." Special rules apply to a Policy classified as a MEC. A Policy will be classified as a MEC if either of the following is true:

  . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.

  .  If the Policy is received in exchange for another policy that is a MEC.

Due to the coverage of more than one Insured under the joint and last survivor version of the Policy, there are special considerations in applying the 7-pay test. For example, a reduction in the Death Benefit at any time, such as may occur upon a partial surrender, may cause the Policy to be a MEC, resulting in the application of the tax treatment described below. Generally, the manner of applying the 7-pay test is somewhat uncertain in the case of contracts covering more than one Insured.

Tax Treatment of MECs. If a Policy is classified as a MEC, the following special rules apply:

  . A partial surrender will be taxable to you to the extent that the Account Value exceeds your investment in the contract.

  . A loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

  (1)  after you attain Age 59 1/2,

  (2)  because you have become disabled, within the meaning of the tax law, or

  (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your Beneficiary, within the meaning of the tax law).

Special Rules If You Own More Than One MEC. All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative issues. The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account II. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account II, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account II.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax advisor.

Other Policy Information


OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments"):

  Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early.

  Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

  Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

  Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

  Plan 5 -- Joint Life And Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of Separate Account II because they are forms of fixed-benefit annuities. See "Tax Treatment of Policies." Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life version or the lifetimes of both Insureds under the joint and last survivor version, generally for two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If the Insured under a single life Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the Beneficiary an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary under the same conditions as the initial Specified Amount.

If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the Beneficiary an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase.

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


The amount payable to the Beneficiary attributable to the increase will equal the monthly deductions for the increase.

If the Last Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary under the same conditions as the initial Specified Amount.

Please see your Policy for more details.

MISSTATEMENT OF AGE OR GENDER

We will adjust the Death Benefit Proceeds if you misstated an Insured's Age or gender in your application.


WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and the full name of the Insured for a single life Policy or each Insured for a joint and last survivor Policy. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the
Code:

  . to make the Policy, our operations, or the operation of Separate Account II to conform with any law or regulation issued by any government agency to which they are subject; or

  . to reflect a change in the operation of Separate Account II, if allowed by the Policy.

Only the President or a Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms.

The President or a Vice President of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account II, the Guarantee Account and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:

  .  the Specified Amount;

  .  the Account Value in each Investment Option;

  .  the Surrender Value;

  .  the Policy Debt; and

  .  the premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Fund underlying a Subaccount to which you have allocated Account Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL BENEFITS

There are several supplemental benefits that may be added to a single life Policy, as well as a joint and last survivor Policy. These benefits may not be available in all states or markets.

All riders except the Death Benefit Enhancement Rider may be added at the time the Policy is issued and after issue. The Death Benefit Enhancement Rider may only be added at the time the Policy is issued. Riders (excluding the Death Benefit Enhancement Rider) may be canceled at any time by notifying us in writing at the Home Office.

We will deduct monthly charges from your Account Value as part of the monthly deduction for the benefits described above except for the accelerated death benefit and split option benefit. There is no charge for the accelerated Death Benefit or policy split option riders. See "Charges and Deductions, Monthly Deduction."

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity representative for further information or contact our Home Office.

Riders Available on Single Life Policies Only:

Additional Insured Rider. An additional Insured can be added with this term insurance rider. The rider is available to the same issue ages and risk classes as the base Insured. The minimum amount of insurance is $10,000 and the maximum is the

Specified Amount on the base Policy (excluding the Death Benefit Enhancement rider amount). This rider also contains a conversion option that expires on the Policy anniversary nearest the additional Insured's 70th birthday. The cost of this rider is the same as the Cost of Insurance on a current and guaranteed basis, based on the additional Insured's age, underwriting class and gender.

Children's Insurance Rider. This rider provides available insurance coverage for each child of the Insured. The minimum amount of insurance coverage is $2000; the maximum amount is $10,000. There is a conversion privilege at policy anniversary nearest 25th birthday or when Policy ends, if earlier. If the Insured dies while the Policy is in effect, each child that is covered under this rider, will receive a paid-up Policy for the rider amount of insurance. The current and maximum monthly rate for this rider is $0.50 per $1000 of rider insurance coverage.

Waiver of Monthly Deduction Rider. In the event of total disability, this rider will provide the payments of Premiums to the Policy. The rider is available for issue ages 15-60 (rating restrictions may apply). The amount of Premium benefit equal the maximum monthly deduction continuation amount. Coverage under this rider ends on the Policy anniversary nearest Insured's age 65 unless the Insured has been continuously disabled for the previous five years. The maximum cost of the rider is 38.24% of the total monthly Cost of Insurance charges, including rider cost of insurance.

Accidental Death Benefit. This rider provides an additional Death Benefit should the Insured's death occur as a result of an accident (as defined by the rider). The amount is paid in addition to the Specified Amount of the base Policy. The Specified Amount of the rider can be from $5,000 to $200,000, but may not exceed the Specified Amount of the base Policy. The maximum annual charge is $2.24 per $1,000 of Specified Amount but ends at attained age 70.

Riders Available on Joint Life Policies Only:

Four Year Term Rider. This rider provides term insurance coverage on the Insured that dies last. The four year term rider will use the same current and guaranteed Cost of Insurance rates that are used on the base Policy.

Policy Split Option Rider. This rider allows the Owner to split a Policy into two individual Policies in the event of a divorce or a substantial change in estate tax law. The maximum Death Benefit available on either insured is equal to one-half of the base Policy Specified Amount. There is no charge for this rider, but evidence of insurability is required when the split is requested.

Riders Available on Both Single and Joint Life Policies:

Death Benefit Enhancement Rider. This rider provides additional insurance on the Insured(s). The additional benefit is payable on the death of the second Insured for a joint life policy. The cost of Insurance charge for this rider is the same as the Cost of Insurance rates on the base coverage. There is also a monthly Expense Charge per $1,000 of coverage and any additional increase in coverage.

Accelerated Benefit Rider. You may elect an Accelerated Benefit if the Insured is terminally ill. There is no charge for the election of this rider. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor Policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured.

For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

  .  which has been diagnosed by a licensed physician;

  . the diagnosis of which is supported by clinical, radiological, laboratory or other evidence that is satisfactory to us; and

  . which a licensed physician certifies is expected to result in death within 12 months from the date of the certification.

Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see our Policy rider for more information.

The Accelerated Benefit will equal (a) minus (b) minus (c) minus (d), where:

  (a)  is the Eligible Proceeds;

  (b) is the discount for early payment of a Death Benefit. The discount will be based on the annual interest rate charged for Non-Preferred Policy Loans;

  (c) is the product of (1) the ratio of Eligible Proceeds to Total Proceeds, and (2) any Policy Debt; and

  (d)  is an administrative charge not to exceed $250.

Eligible Proceeds are the lesser of (a) and (b), where:

  (a)  is 75% of the Total Proceeds; and

  (b)  is $250,000 for all the Insured's policies in force with us.

Total Proceeds include the Policy's Death Benefit had the Insured's death occurred on the date of the approval of the Accelerated Benefit claim and any term insurance on the Insured (or in the case of joint and last survivor term insurance on the Insured (or in the case of joint and last survivor policies the surviving Insured) added by rider. Any such rider must have at least two years of the term remaining as measured from the date we receive proof of terminal illness.

The Accelerated Benefit will be paid in one lump sum.

If the amount of Eligible Proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured's death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.

If the amount of Eligible Proceeds is less than the amount of the Death Benefit that would have been paid at the Insured's death, then upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of Eligible Proceeds to Total Proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on the appropriate form if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account II.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (the "Underwriter") for the distribution and sale of the Policies. Pursuant to this agreement, the Underwriter serves as principal underwriter for the Policies. The Underwriter is located at 6630 W. Broad St., Richmond, Virginia 23230. The Underwriter was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. The Underwriter is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.

The Underwriter offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with the Underwriter are also licensed as insurance agents in the states in which they do business and are appointed with us.

The Underwriter also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay sales commissions and other marketing related expenses to the Underwriter for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 90% of the first year target premium (based on Age, gender, Specified Amount, risk class and other factors). In renewal years, the selling firm receives up to approximately 4.0% of premiums paid. We may pay trails commissions up to an annual rate of 0.25% of Account Value (less any Policy Debt) for all Policy years. This commission may be returned to us if the Policy is not continued through the first Policy year. We may on occasion pay a higher commission for a short period of time as a special promotion. In the case of sales by the Underwriter's registered representatives, a portion of the sales commission is passed through the Underwriter to its registered representative who sold the Policy. Because the Underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

The Underwriter also receives 12b-1 fees from Alliance Variable Products Series Fund, Inc., Fidelity Variable Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, MFS(R) Variable Insurance Trust and Oppenheimer Variable Account Funds.

In the case of sales by selling firms, the Underwriter passes through the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.

We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account Value.

LEGAL MATTERS

The legal matters in connection with the Policy described in this prospectus have been passed on by Heather C. Harker, Assistant Vice President and Associate General Counsel of GE Life & Annuity.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account II, as of December 31, 2000 and for each of the years or lesser periods in the three-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

ACTUARIAL MATTERS

Actuarial matters included in this Prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of GE Life & Annuity and subsidiary included in this prospectus from the financial statements of Separate Account II. Please consider the financial statements of GE Life & Annuity only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of GE Life & Annuity and subsidiary as affecting the investment performance of the assets held in Separate Account II.

The Separate Account II financial statements included in this Prospectus profile have several Subaccounts that are not available to this Policy. The new Subaccounts in Separate Account II that are available to this Policy did not begin operation before the date of this prospectus.

EXECUTIVE OFFICERS AND DIRECTORS

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

         Name                          Positions and Offices with Depositor for Last Five Years
----------------------------------------------------------------------------------------------------------------
 Pamela S. Schutz     Director and President, GE Life and Annuity Life Assurance Company since May 1998; Chief
                      Executive Officer, GE Life and Annuity Assurance Company since June 2000; President, The
                      Harvest Life Insurance Company May 1997- November 1998; President, GE Capital Commercial
                      Real Estate (an affiliate) May 1994-November 1998.

 Thomas M. Stinson(1) Director and Senior Vice President, GE Life and Annuity Assurance Company since April
                      2000; President, Personal Financial Services of GE Life and Annuity Assurance Company
                      since 1998; General Manager of Home Depot Credit Services Account, GE Card Services (an
                      affiliate) 1993-1998.

 Elliot A. Rosenthal  Director, GE Life and Annuity Assurance Company since June 2000; Senior Vice President of
                      GE Life and Annuity Assurance Company since 1996.

 Leon E. Roday(2)     Director, GE Life and Annuity Assurance Company since June 1999; Senior Vice President, GE
                      Life and Annuity Assurance Company since May 1998; Director, Senior Vice President,
                      General Counsel and Secretary, GE Financial Assurance Holdings, Inc. (an affiliate) since
                      1996.

 Geoffrey S. Stiff    Director, GE Life and Annuity Assurance Company since May 1996; Senior Vice President, GE
                      Life and Annuity Assurance Company since March 1999; Vice President, GE Life and Annuity
                      Assurance Company May 1996-March 1999; Director and Chief
                      Executive Officer of General Electric Capital Assurance Company (an affiliate) since 1996.

 Kelly L Groh         Senior Vice President and Chief Financial Officer of GE Life and Annuity Assurance Company
                      since January, 2002; Vice President and Controller of Wealth Management Income, GE Life
                      and Annuity Assurance Company since July 2000; Vice President, Controller and Sr.
                      Financial Analyst, Financial Service of GE Life and Annuity Assurance Company since March
                      1996.

 Donita M. King       Senior Vice President, General Counsel and Secretary, GE Life and Annuity Assurance
                      Company since March 1999; Associate General Counsel, Prudential Insurance Company of
                      America, March 1989-March 1999.

 Susan M. Mann        Vice President and Controller, GE Life and Annuity Assurance Company since April 2001;
                      Vice President and Controller, AMF Bowling, Inc. July 1998-December 2000; Chief Financial
                      Officer, World Access, Inc. (provider of travel insurance, assistance and financial market enhancement related products and services) April 1991-July 1998.

 Gary T. Prizzia(3)   Treasurer, GE Life and Annuity Assurance Company since January 2000; Assistant Treasurer
                      GE Financial Assurance Holdings, Inc. (an affiliate) since January 2000; Treasurer/Risk
                      Manager, Budapest Bank, October 1996-January 2000.

 Paul A. Haley        Senior Vice President and Chief Actuary, GE Life and Annuity Assurance Company since
                      January 2, 2002; Vice President Product Development, GE Life and Annuity Assurance Company
                      from October 1999-December 2001; Vice President and Chief Actuary, Colonial Life &
                      Accident Insurance Company, August 1997- July 1999.

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

  (1) The principal business address for Mr. Stinson is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, CA 94903.

  (2) The principal business address for Mr. Roday is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

  (3) The principal business address for Mr. Prizzia is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account II, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

HYPOTHETICAL ILLUSTRATIONS

We have included illustrations in this prospectus, and use them in connection with your purchase of the Policy. These illustrations are based on hypothetical rates of return that are not guaranteed. The rates are illustrative only, and do not represent past or future performance. Your actual Policy values and benefits will be different from these illustrations.

The illustrations assume you paid planned premiums annually and the returns on the assets in the Subaccounts were a uniform gross annual rate of 0%, 6% or 12%, before deduction of any fees and charges. The values reflect the deduction of all standard Policy and Fund fees and charges. However, the values do not reflect any fees and charges associated with the rider options. The tables also show planned premiums accumulated at 5% interest. The values under a Policy would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an average annual expense ratio of .94% of the average daily net assets of the Funds available under the Policies, based on the Funds' fees and expenses for the year ended December 31, 2000 as shown in the Portfolio Annual Expense Table, above. (These fees and expenses, and therefore the illustrations, reflect certain fee waivers and reimbursements provided by some of the Funds. We cannot guarantee that these fee waivers and reimbursements will continue.) For information on Fund fees and expenses, see the prospectuses for the Funds accompanying this prospectus. The illustrations also take into account the monthly charge we assess for assuming mortality and expense risks, equal to an annual rate of 0.40% of the first $50,000 of unloaned Account Value in the Subaccounts (0.40% of the first $100,000 of unloaned Account Value for a joint and last survivor Policy) plus an annual rate of 0.05% of unloaned Account Value above $50,000 ($100,000 for a joint and last survivor Policy) for the first twenty Policy years. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of [-.94]%, [5.06]%, and [11.06]% respectively.

The illustrations reflect the premium charge and the monthly deduction for the hypothetical Insured. We reflect our current charges and the higher maximum guaranteed charges that we have the contractual right to charge in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against Separate Account II and assume no Policy Debt or charges for supplemental benefits.

The illustrations reflect our gender distinct rates for no nicotine use. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated.

Flexible Premium Variable Life Insurance

Male Issue Age 45              Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk             Initial Premium and Planned
Death Benefit Option -- Level  Premium (Payable Annually) (1)        $13,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Maximum       Return with Maximum         Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1        13,650     6,442    9,707 250,000    7,091   10,356 250,000     7,742    11,007   250,000
  2        27,983    15,989   19,254 250,000   17,901   21,166 250,000    19,894    23,159   250,000
  3        43,032    25,380   28,645 250,000   29,189   32,454 250,000    33,319    36,584   250,000
  4        58,833    34,616   37,881 250,000   40,981   44,246 250,000    48,162    51,427   250,000
  5        73,567    42,075   45,340 250,000   51,600   54,865 250,000    62,812    66,077   250,000
  6        77,246    39,748   42,360 250,000   52,421   55,033 250,000    68,147    70,759   250,000
  7        81,108    37,355   39,314 250,000   53,162   55,121 250,000    73,939    75,898   250,000
  8        85,163    34,879   36,185 250,000   53,807   55,113 250,000    80,234    81,540   250,000
  9        89,421    32,303   32,956 250,000   54,336   54,989 250,000    87,087    87,740   250,000
 10        93,892    29,606   29,606 250,000   54,724   54,724 250,000    94,555    94,555   250,000
 15       140,592    33,646   33,646 250,000   77,460   77,460 250,000   171,712   171,712   250,000
 20       211,082    39,128   39,128 250,000  113,116  113,116 250,000   316,032   316,032   385,559
 25       301,047    33,422   33,422 250,000  155,576  155,576 250,000   554,150   554,150   642,814
 30       415,867     6,489   6,489  250,000  210,651  210,651 250,000   947,701   947,701 1,014,040
 35       562,411       *       *       *     290,351  290,351 304,868 1,605,984 1,605,984 1,686,283
----------------------------------------------------------------------------------------------------

  * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45              Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk             Initial Premium and Planned
Death Benefit Option -- Level  Premium (Payable Annually) (1)        $13,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1        13,650     7,402   10,667 250,000    8,091   11,356 250,000     8,781    12,046   250,000
  2        27,983    17,889   21,154 250,000   19,937   23,202 250,000    22,069    25,334   250,000
  3        43,032    28,204   31,469 250,000   32,301   35,566 250,000    36,738    40,003   250,000
  4        58,833    38,359   41,624 250,000   45,221   48,486 250,000    52,965    56,230   250,000
  5        73,567    46,724   49,989 250,000   57,020   60,285 250,000    69,123    72,388   250,000
  6        77,246    45,070   47,682 250,000   58,838   61,450 250,000    75,855    78,467   250,000
  7        81,108    43,408   45,367 250,000   60,681   62,640 250,000    83,236    85,195   250,000
  8        85,163    41,722   43,028 250,000   62,539   63,845 250,000    91,329    92,635   250,000
  9        89,421    40,019   40,672 250,000   64,420   65,073 250,000   100,223   100,876   250,000
 10        93,892    38,264   38,264 250,000   66,295   66,295 250,000   109,987   109,987   250,000
 15       140,592    48,351   48,351 250,000   99,023   99,023 250,000   203,532   203,532   272,733
 20       211,082    63,896   63,896 250,000  150,594  150,594 250,000   374,272   374,272   456,612
 25       301,047    76,559   76,559 250,000  217,953  217,953 252,826   661,041   661,041   766,807
 30       415,867    83,405   83,405 250,000  305,080  305,080 326,436 1,141,352 1,141,352 1,221,247
 35       562,411    82,420   82,420 250,000  416,609  416,609 437,440 1,950,626 1,950,626 2,048,158
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45          Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk         Initial Premium and Planned
Death Benefit Option --
  Increasing               Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
  of       At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
  1         4,988         0    2,142 252,142       0    2,333 252,333        0    2,526 252,526
  2        10,224       923    4,188 254,188   1,440    4,705 254,705    1,983    5,248 255,248
  3        15,723     2,869    6,134 256,134   3,848    7,113 257,113    4,918    8,183 258,183
  4        21,497     4,713    7,978 257,978   6,288    9,553 259,553    8,083   11,348 261,348
  5        27,559     6,445    9,710 259,710   8,752   12,017 262,017   11,491   14,756 264,756
  6        33,925     8,715   11,327 261,327  11,888   14,500 264,500   15,816   18,428 268,428
  7        40,608    10,854   12,813 262,813  15,026   16,985 266,985   20,414   22,373 272,373
  8        47,626    12,846   14,152 264,152  18,148   19,454 269,454   25,296   26,602 276,602
  9        54,995    14,679   15,332 265,332  21,239   21,892 271,892   30,477   31,130 281,130
 10        62,732    16,331   16,331 266,331  24,273   24,273 274,273   35,963   35,963 285,963
 15       107,623    24,182   24,182 274,182  41,646   41,646 291,646   73,628   73,628 323,628
 20       164,916    24,100   24,100 274,100  54,968   54,968 304,968  127,211  127,211 377,211
 25       238,039    11,134   11,134 261,134  57,038   57,038 307,038  200,753  200,753 450,753
 30       331,364       *       *       *     34,655   34,655 284,655  296,371  296,371 546,371
 35       450,473       *       *       *        *       *       *     408,817  408,817 658,817
-----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45          Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk         Initial Premium and Planned
Death Benefit Option --
  Increasing               Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1         4,988         0    2,924 252,924        0    3,145 253,145       101     3,366   253,366
  2        10,224     2,493    5,758 255,758    3,117    6,382 256,382     3,768     7,033   257,033
  3        15,723     5,239    8,504 258,504    6,453    9,718 259,718     7,772    11,037   261,037
  4        21,497     7,906   11,171 261,171    9,900   13,165 263,165    12,157    15,422   265,422
  5        27,559    10,521   13,786 263,786   13,489   16,754 266,754    16,988    20,253   270,253
  6        33,925    13,723   16,335 266,335   17,867   20,479 270,479    22,954    25,566   275,566
  7        40,608    16,847   18,806 268,806   22,372   24,331 274,331    29,437    31,396   281,396
  8        47,626    19,877   21,183 271,183   26,993   28,299 278,299    36,473    37,779   287,779
  9        54,995    22,823   23,476 273,476   31,744   32,397 282,397    44,132    44,785   294,785
 10        62,732    25,646   25,646 275,646   36,589   36,589 286,589    52,438    52,438   302,438
 15       107,623    40,188   40,188 290,188   65,640   65,640 315,640   111,187   111,187   361,187
 20       164,916    51,011   51,011 301,011   99,394   99,394 349,394   206,364   206,364   456,364
 25       238,039    57,531   57,531 307,531  138,403  138,403 388,403   362,644   362,644   612,644
 30       331,364    55,194   55,194 305,194  178,497  178,497 428,497   615,463   615,463   865,463
 35       450,473    41,112   41,112 291,112  216,173  216,173 466,173 1,027,155 1,027,155 1,277,155
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45               Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk              Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                     Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
  of       At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
  1         4,988         0    2,137 254,750       0    2,328 254,750        0    2,521 254,750
  2        10,224       903    4,168 259,500   1,421    4,686 259,500    1,965    5,230 259,500
  3        15,723     2,823    6,088 264,250   3,804    7,069 264,250    4,876    8,141 264,250
  4        21,497     4,627    7,892 269,000   6,205    9,470 269,000    8,004   11,269 269,000
  5        27,559     6,302    9,567 273,750   8,614   11,879 273,750   11,363   14,628 273,750
  6        33,925     8,496   11,108 278,500  11,677   14,289 278,500   15,622   18,234 278,500
  7        40,608    10,536   12,495 283,250  14,720   16,679 283,250   20,138   22,097 283,250
  8        47,626    12,400   13,706 288,000  17,720   19,026 288,000   24,918   26,224 288,000
  9        54,995    14,070   14,723 292,750  20,656   21,309 292,750   29,975   30,628 292,750
 10        62,732    15,518   15,518 297,500  23,497   23,497 297,500   35,315   35,315 297,500
 15       107,623    21,514   21,514 321,250  39,170   39,170 321,250   72,099   72,099 321,250
 20       164,916    16,719   16,719 345,000  48,416   48,416 345,000  126,018  126,018 345,000
 25       238,039       *       *       *     39,603   39,603 368,750  208,312  208,312 368,750
 30       331,364       *       *       *        *       *       *     349,007  349,007 392,500
 35       450,473       *       *       *        *       *       *     606,444  606,444 636,767
-----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Variable Life Insurance

Male Issue Age 45               Initial Specified Amount             $250,000
Preferred No Nicotine Use
 Underwriting Risk              Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                     Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1         4,988         0    2,924 254,750        0    3,144 254,750       100     3,365   254,750
  2        10,224     2,489    5,754 259,500    3,113    6,378 259,500     3,765     7,030   259,500
  3        15,723     5,229    8,494 264,250    6,443    9,708 264,250     7,765    11,030   264,250
  4        21,497     7,886   11,151 269,000    9,882   13,147 269,000    12,143    15,408   269,000
  5        27,559    10,487   13,752 273,750   13,460   16,725 273,750    16,967    20,232   273,750
  6        33,925    13,671   16,283 278,500   17,823   20,435 278,500    22,923    25,535   278,500
  7        40,608    16,772   18,731 283,250   22,311   24,270 283,250    29,398    31,357   283,250
  8        47,626    19,770   21,076 288,000   26,908   28,214 288,000    36,427    37,733   288,000
  9        54,995    22,676   23,329 292,750   31,631   32,284 292,750    44,082    44,735   292,750
 10        62,732    25,446   25,446 297,500   36,442   36,442 297,500    52,392    52,392   297,500
 15       107,623    39,438   39,438 321,250   65,241   65,241 321,250   111,660   111,660   321,250
 20       164,916    49,059   49,059 345,000   98,819   98,819 345,000   210,221   210,221   345,000
 25       238,039    53,025   53,025 368,750  138,278  138,278 368,750   379,579   379,579   440,311
 30       331,364    44,223   44,223 392,500  181,032  181,032 392,500   665,242   665,242   711,809
 35       450,473    14,870   14,870 416,250  226,746  226,746 416,250 1,146,509 1,146,509 1,203,834
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Level     Premium (Payable Annually) (1)        $13,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Maximum       Return with Maximum         Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1        13,650     7,405   10,370 500,000    8,075   11,040 500,000     8,746    11,711   500,000
  2        27,983    17,626   20,591 500,000   19,617   22,582 500,000    21,690    24,655   500,000
  3        43,032    27,698   30,663 500,000   31,681   34,646 500,000    35,994    38,959   500,000
  4        58,833    37,621   40,586 500,000   44,291   47,256 500,000    51,803    54,768   500,000
  5        75,425    47,395   50,360 500,000   57,470   60,435 500,000    69,273    72,238   500,000
  6        86,066    51,718   54,090 500,000   65,582   67,954 500,000    82,565    84,937   500,000
  7        90,369    49,993   51,772 500,000   67,686   69,465 500,000    90,487    92,266   500,000
  8        94,888    48,267   49,453 500,000   69,828   71,014 500,000    99,158   100,344   500,000
  9        99,632    46,532   47,125 500,000   72,004   72,597 500,000   108,669   109,262   500,000
 10       104,614    44,779   44,779 500,000   74,209   74,209 500,000   119,122   119,122   500,000
 15       163,334    62,709   62,709 500,000  117,655  117,655 500,000   227,542   227,542   500,000
 20       246,315    81,839   81,839 500,000  177,676  177,676 500,000   419,300   419,300   511,546
 25       352,222    92,225   92,225 500,000  249,488  249,488 500,000   742,747   742,747   861,586
 30       487,389    84,622   84,622 500,000  334,336  334,336 500,000 1,283,651 1,283,651 1,373,506
 35       659,901    31,630   31,630 500,000  438,425  438,425 500,000 2,188,927 2,188,927 2,298,374
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Level     Premium (Payable Annually) (1)        $13,000

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
 End    Accumulated       Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender  Cash    Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1        13,650      7,790   10,755 500,000    8,482   11,447 500,000     9,174    12,139   500,000
  2        27,983     18,400   21,365 500,000   20,459   23,424 500,000    22,601    25,566   500,000
  3        43,032     28,868   31,833 500,000   32,990   35,955 500,000    37,452    40,417   500,000
  4        58,833     39,194   42,159 500,000   46,102   49,067 500,000    53,879    56,844   500,000
  5        75,425     49,381   52,346 500,000   59,820   62,785 500,000    72,047    75,012   500,000
  6        86,066     53,970   56,342 500,000   68,346   70,718 500,000    85,950    88,322   500,000
  7        90,369     52,369   54,148 500,000   70,734   72,513 500,000    94,387    96,166   500,000
  8        94,888     50,794   51,980 500,000   73,201   74,387 500,000   103,658   104,844   500,000
  9        99,632     49,243   49,836 500,000   75,750   76,343 500,000   113,875   114,468   500,000
 10       104,614     47,712   47,712 500,000   78,382   78,382 500,000   125,145   125,145   500,000
 15       163,334     68,164   68,164 500,000  125,867  125,867 500,000   240,680   240,680   500,000
 20       246,315     92,345   92,345 500,000  193,537  193,537 500,000   445,353   445,353   543,331
 25       352,222    114,014  114,014 500,000  279,655  279,655 500,000   791,674   791,674   918,341
 30       487,389    131,869  131,869 500,000  389,031  389,031 500,000 1,375,735 1,375,735 1,472,036
 35       659,901    142,913  142,913 500,000  529,766  529,766 556,254 2,360,978 2,360,978 2,479,027
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option --
  Increasing                      Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical   12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment    Gross Annual Investment
         Premiums     Return with Maximum       Return with Maximum        Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)             Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- ---------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender  Cash     Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value    Value   Benefit
--------------------------------------------------------------------------------------------------
  1         4,988         0    2,841 502,841       90    3,055 503,055      305    3,270   503,270
  2        10,224     2,667    5,632 505,632    3,274    6,239 506,239    3,909    6,874   506,874
  3        15,723     5,407    8,372 508,372    6,593    9,558 509,558    7,882   10,847   510,847
  4        21,497     8,095   11,060 511,060   10,049   13,014 513,014   12,259   15,224   515,224
  5        27,559    10,727   13,692 513,692   13,644   16,609 516,609   17,080   20,045   520,045
  6        33,925    13,893   16,265 516,265   17,975   20,347 520,347   22,981   25,353   525,353
  7        40,608    16,995   18,774 518,774   22,449   24,228 524,228   29,414   31,193   531,193
  8        47,626    20,029   21,215 521,215   27,067   28,253 528,253   36,430   37,616   537,616
  9        54,995    22,987   23,580 523,580   31,828   32,421 532,421   44,081   44,674   544,674
 10        62,732    25,861   25,861 525,861   36,727   36,727 536,727   52,426   52,426   552,426
 15       107,623    42,314   42,314 542,314   67,909   67,909 567,909  113,023  113,023   613,023
 20       164,916    53,930   53,930 553,930  102,747  102,747 602,747  209,744  209,744   709,744
 25       238,039    55,380   55,380 555,380  136,196  136,196 636,196  361,007  361,007   861,007
 30       331,364    35,384   35,384 535,384  154,479  154,479 654,479  588,718  588,718 1,088,718
 35       450,473       *       *       *     120,144  120,144 620,144  907,824  907,824 1,407,824
--------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option --
  Increasing                      Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1         4,988        57   3,022  503,022      280    3,245 503,245       504     3,469   503,469
  2        10,224     3,038   6,003  506,003    3,675    6,640 506,640     4,341     7,306   507,306
  3        15,723     5,978   8,943  508,943    7,227   10,192 510,192     8,584    11,549   511,549
  4        21,497     8,876   11,841 511,841   10,941   13,906 513,906    13,275    16,240   516,240
  5        27,559    11,734   14,699 514,699   14,825   17,790 517,790    18,462    21,427   521,427
  6        33,925    15,144   17,516 517,516   19,479   21,851 521,851    24,790    27,162   527,162
  7        40,608    18,513   20,292 520,292   24,319   26,098 526,098    31,723    33,502   533,502
  8        47,626    21,840   23,026 523,026   29,351   30,537 530,537    39,324    40,510   540,510
  9        54,995    25,124   25,717 525,717   34,583   35,176 535,176    47,663    48,256   548,256
 10        62,732    28,365   28,365 528,365   40,022   40,022 540,022    56,816    56,816   556,816
 15       107,623    47,523   47,523 547,523   75,347   75,347 575,347   124,144   124,144   624,144
 20       164,916    64,769   64,769 564,769  118,988  118,988 618,988   236,358   236,358   736,358
 25       238,039    79,455   79,455 579,455  173,052  173,052 673,052   424,313   424,313   924,313
 30       331,364    89,316   89,316 589,316  237,804  237,804 737,804   736,837   736,837 1,236,837
 35       450,473    89,977   89,977 589,977  310,842  310,842 810,842 1,253,725 1,253,725 1,753,725
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                       Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Maximum       Return with Maximum         Return with Maximum
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1         4,988         0    2,841 504,750       90    3,055 504,750       305     3,270   504,750
  2        10,224     2,667    5,632 509,500    3,274    6,239 509,500     3,909     6,874   509,500
  3        15,723     5,407    8,372 514,250    6,593    9,558 514,250     7,882    10,847   514,250
  4        21,497     8,094   11,059 519,000   10,048   13,013 519,000    12,259    15,224   519,000
  5        27,559    10,724   13,689 523,750   13,642   16,607 523,750    17,079    20,044   523,750
  6        33,925    13,888   16,260 528,500   17,971   20,343 528,500    22,979    25,351   528,500
  7        40,608    16,988   18,767 533,250   22,443   24,222 533,250    29,411    31,190   533,250
  8        47,626    20,017   21,203 538,000   27,058   28,244 538,000    36,425    37,611   538,000
  9        54,995    22,967   23,560 542,750   31,814   32,407 542,750    44,077    44,670   542,750
 10        62,732    25,831   25,831 547,500   36,707   36,707 547,500    52,423    52,423   547,500
 15       107,623    42,163   42,163 571,250   67,844   67,844 571,250   113,153   113,153   571,250
 20       164,916    53,346   53,346 595,000  102,697  102,697 595,000   211,196   211,196   595,000
 25       238,039    53,147   53,147 618,750  136,610  136,610 618,750   370,799   370,799   618,750
 30       331,364    26,571   26,571 642,500  156,516  156,516 642,500   640,526   640,526   685,363
 35       450,473       *       *       *     120,620  120,620 666,250 1,100,055 1,100,055 1,155,058
----------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last SurvivorVariable Life Insurance

Male Issue Age 45 Preferred No
 Nicotine Use                     Initial Specified Amount             $500,000
Female Issue Age 45 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option -- Return
 of Premium                       Premium (Payable Annually) (1)         $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
  1         4,988        57    3,022 504,750      280    3,245 504,750       504     3,469   504,750
  2        10,224     3,038    6,003 509,500    3,675    6,640 509,500     4,341     7,306   509,500
  3        15,723     5,978    8,943 514,250    7,227   10,192 514,250     8,584    11,549   514,250
  4        21,497     8,876   11,841 519,000   10,941   13,906 519,000    13,275    16,240   519,000
  5        27,559    11,733   14,698 523,750   14,825   17,790 523,750    18,462    21,427   523,750
  6        33,925    15,143   17,515 528,500   19,479   21,851 528,500    24,790    27,162   528,500
  7        40,608    18,512   20,291 533,250   24,319   26,098 533,250    31,723    33,502   533,250
  8        47,626    21,839   23,025 538,000   29,350   30,536 538,000    39,324    40,510   538,000
  9        54,995    25,122   25,715 542,750   34,582   35,175 542,750    47,663    48,256   542,750
 10        62,732    28,362   28,362 547,500   40,020   40,020 547,500    56,816    56,816   547,500
 15       107,623    47,504   47,504 571,250   75,344   75,344 571,250   124,175   124,175   571,250
 20       164,916    64,693   64,693 595,000  119,017  119,017 595,000   236,668   236,668   595,000
 25       238,039    79,207   79,207 618,750  173,315  173,315 618,750   426,269   426,269   618,750
 30       331,364    88,482   88,482 642,500  239,257  239,257 642,500   746,971   746,971   799,259
 35       450,473    87,194   87,194 666,250  316,989  316,989 666,250 1,288,470 1,288,470 1,352,894
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient surrender value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an Owner among the Investment Options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -.94%, 5.06%, and 11.06%. The Death Benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                                  (Unaudited)

                               September 30, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                  For the nine months ended September 30, 2001

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):
  Statements of Assets and Liabilities.....................................  F-1
  Statements of Operations................................................. F-15
  Statements of Changes in Net Assets...................................... F-26
Notes to Financial Statements (Unaudited).................................. F-37

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               September 30, 2001
                                  (Unaudited)

                                             GE Investments Funds, Inc.
                          -----------------------------------------------------------------
                            S&P 500     Money     Total   International Real Estate Global
                             Index     Market    Return      Equity     Securities  Income
                             Fund       Fund      Fund        Fund         Fund      Fund
Assets                    ----------- --------- --------- ------------- ----------- -------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
S&P 500 Index Fund
 (513,948 shares;
  cost -- $12,384,069)..  $10,073,379       --        --         --           --        --
Money Market Fund
 (8,698,220 shares;
 cost -- $8,698,220)....          --  8,698,220       --         --           --        --
Total Return Fund
 (279,916 shares;
 cost -- $4,267,050)....          --        --  3,907,623        --           --        --
International Equity
 Fund (47,803 shares;
 cost -- $541,764)......          --        --        --     367,127          --        --
Real Estate Securities
 Fund (60,158 shares;
 cost -- $802,897)......          --        --        --         --       893,950       --
Global Income Fund
 (14,596 shares;
 cost -- $141,632)......          --        --        --         --           --    141,293
Receivable from
 affiliate..............          480     2,891       --          13          --          9
Receivable for units
 sold...................        1,642    15,213       388        --        10,019       --
                          ----------- --------- ---------    -------      -------   -------
Total assets............   10,075,501 8,716,325 3,908,011    367,140      903,969   141,302
                          ----------- --------- ---------    -------      -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        2,761    23,408    16,858        931        1,454       965
Payable for units
 withdrawn..............       10,180       --        --       4,463           57         3
                          ----------- --------- ---------    -------      -------   -------
Total liabilities.......       12,941    23,408    16,858      5,394        1,511       968
                          ----------- --------- ---------    -------      -------   -------
Net assets attributable
 to variable life
 policyholders..........  $10,062,560 8,692,917 3,891,153    361,746      902,458   140,334
                          =========== ========= =========    =======      =======   =======
Outstanding units: Type
 I (note 2).............       87,018   147,860    88,393      8,198       19,465     4,700
                          =========== ========= =========    =======      =======   =======
Net asset value per
 unit: Type I...........  $     44.73     19.24     37.29      11.95        21.31     10.63
                          =========== ========= =========    =======      =======   =======
Outstanding units: Type
 II (note 2)............      137,944   303,955    15,956     22,074       22,884     8,502
                          =========== ========= =========    =======      =======   =======
Net asset value per
 unit: Type II..........  $     44.73     19.24     37.29      11.95        21.31     10.63
                          =========== ========= =========    =======      =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                          GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------
                            Mid-Cap              U.S.       Premier                  Small-Cap
                          Value Equity Income   Equity   Growth Equity Value Equity Value Equity
                              Fund      Fund     Fund        Fund          Fund         Fund
Assets                    ------------ ------- --------- ------------- ------------ ------------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (79,153 shares;
  cost -- $1,234,747)...   $1,160,390      --        --         --           --           --
 Income Fund (57,346
  shares;
  cost -- $700,737).....          --   742,057       --         --           --           --
 U.S. Equity Fund
  (37,216 shares;
  cost -- $1,334,922)...          --       --  1,099,725        --           --           --
 Premier Growth Equity
  Fund (12,043 shares;
  cost -- $958,657).....          --       --        --     750,743          --           --
 Value Equity Fund
  (3,465 shares;
  cost -- $32,466)......          --       --        --         --        28,971          --
 Small-Cap Value Equity
  Fund (6,419 shares;
  cost -- $72,538)......          --       --        --         --           --        69,835
Receivable from
 affiliate..............          --        27        70         31          --           --
Receivable for units
 sold...................       10,446    4,656       262      1,014        1,169        2,157
                           ----------  ------- ---------    -------       ------       ------
  Total assets..........    1,170,836  746,740 1,100,057    751,788       30,140       71,992
                           ----------  ------- ---------    -------       ------       ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        1,336    4,563       148        100            4            9
Payable for units
 withdrawn..............          --       --        --         --           --           --
                           ----------  ------- ---------    -------       ------       ------
  Total liabilities.....        1,336    4,563       148        100            4            9
                           ----------  ------- ---------    -------       ------       ------
Net assets attributable
 to variable life
 policyholders..........   $1,169,500  742,177 1,099,909    751,688       30,136       71,983
                           ==========  ======= =========    =======       ======       ======
Outstanding units: Type
 I (note 2).............       14,851   33,463     5,789     15,609          --           --
                           ==========  ======= =========    =======       ======       ======
Net asset value per
 unit: Type I...........   $    15.65    12.40     10.38       8.75          --           --
                           ==========  ======= =========    =======       ======       ======
Outstanding units: Type
 II (note 2)............       59,878   26,390   100,175     70,298        3,613        6,829
                           ==========  ======= =========    =======       ======       ======
Net asset value per
 unit: Type II..........   $    15.65    12.40     10.38       8.75         8.34        10.54
                           ==========  ======= =========    =======       ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                                                   Oppenheimer Variable
                                                                                     Account Funds --
                                    Oppenheimer Variable Account Funds                Class 2 Shares
                          ------------------------------------------------------- ----------------------
                                                                                             Main Street
                                       Capital    Aggressive   High     Multiple    Global    Growth &
                             Bond    Appreciation   Growth    Income   Strategies Securities   Income
                           Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA    Fund/VA     Fund/VA
Assets                    ---------- ------------ ---------- --------- ---------- ---------- -----------
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (96,678
  shares; cost --
   $1,085,058)..........  $1,101,165        --          --         --        --        --          --
 Capital Appreciation
  Fund/VA (147,423
  shares;
  cost -- $5,608,993)...         --   4,667,418         --         --        --        --          --
 Aggressive Growth
  Fund/VA (107,227
  shares;
  cost -- $6,163,534)...         --         --    4,015,650        --        --        --          --
 High Income Fund/VA
  (350,079 shares;
  cost -- $3,490,948)...         --         --          --   2,818,134       --        --          --
 Multiple Strategies
  Fund/VA (88,674
  shares;
  cost -- $1,407,460)...         --         --          --         --  1,252,966       --          --
Investments in Oppenheimer
 Variable Account Funds -- Class 2
 Shares, at fair value (note 2):
 Global Securities
  Fund/VA (5,947 shares;
  cost -- $140,358).....         --         --          --         --        --    115,966         --
 Main Street Growth &
  Income Fund/VA (6,832
  shares;
  cost -- $134,036).....         --         --          --         --        --        --      120,034
Receivable from
 affiliate..............         --         --          --          36       --        --          --
Receivable for units
 sold...................       4,900      3,631       1,843        --        151       120           7
                          ----------  ---------   ---------  --------- ---------   -------     -------
  Total assets..........   1,106,065  4,671,049   4,017,493  2,818,170 1,253,117   116,086     120,041
                          ----------  ---------   ---------  --------- ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       1,511      1,112       1,638      1,010     1,165        16          17
Payable for units with-
 drawn..................         --       1,729         100        786       --        --          --
                          ----------  ---------   ---------  --------- ---------   -------     -------
  Total liabilities.....       1,511      2,841       1,738      1,796     1,165        16          17
                          ----------  ---------   ---------  --------- ---------   -------     -------
Net assets attributable
 to variable life poli-
 cyholders..............  $1,104,554  4,668,208   4,015,755  2,816,374 1,251,952   116,070     120,024
                          ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 I (note 2).............      20,669     58,367      68,739     51,956    24,572       --          --
                          ==========  =========   =========  ========= =========   =======     =======
Net asset value per
 unit: Type I...........  $    26.70      54.45       45.90      32.39     34.24       --          --
                          ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 II (note 2)............      20,700     27,367      18,750     34,996    11,992    16,121      16,132
                          ==========  =========   =========  ========= =========   =======     =======
Net asset value per
 unit: Type II..........  $    26.70      54.45       45.90      32.39     34.24      7.20        7.44
                          ==========  =========   =========  ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                            Variable Insurance
                                                             Products Fund --    Variable Insurance
                          Variable Insurance Products Fund    Service Class 2     Products Fund II
                          --------------------------------- ------------------- --------------------
                            Equity-                          Equity-              Asset
                            Income      Growth    Overseas   Income    Growth    Manager  Contrafund
                           Portfolio  Portfolio  Portfolio  Portfolio Portfolio Portfolio Portfolio
Assets                    ----------- ---------- ---------- --------- --------- --------- ----------
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (343,357 shares;
  cost -- $7,398,145)...  $ 7,141,818        --         --       --        --         --        --
 Growth Portfolio
  (249,369 shares;
  cost -- $9,317,522)...          --   7,174,352        --       --        --         --        --
 Overseas Portfolio
  (128,366 shares;
  cost -- $2,160,825)...          --         --   1,621,258      --        --         --        --
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (7,230 shares;
  cost -- $168,451).....          --         --         --   149,434       --         --        --
 Growth Portfolio
  (10,281 shares;
  cost -- $364,763).....          --         --         --       --    293,522        --        --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (290,244 shares;
  cost -- $4,347,887)...          --         --         --       --        --   3,886,373       --
 Contrafund Portfolio
  (293,630 shares;
  cost -- $6,596,778)...          --         --         --       --        --         --  5,529,046
Receivable from
 affiliate..............            4        --         --       --        --         --        142
Receivable for units
 sold...................        9,512      1,572      4,547    2,843       362        704     4,223
                          ----------- ---------- ----------  -------   -------  --------- ---------
  Total assets..........    7,151,334  7,175,924  1,625,805  152,277   293,884  3,887,077 5,533,411
                          ----------- ---------- ----------  -------   -------  --------- ---------
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............        3,038      1,523        805       20        40      1,028     2,398
Payable for units
 withdrawn..............          --         --         --       --        --         193    10,109
                          ----------- ---------- ----------  -------   -------  --------- ---------
  Total liabilities.....        3,038      1,523        805       20        40      1,221    12,507
                          ----------- ---------- ----------  -------   -------  --------- ---------
Net assets attributable
 to variable life
 policyholders..........  $ 7,148,296  7,174,401  1,625,000  152,257   293,844  3,885,856 5,520,904
                          =========== ========== ==========  =======   =======  ========= =========
Outstanding units: Type
 I (note 2).............      135,640    109,013     66,357      --        --     135,783   111,964
                          =========== ========== ==========  =======   =======  ========= =========
Net asset value per
 unit: Type I...........  $     43.82      50.32      21.86      --        --       26.96     25.03
                          =========== ========== ==========  =======   =======  ========= =========
Outstanding units: Type
 II (note 2)............       27,489     33,562      7,980   17,012    48,014      8,351   108,607
                          =========== ========== ==========  =======   =======  ========= =========
Net asset value per
 unit: Type II..........  $     43.82      50.32      21.86     8.95      6.12      26.96     25.03
                          =========== ========== ==========  =======   =======  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                                      Variable Insurance
                          Variable Insurance                             Products Fund
                          Products Fund II --   Variable Insurance      III -- Service
                             Service Class 2     Products Fund III          Class 2
                          ------------------- ----------------------- -------------------
                                              Growth &     Growth               Growth &
                              Contrafund       Income   Opportunities  Mid Cap   Income
                               Portfolio      Portfolio   Portfolio   Portfolio Portfolio
Assets                    ------------------- --------- ------------- --------- ---------
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (5,815 shares;
  cost -- $116,741).....       $108,862             --         --         --        --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (101,195
  shares;
  cost -- $1,432,455)...            --        1,216,365        --         --        --
 Growth Opportunities
  Portfolio (26,208
  shares;
  cost -- $489,926).....            --              --     354,334        --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Mid Cap Portfolio
  (3,067 shares; cost --
   $57,240).............            --              --         --      54,537       --
 Growth & Income
  Portfolio (7,107
  shares;
  cost -- $94,669)......            --              --         --         --     84,649
Receivable from
 affiliate..............            --              --         --         --        --
Receivable for units
 sold...................            149           1,110         94        --         14
                               --------       ---------    -------     ------    ------
  Total assets..........        109,011       1,217,475    354,428     54,537    84,663
                               --------       ---------    -------     ------    ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..             14           1,099        752          7        12
Payable for units
 withdrawn..............            --              561        --         851       --
                               --------       ---------    -------     ------    ------
  Total liabilities.....             14           1,660        752        858        12
                               --------       ---------    -------     ------    ------
Net assets attributable
 to variable life
 policyholders..........       $108,997       1,215,815    353,676     53,679    84,651
                               ========       =========    =======     ======    ======
Outstanding units: Type
 I (note 2).............            --           23,240     11,069        --        --
                               ========       =========    =======     ======    ======
Net asset value per
 unit: Type I...........       $    --            13.72       9.90        --        --
                               ========       =========    =======     ======    ======
Outstanding units: Type
 II (note 2)............         14,342          65,376     24,656      6,142    10,797
                               ========       =========    =======     ======    ======
Net asset value per
 unit: Type II..........       $   7.60           13.72       9.90       8.74      7.84
                               ========       =========    =======     ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                                       Federated
                                                                       Insurance
                                                                       Series --
                                  Federated Insurance Series          Service Class
                          ------------------------------------------ --------------
                          American    High             International      High
                          Leaders  Income Bond Utility Small Company  Income Bond
                          Fund II    Fund II   Fund II    Fund II       Fund II
Assets                    -------- ----------- ------- ------------- --------------
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (41,579 shares;
  cost -- $839,365).....  $736,362       --        --       --              --
 High Income Bond Fund
  II (60,407 shares;
  cost -- $553,026).....       --    442,780       --       --              --
 Utility Fund II (44,503
  shares;
  cost -- $570,311).....       --        --    472,618      --              --
 International Small
  Company Fund II
  (44 shares; cost --
   $287)................       --        --        --       229             --
Investments in Federated
 Insurance Series --
  Service Class, at fair
 value (note 2):
 High Income Bond Fund
  II (3,653 shares;
  cost -- $28,733)......       --        --        --       --           26,773
Receivable from
 affiliate..............       --        --         28      --              --
Receivable for units
 sold...................       932       --          2       38             282
                          --------   -------   -------     ----          ------
  Total assets..........   737,294   442,780   472,648      267          27,055
                          --------   -------   -------     ----          ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..     1,068       973       469      --                4
Payable for units
 withdrawn..............       103       370     2,022      --              --
                          --------   -------   -------     ----          ------
  Total liabilities.....     1,171     1,343     2,491      --                4
                          --------   -------   -------     ----          ------
Net assets attributable
 to variable life
 policyholders..........  $736,123   441,437   470,157      267          27,051
                          ========   =======   =======     ====          ======
Outstanding units: Type
 I (note 2).............    19,427    15,646    13,332      --              --
                          ========   =======   =======     ====          ======
Net asset value per
 unit: Type I...........  $  16.08     13.73     15.53      --              --
                          ========   =======   =======     ====          ======
Outstanding units: Type
 II (note 2)............    26,352    16,505    16,942       47           3,043
                          ========   =======   =======     ====          ======
Net asset value per
 unit: Type II..........  $  16.08     13.73     15.53     5.62            8.89
                          ========   =======   =======     ====          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                                              PBHG
                                       Small      LargeCap  Large Cap   PBHG
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
Assets                             -------------- --------- --------- ---------
Investments in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfolio
  (88,030 shares; cost --
   $2,467,064)...................    $1,260,590         --       --        --
 LargeCap Growth Portfolio
  (120,274 shares; cost --
   $5,893,480)...................           --    3,890,860      --        --
Investments in PBHG Insurance
 Series Fund, Inc., at fair value
 (note 2):
 PBHG Large Cap Growth Portfolio
  (45,257 shares;
  cost -- $1,069,882)............           --          --   721,400       --
 PBHG Growth II Portfolio (65,725
  shares; cost -- $1,261,410)....           --          --       --    632,277
Receivable from affiliate........           --           59      --         20
Receivable for units sold........           --          --     1,964     1,684
                                     ----------   ---------  -------   -------
  Total assets...................     1,260,590   3,890,919  723,364   633,981
                                     ----------   ---------  -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..............         1,160       1,218    1,403     1,038
Payable for units withdrawn......         4,226      17,367       27       --
                                     ----------   ---------  -------   -------
  Total liabilities..............         5,386      18,585    1,430     1,038
                                     ----------   ---------  -------   -------
Net assets attributable to
 variable life policyholders.....    $1,255,204   3,872,334  721,934   632,943
                                     ==========   =========  =======   =======
Outstanding units: Type I (note
 2)..............................        96,435      95,885   19,368    22,481
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 I...............................    $     7.70       17.29    15.83      9.49
                                     ==========   =========  =======   =======
Outstanding units: Type II (note
 2)..............................        66,579     128,079   26,238    44,215
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 II..............................    $     7.70       17.29    15.83      9.49
                                     ==========   =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
Assets                    ---------- --------- --------- --------- --------- ------------- ------------
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (212,708
  shares;
  cost -- $8,366,016)...  $4,113,771       --        --        --       --           --           --
 Growth Portfolio
  (303,237 shares;
  cost -- $8,364,893)...         --  5,327,880       --        --       --           --           --
 Worldwide Growth
  Portfolio (300,259
  shares;
  cost -- $10,389,162)..         --        --  7,620,585       --       --           --           --
 Balanced Portfolio
  (234,969 shares;
  cost -- $5,588,143)...         --        --        --  5,127,021      --           --           --
 Flexible Income
  Portfolio
  (40,686 shares;
  cost -- $473,504).....         --        --        --        --   486,603          --           --
 International Growth
  Portfolio (110,690
  shares;
  cost -- $3,192,556)...         --        --        --        --       --     2,287,955          --
 Capital Appreciation
  Portfolio (142,573
  shares;
  cost -- $3,985,489)...         --        --        --        --       --           --     2,664,694
Receivable from affili-
 ate....................          83       156       254       199      --            96          149
Receivable for units
 sold...................       5,120     4,061    10,093     4,393   11,898          --        11,290
                          ---------- --------- --------- ---------  -------    ---------    ---------
  Total assets..........   4,118,974 5,332,097 7,630,932 5,131,613  498,501    2,288,051    2,676,133
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       3,576     1,071     1,522     1,645    1,322        1,291        5,334
Payable for units
 withdrawn..............         438       --      3,163       --       --           785       10,783
                          ---------- --------- --------- ---------  -------    ---------    ---------
  Total liabilities.....       4,014     1,071     4,685     1,645    1,322        2,076       16,117
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $4,114,960 5,331,026 7,626,247 5,129,968  497,179    2,285,975    2,660,016
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I (note 2).............     115,565   135,136   188,658    85,556    7,610       46,228       23,718
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    18.57     19.60     22.89     21.92    15.58        16.25        18.61
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II (note 2)............     106,026   136,855   144,511   148,475   24,301       94,447      119,216
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    18.57     19.60     22.89     21.92    15.58        16.25        18.61
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
Assets                              ----------- ---------- ---------- ---------
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (23,405 shares; cost --
  $190,994).......................   $169,918        --         --        --
 Global Technology Portfolio
  (32,614 shares; cost --
  $225,592).......................        --     101,430        --        --
 Aggressive Growth Portfolio
  (4,485 shares; cost --
  $116,021).......................        --         --      85,801       --
 Growth Portfolio (5,101 shares;
  cost -- $117,385)...............        --         --         --     89,110
Receivable from affiliate.........         12          1        --        --
Receivable for units sold.........      5,599         18        --         43
                                     --------    -------     ------    ------
  Total assets....................    175,529    101,449     85,801    89,153
                                     --------    -------     ------    ------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............         22         14         13        13
Payable for units withdrawn.......        --          34        840       --
                                     --------    -------     ------    ------
  Total liabilities...............         22         48        853        13
                                     --------    -------     ------    ------
Net assets attributable to
 variable life policyholders......   $175,507    101,401     84,948    89,140
                                     ========    =======     ======    ======
Outstanding units: Type I (note
 2)...............................      6,068      9,076        --        --
                                     ========    =======     ======    ======
Net asset value per unit: Type I..   $   8.91       3.25        --        --
                                     ========    =======     ======    ======
Outstanding units: Type II (note
 2)...............................     13,630     22,124     23,466    16,296
                                     ========    =======     ======    ======
Net asset value per unit: Type
 II...............................   $   8.91       3.25       3.62      5.47
                                     ========    =======     ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
Assets                           ------------ --------- ------------- ---------
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (3,816 shares; cost --
  $85,690).....................    $70,636         --         --           --
 Worldwide Growth Portfolio
  (4,436 shares; cost --
  $138,308)....................        --      111,777        --           --
 International Growth Portfolio
  (4,337 shares; cost --
  $110,510)....................        --          --      88,827          --
 Balanced Portfolio (18,263
  shares; cost -- $434,847)....        --          --         --       409,641
Receivable from affiliate......        --          --         --           --
Receivable for units sold......        --        2,872        --           --
                                   -------     -------     ------      -------
  Total assets.................     70,636     114,649     88,827      409,641
                                   -------     -------     ------      -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............         10          16         12           56
Payable for units withdrawn....         10         --           5        2,265
                                   -------     -------     ------      -------
  Total liabilities............         20          16         17        2,321
                                   -------     -------     ------      -------
Net assets attributable to
 variable life policyholders...    $70,616     114,633     88,810      407,320
                                   =======     =======     ======      =======
Outstanding units: Type I (note
 2)............................        --          --         --           --
                                   =======     =======     ======      =======
Net asset value per unit: Type
 I.............................    $   --          --         --           --
                                   =======     =======     ======      =======
Outstanding units: Type II
 (note 2)......................     12,281      19,298     15,286       46,339
                                   =======     =======     ======      =======
Net asset value per unit: Type
 II............................    $  5.75        5.94       5.81         8.79
                                   =======     =======     ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                Goldman Sachs             Salomon Brothers
                           Variable Insurance Trust  Variable Series Fund Inc.
                           ------------------------- --------------------------
                                                                         Total
                            Growth and    Mid Cap    Strategic Investors Return
                           Income Fund  Value Fund   Bond Fund   Fund     Fund
Assets                     ------------------------- --------- --------- ------
Investments in Goldman
 Sachs Variable Insurance
 Trust, at fair value
 (note 2):
 Growth and Income Fund
  (12,023 shares; cost --
  $126,079)..............   $   103,274          --       --        --      --
 Mid Cap Value Fund
  (101,290 shares; cost
  -- $1,066,698).........           --     1,070,635      --        --      --
Investments in Salomon
 Brothers Variable Series
 Fund Inc., at fair value
 (note 2):
 Strategic Bond Fund
  (25,588 shares; cost --
  $258,378)..............           --           --   262,276       --      --
 Investors Fund (61,393
  shares; cost --
  $836,920)..............           --           --       --    715,846     --
 Total Return Fund (4,334
  shares; cost --
  $45,885)...............           --           --       --        --   43,942
Receivable from
 affiliate...............             9           89       17        25       1
Receivable for units
 sold....................            23       12,569      107       621     310
                            ----------- ------------  -------   -------  ------
  Total assets...........       103,306    1,083,293  262,400   716,492  44,253
                            ----------- ------------  -------   -------  ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)...            14          143       35        96       6
Payable for units
 withdrawn...............             6          --       --        --      --
                            ----------- ------------  -------   -------  ------
  Total liabilities......            20          143       35        96       6
                            ----------- ------------  -------   -------  ------
Net assets attributable
 to variable life
 policyholders...........   $   103,286    1,083,150  262,365   716,396  44,247
                            =========== ============  =======   =======  ======
Outstanding units: Type I
 (note 2)................           841       24,748    3,126    21,505     858
                            =========== ============  =======   =======  ======
Net asset value per unit:
 Type I..................   $      7.28        10.84    11.39     13.31   10.80
                            =========== ============  =======   =======  ======
Outstanding units: Type
 II (note 2).............        13,347       75,174   19,909    32,319   3,239
                            =========== ============  =======   =======  ======
Net asset value per unit:
 Type II.................   $      7.28        10.84    11.39     13.31   10.80
                            =========== ============  =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

                                                                                                     Rydex
                                                                                                    Variable
                                      Dreyfus                    MFS Variable Insurance Trust        Trust
                          -------------------------------- ---------------------------------------- --------
                                                 Dreyfus
                                               Investment               MFS
                              The Dreyfus      Portfolios-    MFS     Investors    MFS
                                Socially        Emerging      New      Growth    Investors   MFS
                           Responsible  Growth   Markets   Discovery   Stock      Trust     Utility
                               Fund, Inc.       Portfolio   Series     Series     Series    Series  OTC Fund
Assets                    -------------------- ----------- --------- ---------- ---------- -------- --------
Investments in Dreyfus,
 at fair value (note 2):
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (791
  shares;
  cost -- $22,987)......        $19,228             --         --         --         --        --       --
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio
  (364 shares; cost --
  $3,300)...............            --            2,867        --         --         --        --       --
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS New Discovery
  Series (2,635 shares;
  cost -- $37,404)......            --              --      31,836        --         --        --       --
 MFS Investors Growth
  Stock Series (3,115
  shares; cost --
   $29,274).............            --              --         --      26,231        --        --       --
 MFS Investors Trust
  Series (3,489 shares;
  cost -- $61,546)......            --              --         --         --      55,121       --       --
 MFS Utility Series
  (8,681 shares;
  cost -- $170,273).....            --              --         --         --         --    137,075      --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 Rydex OTC Fund (1,200
  shares;
  cost -- $18,737)......            --              --         --         --         --        --    13,228
Receivable from
 affiliate..............            --              --         --         --         --        --       --
Receivable for units
 sold...................            --              --       1,632         12          1       685       33
                                -------           -----     ------     ------     ------   -------   ------
  Total assets..........         19,228           2,867     33,468     26,243     55,122   137,760   13,261
                                -------           -----     ------     ------     ------   -------   ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..              3               1          5          4          7        19        2
Payable for units
 withdrawn..............              7             --         --         --         --        --       --
                                -------           -----     ------     ------     ------   -------   ------
  Total liabilities.....             10               1          5          4          7        19        2
                                -------           -----     ------     ------     ------   -------   ------
Net assets attributable
 to variable life
 policyholders..........        $19,218           2,866     33,463     26,239     55,115   137,741   13,259
                                =======           =====     ======     ======     ======   =======   ======
Outstanding units: Type
 I (note 2).............            --              --         --         --         --        --       --
                                =======           =====     ======     ======     ======   =======   ======
Net asset value per
 unit: Type I...........        $   --              --         --         --         --        --       --
                                =======           =====     ======     ======     ======   =======   ======
Outstanding units: Type
 II (note 2)............          3,140             391      4,965      4,628      7,349    18,973    4,263
                                =======           =====     ======     ======     ======   =======   ======
Net asset value per
 unit: Type II..........        $  6.12            7.33       6.74       5.67       7.50      7.26     3.11
                                =======           =====     ======     ======     ======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)


                            Alliance Variable Products
                                Series Fund, Inc.        AIM Variable Insurance Funds
                          ------------------------------ -----------------------------
                                                           AIM V.I.              AIM
                          Growth and  Premier              Capital    AIM V.I.  V.I.
                            Income    Growth    Quasar   Appreciation  Growth   Value
                          Portfolio  Portfolio Portfolio     Fund       Fund    Fund
Assets                    ---------- --------- --------- ------------ -------- -------
Investments in Alliance
 Variable Products
 Series Fund, Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (12,624
  shares;
  cost -- $290,221).....   $251,593      --        --          --         --       --
 Premier Growth
  Portfolio (3,890
  shares;
  cost -- $108,320).....        --    84,758       --          --         --       --
 Quasar Portfolio (1,858
  shares; cost --
   $19,643).............        --       --     14,787         --         --       --
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (2,569 shares;
  cost -- $65,715)......        --       --        --       51,355        --       --
 AIM V.I. Growth Fund
  (4,416 shares;
  cost -- $79,470)......        --       --        --          --      66,675      --
 AIM V.I. Value Fund
  (5,141 shares;
  cost -- $126,898).....        --       --        --          --         --   111,465
Receivable from
 affiliate..............        --       --        --          --         --       --
Receivable for units
 sold...................      4,695    1,155        45          71        --       146
                           --------   ------    ------      ------     ------  -------
  Total assets..........    256,288   85,913    14,832      51,426     66,675  111,611
                           --------   ------    ------      ------     ------  -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         36       12         2           8          9       15
Payable for units
 withdrawn..............        --       --        --          --          34      --
                           --------   ------    ------      ------     ------  -------
  Total liabilities.....         36       12         2           8         43       15
                           --------   ------    ------      ------     ------  -------
Net assets attributable
 to variable life
 policyholders..........   $256,252   85,901    14,830      51,418     66,632  111,596
                           ========   ======    ======      ======     ======  =======
Outstanding units: Type
 I (note 2).............        --       --        --          --         --       --
                           ========   ======    ======      ======     ======  =======
Net asset value per
 unit: Type I...........   $    --       --        --          --         --       --
                           ========   ======    ======      ======     ======  =======
Outstanding units: Type
 II (note 2)............     27,853   13,968     2,561      10,263     14,177   15,499
                           ========   ======    ======      ======     ======  =======
Net asset value per
 unit: Type II..........   $   9.20     6.15      5.79        5.01       4.70     7.20
                           ========   ======    ======      ======     ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)


                                        PIMCO Variable Insurance Trust
                               ------------------------------------------------
                                Foreign  Long-Term U.S.    High        Total
                                 Bond      Government    Yield Bond Return Bond
                               Portfolio   Portfolio     Portfolio   Portfolio
Assets                         --------- -------------- ----------- -----------
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (670
  shares; cost -- $6,410)....   $6,463          --           --          --
 Long-Term U.S. Government
  Portfolio (4,937 shares;
  cost -- $51,986)...........      --        54,111          --          --
 High Yield Bond Portfolio
  (4,299 shares; cost --
   $34,753)..................      --           --        32,973         --
 Total Return Bond Portfolio
  (6,611 shares; cost --
   $65,645)..................      --           --           --       67,167
Dividends Receivable.........       18          138          176         190
Receivable from affiliate....      --           --           --          --
Receivable for units sold....       57        1,685           45       3,667
                                ------       ------       ------      ------
  Total assets...............    6,538       55,934       33,194      71,024
                                ------       ------       ------      ------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..........       19          144          180         198
Payable for units withdrawn..      --           --           --          --
                                ------       ------       ------      ------
  Total liabilities..........       19          144          180         198
                                ------       ------       ------      ------
Net assets attributable to
 variable life
 policyholders...............   $6,519       55,790       33,014      70,826
                                ======       ======       ======      ======
Outstanding units: Type I
 (note 2)....................      --           --           --          --
                                ======       ======       ======      ======
Net asset value per unit:
 Type I......................   $  --           --           --          --
                                ======       ======       ======      ======
Outstanding units: Type II
 (note 2)....................      596        4,814        3,468       6,352
                                ======       ======       ======      ======
Net asset value per unit:
 Type II.....................   $10.93        11.59         9.52       11.15
                                ======       ======       ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations
                                  (Unaudited)

                                           GE Investments Funds, Inc.
                         ----------------------------------------------------------------
                                        Money   Total                  Real Estate Global
                         S&P 500 Index Market   Return   International Securities  Income
                             Fund       Fund     Fund     Equity Fund     Fund      Fund
                         ------------- ------- --------  ------------- ----------- ------
                                      Nine months ended September 30, 2001
                         ----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $       --   264,418      --          --          --       --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............       23,395   14,606   19,581         616       2,030      261
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............       34,111   27,551    3,491       1,421       2,026      436
                          -----------  ------- --------    --------      ------    -----
Net investment income
 (expense)..............      (57,506) 222,261  (23,072)     (2,037)     (4,056)    (697)
                          -----------  ------- --------    --------      ------    -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (154,126)       0  (13,440)    (14,408)     16,419     (407)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,298,685)     --  (430,570)   (107,960)     36,375    2,843
 Capital gain
  distributions.........          --       --       --          --          --       --
                          -----------  ------- --------    --------      ------    -----
Net realized and
 unrealized gain (loss)
 on investments.........  $(2,452,811)       0 (444,010)   (122,368)     52,794    2,436
                          -----------  ------- --------    --------      ------    -----
Increase (decrease) in
 net assets from
 operations.............  $(2,510,317) 222,261 (467,082)   (124,405)     48,738    1,739
                          ===========  ======= ========    ========      ======    =====

                                              GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------------------------
                           Mid-Cap                                                           Small-Cap
                         Value Equity Income  U.S. Equity Premier Growth   Value Equity     Value Equity
                             Fund      Fund      Fund      Equity Fund         Fund             Fund
                         ------------ ------  ----------- -------------- ---------------- ----------------
                                                                           Period from      Period from
                                                                         February 8, 2001 February 6, 2001
                                                                         to September 30, to September 30,
                              Nine months ended September 30, 2001             2001             2001
                         ----------------------------------------------- ---------------- ----------------
Investment income:
Income -- Ordinary
 dividends..............  $     --       --         --            --             --               --
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 3).....................      1,021    2,133        249           796            --               --
Expenses -- Mortality
 and expense risk
 charges -- Type II
 (note 3)...............      4,364    1,782      5,866         3,162             63              124
                          ---------   ------   --------      --------         ------           ------
Net investment income
 (expense)..............     (5,385)  (3,915)    (6,115)       (3,958)           (63)            (124)
                          ---------   ------   --------      --------         ------           ------
Net realized and
 unrealized gain (loss)
 on investments:
Net realized gain
 (loss).................     11,750    7,142    (33,453)      (23,898)          (112)             (54)
Unrealized appreciation
 (depreciation) on
 investments............   (134,298)  45,876   (171,170)     (156,504)        (3,495)          (2,703)
Capital gain
 distributions..........        --       --         --            --             --               --
                          ---------   ------   --------      --------         ------           ------
Net realized and
 unrealized gain (loss)
 on investments.........   (122,548)  53,018   (204,623)     (180,402)        (3,607)          (2,757)
                          ---------   ------   --------      --------         ------           ------
Increase (decrease) in
 net assets from
 operations.............  $(127,933)  49,103   (210,738)     (184,360)        (3,670)          (2,881)
                          =========   ======   ========      ========         ======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                   Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                    Capital    Aggressive               Multiple
                          Bond    Appreciation   Growth    High Income Strategies
                         Fund/VA    Fund/VA     Fund/VA      Fund/VA    Fund/VA
                         -------  ------------ ----------  ----------- ----------
                                  Nine months ended September 30, 2001
                         --------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $60,057       34,724      48,679    300,154      51,791
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............   2,713       21,059      21,997      9,668       4,744
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............   1,966        9,148       5,545      6,482       2,820
                         -------   ----------  ----------   --------    --------
Net investment income
 (expense)..............  55,378        4,517      21,137    284,004      44,227
                         -------   ----------  ----------   --------    --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (772)     (33,166)   (536,619)   (47,659)    (12,183)
 Unrealized appreciation
  (depreciation) on
  investments...........  20,078   (2,035,245) (2,725,218)  (373,187)   (192,452)
 Capital gain
  distributions.........     --       521,076     759,549        --       69,177
                         -------   ----------  ----------   --------    --------
Net realized and
 unrealized gain (loss)
 on investments.........  19,306   (1,547,335) (2,502,288)  (420,846)   (135,458)
                         -------   ----------  ----------   --------    --------
Increase (decrease) in
 net assets from
 operations............. $74,684   (1,542,818) (2,481,151)  (136,842)    (91,231)
                         =======   ==========  ==========   ========    ========

                                          Oppenheimer Variable Account Funds --
                                                      Class 2 Shares
                                          -------------------------------------
                                          Global Securities  Main Street Growth
                                               Fund/VA        & Income Fund/VA
                                          ------------------ ------------------
                                             Period from        Period from
                                          January 8, 2001 to January 8, 2001 to
                                          September 30, 2001 September 30, 2001
                                          ------------------ ------------------
Investment income:
 Income -- Ordinary dividends............      $    122                33
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3).............           --                --
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3)............           308               314
                                               --------           -------
Net investment income (expense)..........          (186)             (281)
                                               --------           -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)................        (1,121)             (368)
 Unrealized appreciation (depreciation)
  on investments.........................       (24,392)          (14,002)
 Capital gain distributions..............         2,295               --
                                               --------           -------
Net realized and unrealized gain (loss)
 on investments..........................       (23,218)          (14,370)
                                               --------           -------
Increase (decrease) in net assets from
 operations..............................      $(23,404)          (14,651)
                                               ========           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                              Variable Insurance Products Fund --
                          Variable Insurance Products Fund              Service Class 2
                          ----------------------------------  -----------------------------------------
                            Equity-
                            Income       Growth    Overseas     Equity-Income
                           Portfolio   Portfolio   Portfolio      Portfolio           Growth Portfolio
                          -----------  ----------  ---------  -----------------       -----------------
                                                                 Period from             Period from
                                                              January 24, 2001        January 24, 2001
                          Nine months ended September 30,     to September 30,        to September 30,
                                        2001                        2001                    2001
                          ----------------------------------  -----------------       -----------------
Investment income:
 Income -- Ordinary
  dividends.............. $   129,306       7,051   105,667                      30                       0
 Expenses -- Mortality
  and expense risk
  charges -- Type I (note
  3).....................      34,996      37,531     9,835                     --                      --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)...............       6,409      10,834     1,082                     314                     801
                          -----------  ----------  --------       -----------------       -----------------
Net investment income
 (expense)...............      87,901     (41,314)   94,750                    (284)                   (801)
                          -----------  ----------  --------       -----------------       -----------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................     (17,339)   (610,122) (157,370)                   (507)                 (1,151)
 Unrealized appreciation
  (depreciation) on
  investments............  (1,088,927) (2,419,967) (488,372)                (19,017)                (71,241)
 Capital gain
  distributions..........     363,289     662,803   167,022                      86                      30
                          -----------  ----------  --------       -----------------       -----------------
Net realized and
 unrealized gain (loss)
 on investments..........    (708,299) (2,367,286) (478,720)                (19,438)                (72,362)
                          -----------  ----------  --------       -----------------       -----------------
Increase (decrease) in
 net assets from
 operations.............. $  (620,398) (2,408,600) (383,971)                (19,722)                (73,163)
                          ===========  ==========  ========       =================       =================

                                                             Variable Insurance
                                       Variable Insurance    Products Fund II--
                                        Products Fund II      Service Class 2
                                      ---------------------  ------------------
                                        Asset
                                       Manager   Contrafund      Contrafund
                                      Portfolio  Portfolio       Portfolio
                                      ---------  ----------  ------------------
                                       Nine months ended     Nine months ended
                                       September 30, 2001    September 30, 2001
                                      ---------------------  ------------------
Investment income:
 Income -- Ordinary dividends........ $ 180,444      47,417             1
 Expenses -- Mortality and expense
  risk charges --  Type I (note 3)...    21,642      16,421           --
 Expenses -- Mortality and expense
  risk charges -- Type II (note 3)...     1,324      15,410           247
                                      ---------  ----------        ------
Net investment income (expense)......   157,478      15,586          (246)
                                      ---------  ----------        ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)............   (79,927)   (232,945)         (372)
 Unrealized appreciation
  (depreciation) on investments......  (434,649)   (943,358)       (7,865)
 Capital gain distributions..........    67,666     167,353             3
                                      ---------  ----------        ------
Net realized and unrealized gain
 (loss) on investments...............  (446,960) (1,008,950)       (8,234)
                                      ---------  ----------        ------
Increase (decrease) in net assets
 from operations..................... $(289,482)   (993,364)       (8,480)
                                      =========  ==========        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                           Variable Insurance      Variable Insurance Products Fund
                            Products Fund III           III -- Service Class 2
                         ------------------------ -----------------------------------
                         Growth &      Growth
                          Income    Opportunities                    Growth & Income
                         Portfolio    Portfolio   Mid Cap Portfolio     Portfolio
                         ---------  ------------- ------------------ ----------------
                                                                       Period from
                                                                     January 18, 2001
                            Nine months ended     Nine months ended  to September 30,
                           September 30, 2001     September 30, 2001       2001
                         ------------------------ ------------------ ----------------
Investment income:
 Income -- Ordinary
  dividends............. $   3,886       1,448             --             12,195
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     1,755         649             --                --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............     5,188       1,538             131               201
                         ---------    --------          ------           -------
Net investment income
 (expense)..............    (3,057)       (739)           (131)           11,994
                         ---------    --------          ------           -------
Net realized and
 unrealized gain (loss)
 on investments:
Net realized gain
 (loss).................   (42,272)    (37,239)            (92)             (228)
 Unrealized appreciation
  (depreciation) on
  investments...........  (192,308)    (71,638)         (2,690)          (10,020)
 Capital gain
  distributions.........    12,475         --              --             39,153
                         ---------    --------          ------           -------
Net realized and
 unrealized gain (loss)
 on investments.........  (222,105)   (108,877)         (2,782)           28,905
                         ---------    --------          ------           -------
Increase (decrease) in
 net assets from
 operations............. $(225,163)   (109,616)         (2,913)           40,900
                         =========    ========          ======           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                     Federated
                                                                                Insurance Series --
                                     Federated Insurance Series                    Service Class
                         ----------------------------------------------------- ---------------------
                         American   High Income
                          Leaders      Bond     Utility   International Small  High Income Bond Fund
                          Fund II     Fund II   Fund II     Company Fund II             II
                         ---------  ----------- -------  --------------------- ---------------------
                                                              Period from      Period from March 27,
                               Nine months ended           February 6, 2001            2001
                              September 30, 2001         to September 30, 2001 to September 30, 2001
                         ------------------------------  --------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $  10,434     43,741    15,059           --                     --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     1,722      1,221     1,109           --                     --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............     2,527      1,162     1,406             2                     63
                         ---------    -------   -------           ---                 ------
Net investment income
 (expense)..............     6,185     41,358    12,544            (2)                   (63)
                         ---------    -------   -------           ---                 ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (4,329)   (14,879)   (6,150)          (15)                   (26)
 Unrealized appreciation
  (depreciation) on
  investments...........  (112,856)   (52,024)  (65,327)          (58)                (1,960)
 Capital gain
  distributions.........     4,548        --        --            --                     --
                         ---------    -------   -------           ---                 ------
Net realized and
 unrealized gain (loss)
 on investments.........  (112,637)   (66,903)  (71,477)          (73)                (1,986)
                         ---------    -------   -------           ---                 ------
Increase (decrease) in
 net assets from
 operations............. $(106,452)   (25,545)  (58,933)          (75)                (2,049)
                         =========    =======   =======           ===                 ======

                                                               PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                  -------------------------  --------------------
                                                               PBHG
                                      Small       LargeCap   Large Cap    PBHG
                                  Capitalization   Growth     Growth    Growth II
                                    Portfolio    Portfolio   Portfolio  Portfolio
                                  -------------- ----------  ---------  ---------
                                      Nine months ended       Nine months ended
                                     September 30, 2001      September 30, 2001
                                  -------------------------  --------------------
Investment income:
 Income -- Ordinary dividends...    $     743        10,186       --         --
 Expenses -- Mortality and
  expense risk charges -- Type I
  (note 3)......................        4,972        10,628     1,895      1,433
 Expenses -- Mortality and
  expense risk charges -- Type
  II (note 3)...................        3,175        14,067     2,608      2,827
                                    ---------    ----------  --------   --------
Net investment income
 (expense)......................       (7,404)      (14,509)   (4,503)    (4,260)
                                    ---------    ----------  --------   --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).......     (460,129)     (555,396) (103,002)  (262,456)
 Unrealized appreciation
  (depreciation) on
  investments...................     (315,892)   (1,191,186) (293,296)  (339,166)
 Capital gain distributions.....          --        552,329       --         --
                                    ---------    ----------  --------   --------
Net realized and unrealized gain
 (loss) on investments..........     (776,621)   (1,194,253) (396,298)  (601,622)
                                    ---------    ----------  --------   --------
Increase (decrease) in net
 assets from operations.........    $(783,425)   (1,208,762) (400,801)  (605,882)
                                    =========    ==========  ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                              Janus Aspen Series
                                  ----------------------------------------------
                                  Aggressive               Worldwide
                                    Growth       Growth      Growth    Balanced
                                   Portfolio   Portfolio   Portfolio   Portfolio
                                  -----------  ----------  ----------  ---------
                                     Nine months ended September 30, 2001
                                  ----------------------------------------------
Investment income:
 Income -- Ordinary dividends...  $       --          --          --        --
 Expenses -- Mortality and
  expense risk charges -- Type I
  (note 3)......................       17,007      18,636      29,352     9,673
 Expenses -- Mortality and
  expense risk charges -- Type
  II
  (note 3)......................       14,396      19,176      22,066    17,342
                                  -----------  ----------  ----------  --------
Net investment income
 (expense)......................      (31,403)    (37,812)    (51,418)  (27,015)
                                  -----------  ----------  ----------  --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).......   (1,889,072)   (357,194)   (212,774)  (22,964)
 Unrealized appreciation
  (depreciation) on
  investments...................   (1,782,903) (2,345,900) (3,265,946) (530,909)
 Capital gain distributions.....          --       16,402      21,134    67,312
                                  -----------  ----------  ----------  --------
Net realized and unrealized gain
 (loss) on investments..........   (3,671,975) (2,686,692) (3,457,586) (486,561)
                                  -----------  ----------  ----------  --------
Increase (decrease) in net
 assets from operations.........  $(3,703,378) (2,724,504) (3,509,004) (513,576)
                                  ===========  ==========  ==========  ========

                                               Janus Aspen Series (continued)
                                            ------------------------------------
                                            Flexible  International   Capital
                                             Income      Growth     Appreciation
                                            Portfolio   Portfolio    Portfolio
                                            --------- ------------- ------------
                                            Nine months ended September 30, 2001
                                            ------------------------------------
Investment income:
 Income -- Ordinary dividends.............   $   --           --            --
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3)..............       528        4,917         3,087
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3).............     1,907        9,729        14,682
                                             -------   ----------    ----------
Net investment income (expense)...........    (2,435)     (14,646)      (17,769)
                                             -------   ----------    ----------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).................     2,508     (212,600)     (306,354)
 Unrealized appreciation (depreciation) on
  investments.............................    14,877     (871,050)     (857,853)
 Capital gain distributions...............    14,150       18,619        25,976
                                             -------   ----------    ----------
Net realized and unrealized gain (loss) on
 investments..............................    31,535   (1,065,031)   (1,138,231)
                                             -------   ----------    ----------
Increase (decrease) in net assets from
 operations...............................   $29,100   (1,079,677)   (1,156,000)
                                             =======   ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                             Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------------------------
                            Global Life     Global Technology     Aggressive
                         Sciences Portfolio     Portfolio      Growth Portfolio    Growth Portfolio
                         ------------------ ----------------- ------------------- -------------------
                                                                  Period from         Period from
                                  Nine months ended           January 24, 2001 to February 9, 2001 to
                                  September 30, 2001          September 30, 2001  September 30, 2001
                         ------------------------------------ ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $    --                --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............           235               242                --                  --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............           801               388                234                 265
                              --------           -------            -------             -------
Net investment income
 (expense)..............        (1,036)             (630)              (234)               (265)
                              --------           -------            -------             -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (11,059)          (28,401)            (1,529)             (1,019)
 Unrealized appreciation
  (depreciation) on
  investments...........       (34,799)          (65,266)           (30,220)            (28,275)
 Capital gain
  distributions.........           --                887                --                  169
                              --------           -------            -------             -------
Net realized and
 unrealized gain (loss)
 on investments.........       (45,858)          (92,780)           (31,749)            (29,125)
                              --------           -------            -------             -------
Increase (decrease) in
 net assets from
 operations.............      $(46,894)          (93,410)           (31,983)            (29,390)
                              ========           =======            =======             =======

                                        Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------
                               Capital
                            Appreciation          Worldwide         International         Balanced
                              Portfolio       Growth Portfolio    Growth Portfolio       Portfolio
                         ------------------- ------------------- ------------------- ------------------
                             Period from         Period from         Period from        Period from
                         January 24, 2001 to January 24, 2001 to February 8, 2001 to January 8, 2001 to
                         September 30, 2001  September 30, 2001  September 30, 2001  September 30, 2001
                         ------------------- ------------------- ------------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............      $    --                  --                  --                 --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............           --                  --                  --                 --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............           147                 331                 295                914
                              --------             -------             -------            -------
Net investment income
 (expense)..............          (147)               (331)               (295)              (914)
                              --------             -------             -------            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (740)             (1,045)               (505)              (877)
 Unrealized appreciation
  (depreciation) on
  investments...........       (15,054)            (26,531)            (21,683)           (25,206)
 Capital gain
  distributions.........           268                 202                 464              2,481
                              --------             -------             -------            -------
Net realized and
 unrealized gain (loss)
 on investments.........       (15,526)            (27,374)            (21,724)           (23,602)
                              --------             -------             -------            -------
Increase (decrease) in
 net assets from
 operations.............      $(15,673)            (27,705)            (22,019)           (24,516)
                              ========             =======             =======            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                          Goldman Sachs Variable
                              Insurance Trust      Salomon Brothers Variable Series Fund Inc.
                         ------------------------- ---------------------------------------------------
                         Growth and  Mid Cap Value  Strategic Bond     Investors         Total Return
                         Income Fund     Fund            Fund            Fund                Fund
                         ----------- ------------- ----------------   ---------------   --------------
                             Nine months ended                  Nine months ended
                            September 30, 2001                 September 30, 2001
                         ------------------------- ---------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $    --           --                  --                --                 --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............        19        1,200                  45             1,304                 37
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............       592        3,082                 853             2,164                127
                          --------      -------        ------------   ---------------      -------------
Net investment income
 (expense)..............      (611)      (4,282)               (898)           (3,468)              (164)
                          --------      -------        ------------   ---------------      -------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (2,656)      32,513                 880            (5,284)               (76)
 Unrealized appreciation
  (depreciation) on
  investments...........   (17,243)     (69,405)              6,477          (117,541)            (1,557)
 Capital gain
  distributions.........       --           --                  --              7,551                --
                          --------      -------        ------------   ---------------      -------------
Net realized and
 unrealized gain (loss)
 on investments.........   (19,899)     (36,892)              7,357          (115,274)            (1,633)
                          --------      -------        ------------   ---------------      -------------
Increase (decrease) in
 net assets from
 operations.............  $(20,510)     (41,174)              6,459          (118,742)            (1,797)
                          ========      =======        ============   ===============      =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                         Dreyfus
                                         ---------------------------------------
                                                              Dreyfus Investment
                                         The Dreyfus Socially   Portfolios --
                                          Responsible Growth   Emerging Markets
                                              Fund, Inc.          Portfolio
                                         -------------------- ------------------
                                                                 Period from
                                                                April 6, 2001
                                          Nine months ended    to September 30,
                                          September 30, 2001         2001
                                         -------------------- ------------------
Investment income:
 Income -- Ordinary dividends..........        $     0                --
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3)...........            --                 --
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3)..........             56                  9
                                               -------               ----
Net investment income (expense)........            (56)                (9)
                                               -------               ----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)..............           (190)               (10)
 Unrealized appreciation (depreciation)
  on investments.......................         (3,745)              (433)
 Capital gain distributions............            --                 --
                                               -------               ----
Net realized and unrealized gain (loss)
 on investments........................         (3,935)              (443)
                                               -------               ----
Increase (decrease) in net assets from
 operations............................        $(3,991)              (452)
                                               =======               ====

                                                                                         Rydex Variable
                                          MFS Variable Insurance Trust                       Trust
                         --------------------------------------------------------------- --------------
                              MFS       MFS Investors          MFS
                         New Discovery   Growth Stock    Investors Trust   MFS Utility
                            Series          Series           Series           Series        OTC Fund
                         ------------- ---------------- ----------------- -------------- --------------
                          Nine months    Period from       Period from     Period from    Nine months
                             ended     January 23, 2001 February 14, 2001 March 14, 2001     ended
                         September 30, to September 30, to September 30,   to September  September 30,
                             2001            2001             2001           30, 2001         2001
                         ------------- ---------------- ----------------- -------------- --------------
Investment income:
 Income -- Ordinary
  dividends.............    $   --               3               35            2,118            --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............        --             --               --               --             --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............         54             36              104              348             45
                            -------         ------           ------          -------         ------
Net investment income
 (expense)..............        (54)           (33)             (69)           1,770            (45)
                            -------         ------           ------          -------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (201)          (316)            (217)          (2,168)          (392)
 Unrealized appreciation
  (depreciation) on
  investments...........     (5,555)        (3,043)          (6,425)         (33,198)        (5,499)
 Capital gain
  distributions.........         23             34              190            5,580            --
                            -------         ------           ------          -------         ------
Net realized and
 unrealized gain (loss)
 on investments.........     (5,733)        (3,325)          (6,452)         (29,786)        (5,891)
                            -------         ------           ------          -------         ------
Increase (decrease) in
 net assets from
 operations.............    $(5,787)        (3,359)          (6,521)         (28,016)        (5,936)
                            =======         ======           ======          =======         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                 Alliance Variable Products Series Fund, Inc.
                                -----------------------------------------------
                                                    Premier
                                   Growth and       Growth
                                Income Portfolio   Portfolio   Quasar Portfolio
                                ---------------- ------------- ----------------
                                  Period from     Nine Months    Period from
                                February 6, 2001     ended     February 8, 2001
                                to September 30, September 30, to September 30,
                                      2001           2001            2001
                                ---------------- ------------- ----------------
Income -- Ordinary dividends...     $    865            --             --
 Expenses -- Mortality and
  expense risk charges -- Type
  I (note 3)...................          --             --             --
 Expenses -- Mortality and
  expense risk charges -- Type
  II (note 3)..................          645            285             53
                                    --------        -------         ------
Net investment income
 (expense).....................          220           (509)           (53)
                                    --------        -------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)......         (549)          (509)          (405)
 Unrealized appreciation
  (depreciation) on
  investments..................      (38,628)       (23,547)        (4,856)
 Capital gain distributions....        6,702          4,460            391
                                    --------        -------         ------
Net realized and unrealized
 gain (loss) on investments....      (32,475)       (19,596)        (4,870)
                                    --------        -------         ------
Increase (decrease) in net
 assets from operations........     $(32,255)       (19,881)        (4,923)
                                    ========        =======         ======

                                   AIM Variable Insurance Funds, Inc.
                         ------------------------------------------------------
                          AIM V.I. Capital   AIM V.I. Growth   AIM V.I. Value
                          Appreciation Fund        Fund             Fund
                         ------------------- ---------------- -----------------
                                               Period from       Period from
                             Nine Months     February 9, 2001 February 19, 2001
                         ended September 30, to September 30, to September 30,
                                2001               2001             2001
                         ------------------- ---------------- -----------------
Income -- Ordinary
 dividends..............      $    --                --                --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............           --                --                --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............           161               186               254
                              --------           -------           -------
Net investment income
 (expense)..............          (161)             (186)             (254)
                              --------           -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (819)             (606)             (448)
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,346)          (12,795)          (15,433)
 Capital gain
  distributions.........           --                --                --
                              --------           -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........       (15,165)          (13,401)          (15,881)
                              --------           -------           -------
Increase (decrease) in
 net assets from
 operations.............      $(15,326)          (13,587)          (16,135)
                              ========           =======           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                             PIMCO Variable Insurance Trust
                         -----------------------------------------------------------------------
                                              Long-Term U.S.
                            Foreign Bond        Government    High Yield Bond  Total Return Bond
                              Portfolio         Portfolio        Portfolio         Portfolio
                         ------------------- ---------------- ---------------- -----------------
                                               Period from      Period from       Period from
                             Nine months     February 9, 2001 February 8, 2001 February 6, 2001,
                         ended September 30, to September 30, to September 30, to September 30,
                                2001               2001             2001             2001
                         ------------------- ---------------- ---------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............        $ 51                753               879              751
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............         --                 --                --               --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............          12                113                79              109
                                ----              -----            ------            -----
Net investment income
 (expense)..............          39                640               800              642
                                ----              -----            ------            -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5                (10)             (114)              38
 Unrealized appreciation
  (depreciation) on
  investments...........          54              2,125            (1,780)           1,522
 Capital gain
  distributions.........         --                 --                --               --
                                ----              -----            ------            -----
Net realized and
 unrealized gain (loss)
 on investments.........          59              2,115            (1,894)           1,560
                                ----              -----            ------            -----
Increase (decrease) in
 net assets from
 operations.............        $ 98              2,755            (1,094)           2,202
                                ====              =====            ======            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                 GE Investments Funds, Inc.
                          -------------------------------------------------------------------------
                                                                                Real Estate Global
                          S&P 500 Index Money Market Total Return International Securities  Income
                              Fund          Fund         Fund      Equity Fund     Fund      Fund
                          ------------- ------------ ------------ ------------- ----------- -------
                                            Nine months ended September 30, 2001
                          -------------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   (57,506)     222,261     (23,072)      (2,037)      (4,056)     (697)
 Net realized gain
  (loss)................      (154,126)           0     (13,440)     (14,408)      16,419      (407)
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,298,685)         --     (430,570)    (107,960)      36,375     2,843
 Capital gain
  distributions.........           --           --          --           --           --        --
                           -----------   ----------   ---------     --------      -------   -------
 Increase (decrease) in
  net assets from
  operations............    (2,510,317)     222,261    (467,082)    (124,405)      48,738     1,739
                           -----------   ----------   ---------     --------      -------   -------
From capital
 transactions:
 Net premiums...........     2,841,473    7,846,004     389,106      122,536      139,971    43,016
 Loan interest..........        (1,061)         391      (1,453)          65          (31)      --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        (3,222)         --      (14,229)         --        (3,557)      --
 Surrenders.............      (306,384)    (176,280)    (65,669)       1,540      (24,426)      --
 Loans..................      (102,135)    (169,315)    (59,627)      (2,509)      (1,101)     (168)
 Cost of insurance and
  administrative expense
  (note 3)..............      (934,042)    (692,785)   (330,742)     (25,227)     (65,673)  (10,006)
 Transfer gain (loss)
  and transfer fees.....         4,062       (2,323)      1,625            4         (461)      (16)
 Interfund transfers....       828,939   (5,774,133)     22,190       24,855      102,967     2,293
                           -----------   ----------   ---------     --------      -------   -------
 Increase (decrease) in
  net assets from
  capital transactions..     2,327,630    1,031,559     (58,799)     121,264      147,689    35,119
                           -----------   ----------   ---------     --------      -------   -------
Increase (decrease) in
 net assets.............      (182,687)   1,253,820    (525,881)      (3,141)     196,427    36,858
Net assets at beginning
 of year................    10,245,247    7,439,097   4,417,034      364,887      706,031   103,476
                           -----------   ----------   ---------     --------      -------   -------
Net assets at end of
 period.................   $10,062,560    8,692,917   3,891,153      361,746      902,458   140,334
                           ===========   ==========   =========     ========      =======   =======

                                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------------------
                            Mid-Cap                                                            Small-Cap
                          Value Equity Income   U.S. Equity Premier Growth   Value Equity     Value Equity
                              Fund      Fund       Fund      Equity Fund         Fund             Fund
                          ------------ -------  ----------- -------------- ---------------- ----------------
                                                                             Period from      Period from
                                                                           February 8, 2001 February 6, 2001
                                                                           to September 30, to September 30,
                               Nine months ended September 30, 2001              2001             2001
                          ------------------------------------------------ ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   (5,385)  (3,915)     (6,115)      (3,958)           (63)            (124)
 Net realized gain
  (loss)................       11,750    7,142     (33,453)     (23,898)          (112)             (54)
 Unrealized appreciation
  (depreciation) on
  investments...........     (134,298)  45,876    (171,170)    (156,504)        (3,495)          (2,703)
 Capital gain
  distributions.........          --       --          --           --             --               --
                           ----------  -------   ---------     --------         ------           ------
 Increase (decrease) in
  net assets from
  operations............     (127,933)  49,103    (210,738)    (184,360)        (3,670)          (2,881)
                           ----------  -------   ---------     --------         ------           ------
From capital
 transactions:
 Net premiums...........      321,153  195,383     238,464      339,177         25,731           70,481
 Loan interest..........          709     (241)     (3,286)        (248)           --               --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       (9,928)     --         (413)         --             --               --
 Surrenders.............       (3,483) (19,467)     (5,540)      (4,630)           --               --
 Loans..................       (7,344) (65,640)     (9,141)     (22,827)           --               150
 Cost of insurance and
  administrative expense
  (note 3)..............      (80,530) (44,115)    (76,788)    (102,884)        (2,896)          (4,029)
 Transfer gain (loss)
  and transfer fees.....       (3,271)     158      (4,274)      (2,948)           (52)          (1,498)
 Interfund transfers....      294,570   82,127     138,413      112,458         11,023            9,760
                           ----------  -------   ---------     --------         ------           ------
 Increase (decrease) in
  net assets from
  capital transactions..      511,876  148,205     277,435      318,098         33,806           74,864
                           ----------  -------   ---------     --------         ------           ------
Increase (decrease) in
 net assets.............      383,943  197,308      66,697      133,738         30,136           71,983
Net assets at beginning
 of year................      785,557  544,869   1,033,212      617,950            --               --
                           ----------  -------   ---------     --------         ------           ------
Net assets at end of
 period.................   $1,169,500  742,177   1,099,909      751,688         30,136           71,983
                           ==========  =======   =========     ========         ======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                 Oppenheimer Variable Account Funds
                          ----------------------------------------------------------------------------------
                             Bond     Capital Appreciation Aggressive Growth High Income Multiple Strategies
                           Fund/VA          Fund/VA             Fund/VA        Fund/VA         Fund/VA
                          ----------  -------------------- ----------------- ----------- -------------------
                                                Nine months ended September 30, 2001
                          ----------------------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   55,378            4,517             21,137        284,004          44,227
 Net realized gain
  (loss)................        (772)         (33,166)          (536,619)       (47,659)        (12,183)
 Unrealized appreciation
  (depreciation) on
  investments...........      20,078       (2,035,245)        (2,725,218)      (373,187)       (192,452)
 Capital gain
  distributions.........         --           521,076            759,549            --           69,177
                          ----------       ----------         ----------      ---------       ---------
 Increase (decrease) in
  net assets from
  operations............      74,684       (1,542,818)        (2,481,151)      (136,842)        (91,231)
                          ----------       ----------         ----------      ---------       ---------
From capital
 transactions:
 Net premiums...........     150,947          835,521            899,799        315,781         161,335
 Loan interest..........        (352)          (2,807)               565           (562)            (52)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           (12,006)              (500)           --              --
 Surrenders.............     (20,065)         (73,070)          (173,365)       (40,090)       (160,064)
 Loans..................      (1,201)         (66,005)          (112,428)       (24,411)         (6,005)
 Cost of insurance and
  administrative expense
  (note 3)..............     (71,758)        (346,307)          (342,541)      (152,365)        (85,575)
 Transfer gain (loss)
  and transfer fees.....        (526)          (4,691)              (150)         1,181             637
 Interfund transfers....     241,844          277,212           (490,015)        73,007         121,752
                          ----------       ----------         ----------      ---------       ---------
 Increase (decrease) in
  net assets from
  capital transactions..     298,889          607,847           (218,635)       172,541          32,028
                          ----------       ----------         ----------      ---------       ---------
Increase (decrease) in
 net assets.............     373,573         (934,971)        (2,699,786)        35,699         (59,203)
Net assets at beginning
 of year................     730,981        5,603,179          6,715,541      2,780,675       1,311,155
                          ----------       ----------         ----------      ---------       ---------
Net assets at end of
 period.................  $1,104,554        4,668,208          4,015,755      2,816,374       1,251,952
                          ==========       ==========         ==========      =========       =========

                                              Oppenheimer Variable Account
                                                Funds  --  Class 2 Shares
                                         ---------------------------------------
                                         Global Securities  Main Street Growth &
                                              Fund/VA          Income Fund/VA
                                         ------------------ --------------------
                                            Period from         Period from
                                         January 8, 2001 to  January 8, 2001 to
                                         September 30, 2001  September 30, 2001
                                         ------------------ --------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......       $   (186)              (281)
 Net realized gain (loss)..............         (1,121)              (368)
 Unrealized appreciation (depreciation)
  on investments.......................        (24,392)           (14,002)
 Capital gain distributions............          2,295                --
                                              --------            -------
 Increase (decrease) in net assets from
  operations...........................        (23,404)           (14,651)
                                              --------            -------
From capital transactions:
 Net premiums..........................         95,608            100,123
 Loan interest.........................            --                 --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits........................            --                 --
 Surrenders............................            (77)               --
 Loans.................................            --                 --
 Cost of insurance and administrative
  expense (note 3).....................         (7,912)           (10,352)
 Transfer gain (loss) and transfer
  fees.................................           (265)              (120)
 Interfund transfers...................         51,590             45,024
                                              --------            -------
 Increase (decrease) in net assets from
  capital transactions.................        139,474            134,675
                                              --------            -------
Increase (decrease) in net assets......        116,070            120,024
Net assets at beginning of year........            --                 --
                                              --------            -------
Net assets at end of period............       $116,070            120,024
                                              ========            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                               Variable Insurance Products Fund
                           Variable Insurance Products Fund           -- Service Class 2
                          -----------------------------------  ---------------------------------
                          Equity-Income   Growth    Overseas    Equity-Income
                            Portfolio   Portfolio   Portfolio     Portfolio     Growth Portfolio
                          ------------- ----------  ---------  ---------------- ----------------
                                                               January 24, 2001 January 24, 2001
                           Nine months ended September 30,     to September 30, to September 30,
                                         2001                        2001             2001
                          -----------------------------------  ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   87,901      (41,314)    94,750         (284)            (801)
 Net realized gain
  (loss)................       17,339     (610,122)  (157,370)        (507)          (1,151)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,088,927)  (2,419,967)  (488,372)     (19,017)         (71,241)
 Capital gain
  distributions.........      363,289      662,803    167,022           86               30
                           ----------   ----------  ---------      -------          -------
 Increase (decrease) in
  net assets from
  operations............     (620,398)  (2,408,600)  (383,971)     (19,722)         (73,163)
                           ----------   ----------  ---------      -------          -------
From capital
 transactions:
 Net premiums...........      870,483    1,224,284    274,820      109,762          202,325
 Loan interest..........       (5,327)      (5,866)    (1,228)         --               --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       (1,602)        (479)       --           --               --
 Surrenders.............     (174,342)    (302,473)   (40,000)         --               --
 Loans..................      (91,755)     (77,902)   (25,819)         --            (2,211)
 Cost of insurance and
  administrative expense
  (note 3)..............     (443,410)    (567,035)  (108,192)      (8,566)         (18,567)
 Transfer gain (loss)
  and transfer fees.....     (493,321)    (656,166)  (273,936)      (1,575)           1,425
 Interfund transfers....      361,003        7,860    (30,097)      72,358          184,035
                           ----------   ----------  ---------      -------          -------
 Increase (decrease) in
  net assets from
  capital transactions..       21,729     (377,777)  (204,452)     171,979          367,007
                           ----------   ----------  ---------      -------          -------
Increase (decrease) in
 net assets.............     (598,669)  (2,786,377)  (588,423)     152,257          293,844
Net assets at beginning
 of year................    7,746,965    9,960,778  2,213,423          --               --
                           ----------   ----------  ---------      -------          -------
Net assets at end of
 period.................   $7,148,296    7,174,401  1,625,000      152,257          293,844
                           ==========   ==========  =========      =======          =======

                                                               Variable Insurance
                                        Variable Insurance     Products Fund II--
                                         Products Fund II        Service Class 2
                                       ----------------------  ------------------
                                         Asset
                                        Manager    Contrafund      Contrafund
                                       Portfolio   Portfolio       Portfolio
                                       ----------  ----------  ------------------
                                         Nine months ended     Nine months ended
                                        September 30, 2001     September 30, 2001
                                       ----------------------  ------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).....  $  157,478     15,586           (246)
 Net realized gain (loss)............     (79,927)  (232,745)          (372)
 Unrealized appreciation
  (depreciation) on investments......    (434,699)  (943,358)        (7,865)
 Capital gain distributions..........      67,666    167,353              3
                                       ----------  ---------        -------
 Increase (decrease) in net assets
  from operations....................    (289,482)  (993,364)        (8,480)
                                       ----------  ---------        -------
From capital transactions:
 Net premiums........................     339,206    941,435         99,191
 Loan interest.......................      (1,719)    (3,199)           --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits......................        (474)   (12,806)           --
 Surrenders..........................    (177,712)  (154,517)           --
 Loans...............................      (2,963)   (45,660)           --
 Cost of insurance and administrative
  expense (note 3)...................    (203,822)  (410,372)       (11,210)
 Transfer gain (loss) and transfer
  fees...............................    (245,345)  (215,680)            68
 Interfund transfers.................     (37,136)   197,912         29,394
                                       ----------  ---------        -------
 Increase (decrease) in net assets
  from capital transactions..........    (329,965)   297,113        117,443
                                       ----------  ---------        -------
Increase (decrease) in net assets....    (619,447)  (696,251)       108,963
Net assets at beginning of year......   4,505,303  6,217,155             34
                                       ----------  ---------        -------
Net assets at end of period..........  $3,885,856  5,520,904        108,997
                                       ==========  =========        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                        Variable Insurance Products Fund
                           Variable Products Fund III        III --  Service Class 2
                          ----------------------------- ---------------------------------
                                             Growth
                          Growth & Income Opportunities                   Growth & Income
                             Portfolio      Portfolio   Mid Cap Portfolio    Portfolio
                          --------------- ------------- ----------------- ---------------
                                                                            Period from
                                                                            January 18,
                                                        Nine months ended     2001 to
                                Nine months ended         September 30,    September 30,
                               September 30, 2001             2001             2001
                          ----------------------------- ----------------- ---------------
Increase (decrease) in
 net assets
From operations:
Net investment income
 (expense)..............    $   (3,057)         (739)          (131)           11,994
 Net realized gain
  (loss)................       (42,272)      (37,239)           (92)             (228)
 Unrealized appreciation
  (depreciation) on
  investments...........      (192,308)      (71,638)        (2,690)          (10,020)
 Capital gain
  distributions.........        12,475           --             --             39,153
                            ----------      --------         ------           -------
 Increase (decrease) in
  net assets from
  operations............      (225,163)     (109,616)        (2,913)           40,900
                            ----------      --------         ------           -------
From capital
 transactions:
 Net premiums...........       370,369       156,643         39,572            75,568
 Loan interest..........           (96)         (202)           --                --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       (14,248)       (3,491)           --                --
 Surrenders.............       (42,081)      (15,793)           --                --
 Loans..................       (24,158)       (2,737)           --                --
 Cost of insurance and
  administrative expense
  (note 3)..............      (149,738)      (48,028)        (4,791)           (6,284)
 Transfer gain (loss)
  and transfer fees.....       (14,956)         (980)        (1,037)          (51,973)
 Interfund transfers....        35,606       (13,474)        22,814            26,440
                            ----------      --------         ------           -------
 Increase (decrease) in
  net assets from
  capital transactions..       160,698        71,938         56,558            43,751
                            ----------      --------         ------           -------
Increase (decrease) in
 net assets.............       (64,465)      (37,678)        53,645            84,651
Net assets at beginning
 of year................     1,280,280       391,354             34               --
                            ----------      --------         ------           -------
Net assets at end of
 period.................    $1,215,815       353,676         53,679            84,651
                            ==========      ========         ======           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                         Federated
                                                                                      Insurance Series
                                          Federated Insurance Series                  -- Service Class
                          ----------------------------------------------------------- ----------------
                                                                      International
                          American Leaders High Income Bond Utility   Small Company   High Income Bond
                              Fund II          Fund II      Fund II      Fund II          Fund II
                          ---------------- ---------------- -------  ---------------- ----------------
                                                                       Period from      Period from
                                                                     February 6, 2001  March 27, 2001
                                                                     to September 30, to September 30,
                            Nine months ended September 30, 2001           2001             2001
                          -----------------------------------------  ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   6,185          41,358       12,544          (2)              (63)
 Net realized gain
  (loss)................        (4,329)        (14,879)      (6,150)        (15)              (26)
 Unrealized appreciation
  (depreciation) on
  investments...........      (112,856)        (52,024)     (65,327)        (58)           (1,960)
 Capital gain
  distributions.........         4,548             --           --          --                --
                             ---------         -------      -------        ----            ------
 Increase (decrease) in
  net assets from
  operations............      (106,452)        (25,545)     (58,933)        (75)           (2,049)
                             ---------         -------      -------        ----            ------
From capital
 transactions:
 Net premiums...........       160,462          99,533      111,103         463            12,369
 Loan interest..........           (60)           (118)         541         --                --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........           --              --           --          --                --
 Surrenders.............       (64,111)        (11,131)       1,055         --                --
 Loans..................       (29,813)         (8,424)     (19,628)        --                --
 Cost of insurance and
  administrative expense
  (note 3)..............       (56,601)        (35,617)     (27,714)       (154)           (1,476)
 Transfer gain (loss)
  and transfer fees.....         1,880              (8)      (1,779)          0               (25)
 Interfund transfers....       125,069          77,724       38,606          33            18,232
                             ---------         -------      -------        ----            ------
 Increase (decrease) in
  net assets from
  capital transactions..       136,826         121,959      102,184         342            29,100
                             ---------         -------      -------        ----            ------
Increase (decrease) in
 net assets.............        30,374          96,414       43,251         267            27,051
Net assets at beginning
 of year................       705,749         345,023      426,906         --                --
                             ---------         -------      -------        ----            ------
Net assets at end of
 period.................     $ 736,123         441,437      470,157         267            27,051
                             =========         =======      =======        ====            ======

                                    Alger American Fund            PBHG Insurance Series Fund, Inc.
                           ------------------------------------- -----------------------------------------
                           Small Capitalization     LargeCap       PBHG Large Cap         PBHG Growth II
                                Portfolio       Growth Portfolio  Growth Portfolio          Portfolio
                           -------------------- ---------------- ------------------     ------------------
                           Nine months ended September 30, 2001  Nine months ended September 30, 2001
                           ------------------------------------- -----------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)..............       $   (7,404)           (14,509)                  (4,503)                (4,260)
 Net realized gain
  (loss).................         (460,129)          (555,396)                (103,002)              (262,456)
 Unrealized appreciation
  (depreciation) on
  investments............         (315,892)        (1,191,186)                (293,296)              (339,166)
 Capital gain
  distributions..........              --             552,329                      --                     --
                                ----------         ----------       ------------------     ------------------
 Increase (decrease) in
  net assets from
  operations.............         (783,425)        (1,208,762)                (400,801)              (605,882)
                                ----------         ----------       ------------------     ------------------
From capital
 transactions:
 Net premiums............          390,102            740,015                  268,534                191,484
 Loan interest...........             (699)              (822)                    (574)                   188
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits..........              --                 --                       --                 (12,534)
 Surrenders..............          (39,105)          (107,735)                  (6,054)                (2,901)
 Loans...................          (14,713)           (31,532)                 (14,934)                (3,263)
 Cost of insurance and
  administrative expense
  (note 3)...............         (124,404)          (338,812)                 (98,663)               (65,314)
 Transfer gain (loss) and
  transfer fees..........            5,091             (6,373)                  (8,287)                   720
 Transfers (to) from the
  Guarantee Account......              --                 --                       --                     --
 Interfund transfers.....           97,180            499,516                  183,203                169,430
                                ----------         ----------       ------------------     ------------------
 Increase (decrease) in
  net assets from capital
  transactions...........          313,452            754,257                  323,225                277,810
                                ----------         ----------       ------------------     ------------------
Increase (decrease) in
 net assets..............         (469,973)          (454,505)                 (77,576)              (328,072)
Net assets at beginning
 of year.................        1,725,177          4,326,839                  799,510                961,015
                                ----------         ----------       ------------------     ------------------
Net assets at end of
 period..................       $1,255,204          3,872,334                  721,934                632,943
                                ==========         ==========       ==================     ==================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                             Janus Aspen Series
                                 ----------------------------------------------
                                 Aggressive               Worldwide
                                   Growth       Growth      Growth    Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 -----------  ----------  ----------  ---------
                                    Nine months ended September 30, 2001
                                 ----------------------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)....................  $   (31,403)    (37,812)    (51,418)   (27,015)
 Net realized gain (loss)......   (1,889,012)   (357,194)   (212,774)   (22,964)
 Unrealized appreciation
  (depreciation) on
  investments..................   (1,782,903) (2,345,900) (3,265,946)  (530,909)
 Capital gain distributions....          --       16,402      21,134     67,312
                                 -----------  ----------  ----------  ---------
 Increase (decrease) in net
  assets from operations.......   (3,701,378) (2,724,504) (3,509,004) (513,576)
                                 -----------  ----------  ----------  ---------
From capital transactions:
 Net premiums..................    1,295,882   1,237,969   1,555,049  1,206,957
 Loan interest.................        1,231      (2,995)     (1,779)    (2,107)
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits................         (630)    (14,408)     (3,825)      (743)
 Surrenders....................     (177,728)   (160,031)   (266,169)   (40,862)
 Loans.........................      (73,097)    (66,144)    (81,797)   (77,841)
 Cost of insurance and
  administrative expense (note
  3)...........................     (478,939)   (487,706)   (657,780)  (333,930)
 Transfer gain (loss) and
  transfer fees................       37,370       3,993       8,200     (1,800)
 Interfund transfers...........     (381,277)   (144,042)   (171,490)   477,142
                                 -----------  ----------  ----------  ---------
 Increase (decrease) in net
  assets from capital
  transactions.................      222,812     366,576     380,409  1,226,816
                                 -----------  ----------  ----------  ---------
Increase (decrease) in net
 assets........................   (3,480,566) (2,357,928) (3,128,595)   713,240
Net assets at beginning of
 year..........................    7,595,526   7,688,954  10,754,842  4,416,728
                                 -----------  ----------  ----------  ---------
Net assets at end of period....  $ 4,114,960   5,331,026   7,626,247  5,129,968
                                 ===========  ==========  ==========  =========

                                               Janus Aspen Series (continued)
                                            -------------------------------------
                                            Flexible   International   Capital
                                             Income       Growth     Appreciation
                                            Portfolio    Portfolio    Portfolio
                                            ---------  ------------- ------------
                                            Nine months ended September 30, 2001
                                            -------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  $ (2,435)      (14,646)      (17,769)
 Net realized gain (loss).................     2,508      (212,600)     (306,354)
 Unrealized appreciation (depreciation) on
  investments.............................    14,877      (871,050)     (857,853)
 Capital gain distributions...............    14,150        18,619        25,976
                                            --------    ----------    ----------
 Increase (decrease) in net assets from
  operations..............................    29,100    (1,079,677)   (1,156,000)
                                            --------    ----------    ----------
From capital transactions:
 Net premiums.............................   155,512       627,342       811,420
 Loan interest............................       145        (2,675)       (1,328)
 Transfers (to) from the general account
  of GE Life and Annuity:
 Death benefits...........................       --         (2,191)      (10,443)
 Surrenders...............................   (20,111)      (22,518)      (62,121)
 Loans....................................   (17,845)      (66,680)      (25,558)
 Cost of insurance and administrative
  expense (note 3)........................   (31,126)     (216,268)     (291,921)
 Transfer gain (loss) and transfer fees...        20         4,245         7,494
 Transfers (to) from the Guarantee
  Account.................................       --            --            --
 Interfund transfers......................    67,098       223,662      (219,675)
                                            --------    ----------    ----------
 Increase (decrease) in net assets from
  capital transactions....................   153,693       544,917       207,868
                                            --------    ----------    ----------
Increase (decrease) in net assets.........   182,793      (534,760)     (948,132)
Net assets at beginning of year...........   314,386     2,820,735     3,608,148
                                            --------    ----------    ----------
Net assets at end of period...............  $497,179     2,285,975     2,660,016
                                            ========    ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                     Janus Aspen Series-Service Shares
                          --------------------------------------------------------
                          Global Life   Global
                           Sciences   Technology    Aggressive
                           Portfolio  Portfolio  Growth Portfolio Growth Portfolio
                          ----------- ---------- ---------------- ----------------
                                                   Period from      Period from
                                                 January 24, 2001 February 9, 2001
                            Nine months ended    to September 30, to September 30,
                            September 30, 2001         2001             2001
                          ---------------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (1,036)      (630)         (234)            (265)
 Net realized gain
  (loss)................    (11,059)   (28,401)       (1,529)          (1,019)
 Unrealized appreciation
  (depreciation) on
  investments...........    (34,799)   (65,266)      (30,220)         (28,275)
 Capital gain
  distributions.........        --         887           --               169
                           --------    -------       -------          -------
 Increase (decrease) in
  net assets from
  operations............    (46,894)   (93,410)      (31,983)         (29,390)
                           --------    -------       -------          -------
From capital
 transactions:
 Net premiums...........     92,413     73,503        98,817           63,283
 Loan interest..........        (12)        (2)          --               --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --         --            --               --
 Surrenders.............    (78,530)    (2,544)          (52)             --
 Loans..................     (7,487)     6,381           --               --
 Cost of insurance and
  administrative expense
  (note 3)..............    (11,917)   (10,104)      (10,414)          (8,600)
 Transfer gain (loss)
  and transfer fees.....        692        (79)         (174)            (235)
 Interfund transfers....     29,754     (8,426)       28,754           64,082
                           --------    -------       -------          -------
Increase (decrease) in
 net assets from capital
 transactions...........     24,913     58,729       116,931          118,530
                           --------    -------       -------          -------
Increase (decrease) in
 net assets.............    (21,981)   (34,681)       84,948           89,140
Net assets at beginning
 of year................    197,488    136,082           --               --
                           --------    -------       -------          -------
Net assets at end of
 period.................   $175,507    101,401        84,948           89,140
                           ========    =======       =======          =======

                                     Janus Aspen Series-Service Shares (continued)
                          -------------------------------------------------------------------
                              Capital
                            Appreciation   Worldwide Growth  International       Balanced
                             Portfolio        Portfolio     Growth Portfolio    Portfolio
                          ---------------- ---------------- ---------------- ----------------
                            Period from      Period from      Period from      Period from
                          January 24, 2001 January 24, 2001 February 8, 2001 January 8, 2001
                          to September 30, to September 30, to September 30, to September 30,
                                2001             2001             2001             2001
                          ---------------- ---------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............      $   (147)           (331)            (295)            (914)
 Net realized gain
  (loss)................          (740)         (1,045)            (505)            (877)
 Unrealized appreciation
  (depreciation) on
  investments...........       (15,054)        (26,531)         (21,683)         (25,206)
 Capital gain
  distributions.........           268             202              464            2,481
                              --------         -------          -------          -------
 Increase (decrease) in
  net assets from
  operations............       (15,673)        (27,705)         (22,019)         (24,516)
                              --------         -------          -------          -------
From capital
 transactions:
 Net premiums...........        70,074          89,934           34,691          331,835
 Loan interest..........           --              --               --               --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........           --              --               --               --
 Surrenders.............           --              (45)             --               --
 Loans..................           --              --               --               --
 Cost of insurance and
  administrative expense
  (note 3)..............        (5,958)        (10,555)          (4,875)         (21,539)
 Transfer gain (loss)
  and transfer fees.....          (804)           (963)             558           (1,606)
 Interfund transfers....        22,977          63,967           80,455          123,146
                              --------         -------          -------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        86,289         142,338          110,829          431,836
                              --------         -------          -------          -------
Increase (decrease) in
 net assets.............        70,616         114,633           88,810          407,320
Net assets at beginning
 of year................           --              --               --               --
                              --------         -------          -------          -------
Net assets at end of
 period.................      $ 70,616         114,633           88,810          407,320
                              ========         =======          =======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                  Goldman Sachs
                                Variable Insurance   Salomon Brothers Variable
                                      Trust               Series Fund Inc.
                               --------------------  ---------------------------
                               Growth and  Mid Cap                        Total
                                 Income     Value    Strategic Investors  Return
                                  Fund      Fund     Bond Fund   Fund      Fund
                               ---------- ---------  --------- ---------  ------
                                Nine months ended        Nine months ended
                                September 30, 2001       September 30, 2001
                               --------------------  ---------------------------
Increase (decrease) in net
 assets
From operations:
Net investment income
 (expense)...................   $   (611)    (4,282)     (898)   (3,468)    (164)
 Net realized gain (loss)....     (2,656)    32,513       880    (5,284)     (76)
 Unrealized appreciation
  (depreciation) on
  investments................    (17,243)   (69,405)    6,477  (117,541)  (1,557)
 Capital gain distributions..        --         --        --      7,551      --
                                --------  ---------   -------  --------   ------
 Increase (decrease) in net
  assets from operations.....    (20,510)   (41,174)    6,459  (118,742)  (1,797)
                                --------  ---------   -------  --------   ------
From capital transactions:
 Net premiums................     20,497    160,798    97,106    75,373   38,364
 Loan interest...............         33        (81)      (67)      (83)     --
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits..............        --         --        --        --       --
 Surrenders..................       (752)      (453)      --       (523)     --
 Loans.......................        --     (10,028)      --       (394)     --
 Cost of insurance and
  administrative expense
  (note 3)...................    (11,131)   (47,387)  (14,023)  (29,121)  (3,548)
 Transfer gain (loss) and
  transfer fees..............        156        103       331      (740)     135
 Interfund transfers.........       (842)   506,410    73,621   416,217    3,910
                                --------  ---------   -------  --------   ------
Increase (decrease) in net
 assets from capital
 transactions................      7,961    609,362   156,968   460,729   38,861
                                --------  ---------   -------  --------   ------
Increase (decrease) in net
 assets......................    (12,549)   568,188   163,427   341,987   37,064
Net assets at beginning of
 year........................    115,835    514,962    98,938   374,409    7,183
                                --------  ---------   -------  --------   ------
Net assets at end of period..   $103,286  1,083,150   262,365   716,396   44,247
                                ========  =========   =======  ========   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                        Dreyfus
                                        ----------------------------------------
                                            The Dreyfus      Dreyfus Investment
                                        Socially Responsible Portfolios-Emerging
                                         Growth Fund, Inc.    Markets Portfolio
                                        -------------------- -------------------
                                                                 Period from
                                         Nine months ended    April 6, 2001 to
                                         September 30, 2001  September 30, 2001
                                        -------------------- -------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......        $   (56)                 (9)
 Net realized gain (loss).............           (190)                (10)
 Unrealized appreciation
  (depreciation) on investments.......         (3,745)               (433)
 Capital gain distributions...........            --                  --
                                              -------               -----
 Increase (decrease) in net assets
  from operations.....................         (3,991)               (452)
                                              -------               -----
From capital transactions:
 Net premiums.........................         23,871               3,320
 Loan interest........................            --                  --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................            --                  --
 Surrenders...........................            --                  --
 Loans................................            --                  --
 Cost of insurance and administrative
  expense (note 3)....................         (2,554)               (358)
 Transfer gain (loss) and transfer
  fees................................            147                   6
 Interfund transfers..................          1,711                 350
                                              -------               -----
Increase (decrease) in net assets from
 capital transactions.................         23,175               3,318
                                              -------               -----
Increase (decrease) in net assets.....         19,184               2,866
Net assets at beginning of year.......             34                 --
                                              -------               -----
Net assets at end of period...........        $19,218               2,866
                                              =======               =====

                                                                                            Rydex Variable
                                            MFS Variable Insurance Trust                        Trust
                          ----------------------------------------------------------------- --------------
                               MFS       MFS Investors          MFS
                          New Discovery   Growth Stock    Investors Trust    MFS Utility
                             Series          Series           Series            Series         OTC Fund
                          ------------- ---------------- ----------------- ---------------- --------------
                           Nine months    Period from       Period from      Period from     Nine months
                              ended     January 23, 2001 February 14, 2001  March 14, 2001      ended
                          September 30, to September 30, to September 30,  to September 30, September 30,
                              2001            2001             2001              2001            2001
                          ------------- ---------------- ----------------- ---------------- --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (54)           (33)             (69)            1,770             (45)
 Net realized gain
  (loss)................        (201)          (316)            (217)           (2,168)           (392)
 Unrealized appreciation
  (depreciation) on
  investments...........      (5,555)        (3,043)          (6,425)          (33,198)         (5,499)
 Capital gain
  distributions.........          23             34              190             5,580             --
                             -------         ------           ------           -------          ------
 Increase (decrease) in
  net assets from
  operations............      (5,787)        (3,359)          (6,521)          (28,016)         (5,936)
                             -------         ------           ------           -------          ------
From capital
 transactions:
 Net premiums...........      20,371         22,990           42,944           107,336          14,019
 Loan interest..........         --             --               --                --              --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --             --               --                --              --
 Surrenders.............         --             --               --                --              --
 Loans..................         --             --               --                150             --
 Cost of insurance and
  administrative expense
  (note 3)..............      (2,365)        (2,292)          (2,551)          (12,947)         (2,032)
 Transfer gain (loss)
  and transfer fees.....         (31)          (123)             540              (190)            257
 Interfund transfers....      21,239          9,023           20,703            71,408           6,928
                             -------         ------           ------           -------          ------
Increase (decrease) in
 net assets from capital
 transactions...........      39,214         29,598           61,636           165,757          19,172
                             -------         ------           ------           -------          ------
Increase (decrease) in
 net assets.............      33,427         26,239           55,115           137,741          13,236
Net assets at beginning
 of year................          36            --               --                --               23
                             -------         ------           ------           -------          ------
Net assets at end of
 period.................     $33,463         26,239           55,115           137,741          13,259
                             =======         ======           ======           =======          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                               Alliance Variable Products Series Fund, Inc.
                           -----------------------------------------------------
                              Growth and      Premier Growth         Quasar
                           Income Portfolio      Portfolio         Portfolio
                           ---------------- ------------------- ----------------
                             Period from                          Period from
                           February 6, 2001     Nine months     February 8, 2001
                           to September 30, ended September 30, to September 30,
                                 2001              2001               2001
                           ---------------- ------------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)..............      $    220              (285)              (53)
 Net realized gain
  (loss).................          (549)             (509)             (405)
 Unrealized appreciation
  (depreciation) on
  investments............       (38,628)          (23,547)           (4,856)
 Capital gain
  distributions..........         6,702             4,460               391
                               --------           -------            ------
 Increase (decrease) in
  net assets from
  operations.............       (32,255)          (19,881)           (4,923)
                               --------           -------            ------
From capital
 transactions:
 Net premiums............       172,115            54,653            12,337
 Loan interest...........           --                --                --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits..........           --                --                --
 Surrenders..............           --                --                --
 Loans...................           --             (2,184)              --
 Cost of insurance and
  administrative expense
  (note 3)...............       (13,680)           (5,170)           (2,265)
 Transfer gain (loss) and
  transfer fees..........           684               233                 7
 Interfund transfers.....       129,388            58,217             9,674
                               --------           -------            ------
 Increase (decrease) in
  net assets from capital
  transaction............       288,507           105,749            19,753
                               --------           -------            ------
Increase (decrease) in
 net assets..............       256,252            85,868            14,830
Net assets at beginning
 of year.................           --                 33               --
                               --------           -------            ------
Net assets at end of
 period..................      $256,252            85,901            14,830
                               ========           =======            ======

                                       AIM Variable Insurance Funds
                          ------------------------------------------------------
                           AIM V.I. Capital   AIM V.I. Growth   AIM V.I. Value
                           Appreciation Fund        Fund             Fund
                          ------------------- ---------------- -----------------
                                                Period from       Period from
                              Nine months     February 9, 2001 February 19, 2001
                          ended September 30, to September 30, to September 30,
                                 2001               2001             2001
                          ------------------- ---------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (161)             (186)             (254)
 Net realized gain
  (loss)................           (819)             (606)             (448)
 Unrealized appreciation
  (depreciation) on
  investments...........        (14,346)          (12,795)          (15,433)
 Capital gain
  distributions.........            --                --                --
                               --------           -------           -------
 Increase (decrease) in
  net assets from
  operations............        (15,326)          (13,587)          (16,135)
                               --------           -------           -------
From capital
 transactions:
 Net premiums...........         49,631            50,243           100,129
 Loan interest..........            --                --                --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........            --                --                --
 Surrenders.............            --                --                --
 Loans..................            --                150               --
 Cost of insurance and
  administrative expense
  (note 3)..............         (7,769)           (9,291)          (10,652)
 Transfer gain (loss)
  and transfer fees.....            157              (117)             (500)
 Interfund transfers....         24,691            39,234            38,754
                               --------           -------           -------
 Increase (decrease) in
  net assets from
  capital transactions..         66,710            80,219           127,731
                               --------           -------           -------
Increase (decrease) in
 net assets.............         51,384            66,632           111,596
Net assets at beginning
 of year................             34               --                --
                               --------           -------           -------
Net assets at end of
 period.................       $ 51,418            66,632           111,596
                               ========           =======           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                              PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------
                                Foreign        Long-Term U.S.                        Total
                                 Bond            Government    High Yield Bond    Return Bond
                               Portfolio         Portfolio        Portfolio        Portfolio
                          ------------------- ---------------- ---------------- ----------------
                                                Period from      Period from      Period from
                              Nine months     February 9, 2001 February 8, 2001 February 6, 2001
                          ended September 30, to September 30, to September 30, to September 30,
                                 2001               2001             2001             2001
                          ------------------- ---------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   39                640              800              642
 Net realized gain
  (loss)................             5                (10)            (114)              38
 Unrealized appreciation
  (depreciation) on
  investments...........            54              2,125           (1,780)           1,522
 Capital gain
  distributions.........           --                 --               --               --
                                ------             ------           ------           ------
Increase (decrease) in
 net assets from
 operations.............            98              2,755           (1,094)           2,202
                                ------             ------           ------           ------
From capital
 transactions:
 Net premiums...........         6,093             27,073           27,248           41,681
 Loan interest..........           --                 --               --               --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........           --                 --               --               --
 Surrenders.............           --                 --               --               --
 Loans..................           --                 --               --               --
 Cost of insurance and
  administrative expense
  (note 3)..............          (777)            (4,369)          (3,370)          (2,688)
 Transfer gain (loss)
  and transfer fees.....            (7)               (39)            (194)            (117)
 Interfund transfers....         1,112             30,370           10,424           29,748
                                ------             ------           ------           ------
Increase (decrease) in
 net assets from capital
 transactions...........         6,421             53,035           34,108           68,624
                                ------             ------           ------           ------
Increase (decrease) in
 net assets.............         6,519             55,790           33,014           70,826
Net assets at beginning
 of year................           --                 --               --               --
                                ------             ------           ------           ------
Net assets at end of
 period.................        $6,519             55,790           33,014           70,826
                                ======             ======           ======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                              September 30, 2001
                                  (Unaudited)

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998. Type III units are expected to be sold in the 1st half of 2002 under policy form P1258 and P1259.

During 2001, MFS(R) Variable Insurance Trust changed the name of the MFS(R) Growth Series to MFS(R) Growth Stock Series and MFS(R) Growth with Income Series to MFS(R) Investment Trust Series.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the nine months or lesser period ended September 30, 2001 were:

                                                      Cost of
                                                      Shares    Proceeds from
Fund/Portfolio                                       Acquired    Shares Sold
--------------                                      ----------- -------------
GE Investments Funds, Inc. Fund
 S&P 500 Index Fund................................ $ 4,167,674  $ 1,897,132
 Money Market Fund.................................  14,489,193   13,070,698
 Total Return Fund.................................     478,845      562,276
 International Equity Fund.........................     167,321       42,573
 Real Estate Securities Fund.......................     321,849      187,370
 Global Income Fund................................      47,738       13,076
 Mid Cap Value Equity Fund.........................     847,319      351,198
 Income Fund.......................................     515,167      375,138
 U.S. Equity Fund..................................     487,460      215,369
 Premier Growth Equity Fund........................     520,522      206,187
 Value Equity Fund.................................      35,662        3,084
 Small Cap Value Equity Fund.......................      78,660        6,068
Oppenheimer Variable Account Funds:
 Bond Fund/VA......................................     569,050      206,423
 Capital Appreciation Fund/VA......................   1,904,859      772,583
 Aggressive Growth Fund/VA.........................   3,613,572    3,056,528
 High Income Fund/VA...............................     762,701      304,935
 Multiple Strategies Fund/VA.......................     505,463      360,580

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- continued

                                                     Cost of
                                                     Shares   Proceeds from
Fund/Portfolio                                      Acquired   Shares Sold
--------------                                      --------- -------------
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA......................... $ 154,270   $  12,791
 Main Street Growth & Income Fund/VA...............   148,284      13,880
Variable Insurance Products Fund:
 Equity-Income Portfolio........................... 2,200,418   1,740,360
 Growth Portfolio.................................. 4,640,572   4,413,777
 Overseas Portfolio................................   645,977     593,792
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio...........................   183,332      14,374
 Growth Portfolio..................................   390,220      24,306
Variable Insurance Products Fund II:
 Asset Manager Portfolio...........................   691,578     797,999
 Contrafund Portfolio.............................. 2,014,416   1,522,288
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio..............................   128,774      11,708
Variable Insurance Products Fund III:
 Growth & Income Portfolio.........................   504,255     334,883
 Growth Opportunities Portfolio....................   205,021     134,286
Variable Insurance Products Fund III -- Service
 Class 2:
 Mid Cap Portfolio.................................    64,278       6,993
 Growth & Income Portfolio.........................   102,798       7,901
Federated Insurance Series:
 American Leaders Fund II..........................   327,754     180,476
 High Income Bond Fund II..........................   251,634      88,046
 Utility Fund II...................................   174,063      57,556
 International Small Company Fund II...............       452         150
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II..........................    30,498       1,739
Alger American Fund:
 Small Capitalization Portfolio....................   960,371     647,414
 LargeCap Growth Portfolio......................... 3,278,279   1,963,123
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio...................   830,097     513,531
 PBHG Growth II Portfolio..........................   705,647     434,362
Janus Aspen:
 Aggressive Growth Portfolio....................... 3,728,355   3,536,069
 Growth Portfolio.................................. 1,983,756   1,635,408
 Worldwide Growth Portfolio........................ 1,939,187   1,590,426
 Balanced Portfolio................................ 1,855,742     593,723
 Flexible Income Portfolio.........................   339,879     181,333
 International Growth Portfolio.................... 2,261,448   1,708,647
 Capital Appreciation Portfolio.................... 1,457,866   1,239,382
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio....................   142,114     123,859
 Global Technology Portfolio.......................   132,756      73,766

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              September 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- continued

                                                      Cost of
                                                       Shares  Proceeds from
Fund/Portfolio                                        Acquired  Shares Sold
--------------                                        -------- -------------
 Aggressive Growth Portfolio......................... $129,152    $11,602
 Growth Portfolio....................................  129,061     10,657
 Capital Appreciation Portfolio......................   95,379      8,949
 Worldwide Growth Portfolio..........................  151,595     12,242
 International Growth Portfolio......................  116,417      5,402
 Balanced Portfolio..................................  473,964     38,240
Goldman Sachs Variable Insurance Trust:
 Growth & Income Fund................................   29,595     22,301
 Mid Cap Value Fund..................................  937,441    343,441
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.................................  221,410     66,134
 Investors Fund......................................  612,798    148,618
 Total Return Fund...................................   42,078      3,729
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc...   26,868      3,739
 Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio..........................................    3,673        363
MFS Variable Insurance Trust:
 MFS New Discovery Series............................   39,991      2,435
 MFS Investors Growth Stock Series...................   32,213      2,623
 MFS Investors Trust Series..........................   64,430      2,667
 MFS Utility Series..................................  189,004     16,563
Rydex Variable Trust:
 OTC Fund............................................   22,150      3,054
Alliance Variable Products Series Fund, Inc.:
 Premier Growth Portfolio............................  307,628     16,858
 Growth & Income Portfolio...........................  116,484      7,703
 Quasar Portfolio....................................   22,992      2,944
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund..................   74,821      8,335
 AIM V.I. Growth Fund................................   89,878      9,802
 AIM V.I. Value Fund.................................  138,839     11,493
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..............................    7,526      1,122
 Long-Term U.S. Government Bond Portfolio............   57,884      5,888
 High Yield Bond Portfolio...........................   39,237      4,370
 Total Return Bond Portfolio.........................   69,318      3,711

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the nine months or lesser period ended September 30, 2001 is as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                         S&P 500               Total   International  Real Estate
                          Index   Money Market Return     Equity      Securities
                          Fund        Fund      Fund       Fund          Fund
                         -------  ------------ ------  ------------- -------------
Type I Units:
Units outstanding at
 December 31, 2000...... 82,706     153,318    94,648      7,317        18,782
                         ------     -------    ------      -----        ------
From capital
 transactions:
  Net premiums.......... 11,504      71,052     2,682      1,417         2,218
  Loan Interest.........     17         (73)      (31)         6            (1)
  Tranfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits....    --          --       (348)       --            --
      Surrenders........ (2,784)     (1,004)   (1,543)       127        (1,074)
      Loans.............   (907)        117      (861)      (162)          (48)
      Cost of insurance
       and
       administrative
       expenses......... (5,473)     (7,486)   (6,737)      (361)       (1,448)
  Interfund transfers...  1,955     (68,064)      583       (146)        1,036
                         ------     -------    ------      -----        ------
Net increase (decrease)
 in units from capital
 transactions...........  4,312      (5,458)   (6,255)       881           683
                         ------     -------    ------      -----        ------
Units outstanding at
 September 30, 2001..... 87,018     147,860    88,393      8,198        19,465
                         ======     =======    ======      =====        ======

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                U.S.         Premier
                         Income   Value Equity Income     Equity     Growth Equity
                          Fund        Fund      Fund       Fund          Fund
                         -------  ------------ ------  ------------- -------------
Type I Units:
Units outstanding at
 December 31, 2000......  4,744       9,256    35,829      2,844        13,608
                         ------     -------    ------      -----        ------
From capital
 transactions:
  Net premiums..........    149       3,431     1,899      2,390         2,980
  Loan Interest.........    --           (3)      (21)       --              5
  Tranfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits....    --          --        --         --            --
      Surrenders........    --          (72)   (1,273)       --            (77)
      Loans.............    --          (67)   (3,066)       --           (436)
      Cost of insurance
       and
       administrative
       expenses.........   (193)       (620)   (2,262)      (279)       (1,407)
  Interfund transfers...    --        2,926     2,357        834           936
                         ------     -------    ------      -----        ------
Net increase (decrease)
 in units from capital
 transactions...........    (44)      5,595    (2,366)     2,945         2,001
                         ------     -------    ------      -----        ------
Units outstanding at
 September 30, 2001.....  4,700      14,851    33,463      5,789        15,609
                         ======     =======    ======      =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                  Oppenheimer Variable Account Funds
                          ----------------------------------------------------
                                     Capital    Aggressive  High     Multiple
                           Bond    Appreciation   Growth   Income   Strategies
                          Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                          -------  ------------ ---------- -------  ----------
Type I Units:
Units outstanding at
 December 31, 2000....... 18,720      57,754      76,644   50,481     23,162
                          ------      ------      ------   ------     ------
From capital
 transactions:
  Net premiums...........  2,478       4,004       5,844    4,362      1,889
  Loan Interest..........    --          (30)         28      (11)        (1)
  Tranfers (to) from the
   general account of GE
   Life &
   Annuity:
      Death benefits.....    --          --           (8)     --         --
      Surrenders.........   (695)       (705)     (2,652)  (1,116)      (805)
      Loans..............    (47)       (397)     (1,063)    (518)      (169)
      Cost of insurance
       and administrative
       expenses.......... (1,214)     (2,335)     (3,660)  (2,968)    (1,194)
  Interfund transfers....  1,427          76      (6,394)   1,726      1,690
                          ------      ------      ------   ------     ------
Net increase (decrease)
 in units from capital
 transactions............  1,949         613      (7,905)   1,475      1,410
                          ------      ------      ------   ------     ------
Units outstanding at
 September 30, 2001...... 20,669      58,367      68,739   51,956     24,572
                          ======      ======      ======   ======     ======

                             Variable Insurance Products   Variable Insurance
                                        Fund                Products Fund II
                            ----------------------------- --------------------
                             Equity-                        Asset
                             Income    Growth   Overseas   Manager  Contrafund
                            Portfolio Portfolio Portfolio Portfolio Portfolio
                            --------- --------- --------- --------- ----------
Type I Units:
Units outstanding at
 December 31, 2000.........  131,225   111,512   66,332    140,135   107,300
                             -------   -------   ------    -------   -------
From capital transactions:
  Net premiums.............   12,068     9,244      488      9,014    12,721
  Loan Interest............      (49)      (79)      (2)       (59)      (95)
  Tranfers (to) from the
   general account of GE
   Life &
   Annuity:
      Death benefits.......      (32)       (8)     --         (16)      --
      Surrenders...........   (3,523)   (4,815)    (103)    (5,993)   (3,991)
      Loans................     (611)     (766)     (24)      (102)     (702)
      Cost of insurance and
       administrative
       expenses............   (6,934)   (5,498)    (235)    (6,111)   (6,344)
  Interfund transfers......    3,496      (577)     (99)    (1,085)    3,075
                             -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions..............    4,415    (2,499)      25     (4,352)    4,664
                             -------   -------   ------    -------   -------
Units outstanding at
 September 30, 2001........  135,640   109,013   66,357    135,783   111,964
                             =======   =======   ======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance
                               Products Fund III     Federated Insurance Series
                            ----------------------- ----------------------------
                            Growth &     Growth     American    High
                             Income   Opportunities Leaders  Income Bond Utility
                            Portfolio   Portfolio   Fund II    Fund II   Fund II
                            --------- ------------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 2000........   18,023       9,366      17,219    12,794    11,890
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    5,736       3,793       2,100     1,602     2,355
  Loan Interest...........       (2)         (8)          3        (8)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........      (10)     (1,244)       (235)     (356)       71
      Loans...............       30          (8)       (184)     (552)     (129)
      Cost of insurance
       and administrative
       expenses...........   (2,233)       (684)     (1,043)     (961)     (725)
  Interfund transfers.....    1,696        (146)      1,567     3,127      (130)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............    5,217       1,703       2,208     2,852     1,442
                             ------      ------      ------    ------    ------
Units outstanding at
 September 30, 2001.......   23,240      11,069      19,427    15,646    13,332
                             ======      ======      ======    ======    ======

                                                              PBHG Insurance
                                    Alger American Fund     Series Fund, Inc.
                                  ------------------------ --------------------
                                      Small                PBHG Large   PBHG
                                  Capitalization  Growth   Cap Growth Growth II
                                    Portfolio    Portfolio Portfolio  Portfolio
                                  -------------- --------- ---------- ---------
Type I Units:
Units outstanding at December
 31, 2000.......................      88,077      81,378     16,655    15,864
                                      ------      ------     ------    ------
From capital transactions:
  Net premiums..................       9,779       6,661        679     1,068
  Loan Interest.................         (48)        (18)       (12)        8
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............         --          --         --        --
      Surrenders................      (1,563)     (1,130)       --       (122)
      Loans.....................        (712)        (68)       (22)      (85)
      Cost of insurance and
       administrative expenses..      (4,046)     (3,745)      (498)     (564)
  Interfund transfers...........       4,948      12,807      2,566     6,312
                                      ------      ------     ------    ------
Net increase (decrease) in units
 from capital transactions......       8,358      14,507      2,713     6,617
                                      ------      ------     ------    ------
Units outstanding at September
 30, 2001.......................      96,435      95,885     19,368    22,481
                                      ======      ======     ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type I Units:
Units outstanding at
 December 31, 2000..........  124,550    130,947   188,993   70,273     6,189
                              -------    -------   -------   ------     -----
From capital transactions:
  Net premiums..............   13,362     15,029    30,802   10,634     1,637
  Loan Interest.............       64        (82)      (72)     (10)        9
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      (24)       (51)      (83)     --        --
      Surrenders............   (6,336)    (5,256)   (8,959)  (1,285)       (4)
      Loans.................     (421)      (826)   (2,657)    (437)        2
      Cost of insurance and
       administrative
       expenses.............   (7,268)    (6,116)  (16,291)  (3,649)     (538)
  Interfund transfers.......   (8,362)     1,491    (3,075)  10,030       315
                              -------    -------   -------   ------     -----
Net increase (decrease) in
 units from capital
 transactions...............   (8,985)     4,189      (335)  15,283     1,421
                              -------    -------   -------   ------     -----
Units outstanding at
 September 30, 2001.........  115,565    135,136   188,658   85,556     7,610
                              =======    =======   =======   ======     =====

                                                          Janus Aspen Series --
                                   Janus Aspen Series         Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 2000....................     42,207        24,520       4,262      7,801
                                  ------        ------       -----      -----
From capital transactions:
  Net premiums...............      6,477         3,044         938         90
  Loan Interest..............        (38)           (8)        --         --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --         --
      Surrenders.............     (1,062)          (63)        --         --
      Loans..................       (774)          --          --         --
      Cost of insurance and
       administrative
       expenses..............     (2,834)       (2,200)        (94)      (206)
  Interfund transfers........      2,252        (1,575)        962      1,391
                                  ------        ------       -----      -----
Net increase (decrease) in
 units from capital
 transactions................      4,021          (802)      1,806      1,275
                                  ------        ------       -----      -----
Units outstanding at
 September 30, 2001..........     46,228        23,718       6,068      9,076
                                  ======        ======       =====      =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust              Series Fund Inc.
                                   ------------------  --------------------------
                                   Growth and Mid Cap                      Total
                                     Income    Value   Strategic Investors Return
                                      Fund     Fund    Bond Fund   Fund     Fund
                                   ---------- -------  --------- --------- ------
Type I Units:
Units outstanding at December 31,
 2000............................      36     13,153       100    10,216    399
                                      ---     ------     -----    ------    ---
From capital transactions:
  Net premiums...................     824      4,328       765       258    384
  Loan Interest..................       4         (1)      --         (4)   --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............     --         --        --        --     --
      Surrenders.................     --         --        --        --     --
      Loans......................     --         (21)      --        (25)   --
      Cost of insurance and
       administrative expenses...     (17)      (491)      (79)     (340)   (89)
  Interfund transfers............      (6)     7,780     2,340    11,400    164
                                      ---     ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     805     11,595     3,026    11,289    459
                                      ---     ------     -----    ------    ---
Units outstanding at September
 30, 2001........................     841     24,748     3,126    21,505    858
                                      ===     ======     =====    ======    ===

                                            GE Investments Funds, Inc.
                                       ----------------------------------------
                                       S&P 500   Money    Total   International
                                        Index    Market   Return     Equity
                                        Fund      Fund     Fund       Fund
                                       -------  --------  ------  -------------
Type II Units
Units outstanding at December 31,
 2000.................................  98,018   244,069  11,404     14,664
                                       -------  --------  ------     ------
From capital transactions:
  Net premiums........................  42,889   343,796   6,511      6,926
  Loan Interest.......................     (36)       93      (5)        (2)
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits..................     (61)      --      --         --
      Surrenders......................  (3,154)   (8,307)    (60)       (29)
      Loans...........................  (1,071)   (9,043)   (569)       --
      Cost of insurance and
       administrative expenses........ (12,487)  (29,164) (1,287)    (1,352)
  Interfund transfers.................  13,846  (237,489)    (38)     1,867
                                       -------  --------  ------     ------
Net increase (decrease) in units from
 capital transactions.................  39,926    59,886   4,552      7,410
                                       -------  --------  ------     ------
Units outstanding at September 30,
 2001................................. 137,944   303,955  15,956     22,074
                                       =======  ========  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                  GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Real Estate                 Mid-Cap
                            Securities  Global Income Value Equity
                               Fund         Fund          Fund     Income Fund
                            ----------- ------------- ------------ ------------
Type II Units
Units outstanding at
 December 31, 2000.........    16,662       5,120        35,633       11,345
                              -------      ------        ------       ------
From capital transactions:
  Net premiums.............     4,201       3,959        15,171       14,879
  Loan Interest............        (1)        --             45          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......      (167)        --           (575)         --
      Surrenders...........       --          --           (130)        (408)
      Loans................       --          (16)         (358)      (2,592)
      Cost of insurance and
       administrative
       expenses............    (1,536)       (779)       (4,045)      (1,543)
  Interfund transfers......     3,725         218        14,137        4,709
                              -------      ------        ------       ------
Net increase (decrease) in
 units from capital trans-
 actions...................     6,222       3,382        24,245       15,045
                              -------      ------        ------       ------
Units outstanding at Sep-
 tember 30, 2001...........    22,884       8,502        59,878       26,390
                              =======      ======        ======       ======
                                  GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                                           Premier                  Small-Cap
                            U.S. Equity Growth Equity Value Equity Value Equity
                               Fund         Fund          Fund         Fund
                            ----------- ------------- ------------ ------------
Type II Units
Units outstanding at
 December 31, 2000.........    79,418      42,013           --           --
                              -------      ------        ------       ------
From capital transactions:
  Net premiums.............    17,674      29,097         2,746        6,303
  Loan Interest............      (277)        (28)          --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       (35)        --            --           --
      Surrenders...........      (466)       (364)          --           --
      Loans................      (769)     (1,745)          --            13
      Cost of insurance and
       administrative
       expenses............    (6,183)     (8,370)         (309)        (360)
  Interfund transfers......    10,813       9,695         1,176          873
                              -------      ------        ------       ------
Net increase (decrease) in
 units from capital
 transactions..............    20,757      28,285         3,613        6,829
                              -------      ------        ------       ------
Units outstanding at
 September 30, 2001........   100,175      70,298         3,613        6,829
                              =======      ======        ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                      Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------
                                               Capital          Aggressive   High     Multiple
                            Bond             Appreciation         Growth    Income   Strategies
                           Fund/VA             Fund/VA           Fund/VA    Fund/VA   Fund/VA
                         --------------    ----------------     ---------- --------- ----------
Type II Units
Units outstanding at
 December 31, 2000......           11,104              19,702     15,362    31,594      12,564
                           --------------      --------------     ------    ------    --------
From capital
 transactions:
  Net premiums..........            3,369               7,199      7,609     4,621       2,897
  Loan Interest.........              (14)                 (7)       (15)       (5)        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....              --                 (163)       --        --          --
      Surrenders........              (89)               (265)      (234)      (23)     (4,039)
      Loans.............              --                 (486)      (682)     (176)        --
      Cost of insurance
       and
       administrative
       expenses.........           (1,566)             (2,289)    (1,738)   (1,365)     (1,328)
  Interfund transfers...            7,896               3,676     (1,552)      350       1,898
                           --------------      --------------     ------    ------    --------
Net increase (decrease)
 in units from capital
 transactions...........            9,596               7,665      3,388     3,402        (572)
                           --------------      --------------     ------    ------    --------
Units outstanding at
 September 30, 2001.....           20,700              27,367     18,750    34,996      11,992
                           ==============      ==============     ======    ======    ========
                         Oppenheimer Variable Account                 Variable Insurance
                           Funds -- Class 2 Shares                       Products Fund
                         ----------------------------------     -------------------------------
                           Global            Main Street         Equity-
                         Securities        Growth & Income        Income    Growth    Overseas
                           Fund/VA             Fund/VA          Portfolio  Portfolio Portfolio
                         --------------    ----------------     ---------- --------- ----------

Type II Units
Units outstanding at
 December 31, 2000......              --                  --      21,575    27,295       5,931
                           --------------      --------------     ------    ------    --------
From capital
 transactions:
  Net premiums..........           11,072              11,983      5,448     9,798       3,019
  Loan Interest.........              --                  --         (58)      (16)        (15)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....              --                  --         --        --          --
      Surrenders........               (9)                --         --       (199)        (22)
      Loans.............              --                  --      (1,226)     (467)       (566)
      Cost of insurance
       and
       administrative
       expenses.........             (916)             (1,239)    (1,999)   (3,471)       (632)
  Interfund transfers...            5,974               5,388      3,749       622         265
                           --------------      --------------     ------    ------    --------
Net increase (decrease)
 in units from capital
 transactions...........           16,121              16,132      5,914     6,267       2,049
                           --------------      --------------     ------    ------    --------
Units outstanding at
 September 30, 2001.....           16,121              16,132     27,489    33,562       7,980
                           ==============      ==============     ======    ======    ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                         Variable Insurance                       Variable Insurance
                           Product Fund --    Variable Insurance  Product Fund II --
                           Service Class 2     Products Fund II    Service Class 2
                         ------------------- -------------------- ------------------
                          Equity-              Asset
                          Income    Growth    Manager  Contrafund     Contrafund
                         Portfolio Portfolio Portfolio Portfolio      Portfolio
                         --------- --------- --------- ---------- ------------------

Type II Units
Units outstanding at
 December 31, 2000......   7,001     95,544    7,001     95,544               4
                          ------    -------    -----    -------        --------
From capital
 transactions:
  Net premiums..........   3,758    (68,971)   2,532     19,292          12,116
  Loan Interest.........     --         --       --          (8)            --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --         --       --        (458)            --
      Surrenders........     --         --      (130)    (1,020)            --
      Loans.............     --        (290)     --        (840)            --
      Cost of insurance
       and
       administrative
       expenses.........    (840)    (2,439)    (867)    (7,507)         (1,369)
                          ------    -------    -----    -------        --------
      Interfund
       transfers........   7,093     24,170     (185)     3,604           3,591
                          ------    -------    -----    -------        --------
Net increase (decrease)
 in units from capital
 transactions...........  10,011    (47,530)   1,350     13,063          14,338
                          ------    -------    -----    -------        --------
Units outstanding at
 September 30, 2001.....  17,012     48,014    8,351    108,607          14,342
                          ======    =======    =====    =======        ========

                                                            Variable Insurance
                                      Variable Insurance    Product Fund III --
                                       Products Fund III      Service Class 2
                                    ----------------------- -------------------
                                    Growth &     Growth               Growth &
                                     Income   Opportunities  Mid Cap   Income
                                    Portfolio   Portfolio   Portfolio Portfolio
                                    --------- ------------- --------- ---------
Type II Units
Units outstanding at December 31,
 2000..............................  59,196      20,715           3       --
                                     ------      ------       -----    ------
From capital transactions:
  Net premiums.....................  18,582       8,335       4,218     8,524
  Loan Interest....................      (4)         (8)        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits...............    (948)       (268)        --        --
      Surrenders...................  (2,788)        --          --        --
      Loans........................  (1,638)       (202)        --        --
      Cost of insurance and
       administrative expenses.....  (7,604)     (3,023)       (511)     (709)
  Interfund transfers..............     580        (893)      2,432     2,982
                                     ------      ------       -----    ------
Net increase (decrease) in units
 from capital transactions.........   6,180       3,941       6,139    10,797
                                     ------      ------       -----    ------
Units outstanding at September 30,
 2001..............................  65,376      24,656       6,142    10,797
                                     ======      ======       =====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                             Federated Insurance Series
                                     -------------------------------------------
                                     American High Income          International
                                     Leaders     Bond     Utility  Small Company
                                     Fund II    Fund II   Fund II     Fund II
                                     -------- ----------- -------  -------------
Type II Units
Units outstanding at December 31,
 2000...............................  21,241    11,267    12,269        --
                                      ------    ------    ------        ---
From capital transactions:
  Net premiums......................   6,584     5,016     4,206         63
  Loan Interest.....................      (6)      --         32        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits................     --        --        --         --
      Surrenders....................  (3,213)     (381)       (7)       --
      Loans.........................  (1,422)      --     (1,021)       --
      Cost of insurance and
       administrative expenses......  (2,031)   (1,399)     (917)       (21)
  Interfund transfers...............   5,199     2,002     2,380          5
                                      ------    ------    ------        ---
Net increase (decrease) in units
 from capital transactions..........   5,111     5,238     4,673         47
                                      ------    ------    ------        ---
Units outstanding at September 30,
 2001...............................  26,352    16,505    16,942         47
                                      ======    ======    ======        ===

                             Federated
                         Insurance Series--                          PBHG Insurance Series
                            Service Class     Alger American Fund          Fund, Inc.
                         ------------------ ------------------------ ------------------------
                                High            Small                PBHG Large       PBHG
                             Income Bond    Capitalization  Growth   Cap Growth    Growth II
                              Fund II         Portfolio    Portfolio  Portfolio    Portfolio
                         ------------------ -------------- --------- -----------   ----------
Type II Units
Units outstanding at
 December 31, 2000......         --             47,871      111,785        15,978       35,472
                               -----            ------      -------    ----------   ----------
From capital
 transactions:
  Net premiums..........       1,292            24,720       25,273        10,335       12,127
  Loan Interest.........         --                 (4)         (15)           (8)         --
  Tranfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits....         --                --           --            --          (915)
      Surrenders........         --             (1,705)      (3,477)         (253)         --
      Loans.............         --               (478)      (1,349)         (596)         (90)
      Cost of insurance
       and
       administrative
       expenses.........        (154)           (6,654)     (10,692)       (3,466)      (3,790)
  Interfund transfers...       1,905             2,829        6,554         4,248        1,411
                               -----            ------      -------    ----------   ----------
Net increase (decrease)
 in units from capital
 transactions...........       3,043            18,708       16,294        10,260        8,743
                               -----            ------      -------    ----------   ----------
Units outstanding at
 September 30, 2001.....       3,043            66,579      128,079        26,238       44,215
                               =====            ======      =======    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                                  Janus Aspen Series
                                       ----------------------------------------
                                       Aggressive           Worldwide
                                         Growth    Growth    Growth   Balanced
                                       Portfolio  Portfolio Portfolio Portfolio
                                       ---------- --------- --------- ---------
Type II Units
Units outstanding at December 31,
 2000................................    92,280    128,552   132,527   111,935
                                        -------    -------   -------   -------
From capital transactions:
  Net premiums.......................    30,321     27,623    31,026    40,222
  Loan Interest......................       (16)       (22)      (14)      (79)
  Transfers (to) from the general
   account of GE Life &
   Annuity:
      Death benefits.................       --        (445)      (72)      (31)
      Surrenders.....................      (270)      (289)   (3,130)     (448)
      Loans..........................    (1,998)    (1,453)   (1,019)   (2,840)
      Cost of insurance and
       administrative expenses.......    (9,195)   (10,688)  (11,195)  (10,430)
  Interfund transfers................    (5,096)    (6,423)   (3,612)   10,146
                                        -------    -------   -------   -------
Net increase (decrease) in units from
 capital transactions................    13,746      8,303    11,984    36,540
                                        -------    -------   -------   -------
Units outstanding at September 30,
 2001................................   106,026    136,855   144,511   148,475
                                        =======    =======   =======   =======

                                              Janus Aspen Series (continued)
                                           ------------------------------------
                                           Flexible  International   Capital
                                            Income      Growth     Appreciation
                                           Portfolio   Portfolio    Portfolio
                                           --------- ------------- ------------
Type II Units
Units outstanding at December 31, 2000....  15,374      74,064       111,124
                                            ------      ------       -------
From capital transactions:
  Net premiums............................   8,828      22,013        27,029
  Loan Interest...........................     --          (85)          (42)
  Transfers (to) from the general account
   of GE Life & Annuity:
      Death benefits......................     --          (97)         (384)
      Surrenders..........................  (1,359)        (40)       (2,225)
      Loans...............................  (1,211)     (2,263)         (939)
      Cost of insurance and administrative
       expenses...........................  (1,547)     (7,045)       (8,715)
  Interfund transfers.....................   4,216       7,900        (6,632)
                                            ------      ------       -------
Net increase (decrease) in units from
 capital transactions.....................   8,927      20,383         8,092
                                            ------      ------       -------
Units outstanding at September 30, 2001...  24,301      94,447       119,216
                                            ======      ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Type II Units
Units outstanding at December 31,
 2000..............................   12,941      12,094        --        --
                                      ------      ------     ------    ------
From capital transactions:
  Net premiums.....................    7,340      14,392     19,801     8,683
  Loan Interest....................       (1)        --         --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits...............      --          --         --        --
      Surrenders...................   (6,867)       (502)       (10)      --
      Loans........................     (655)      1,259        --        --
      Cost of insurance and
       administrative expenses.....     (968)     (1,739)    (2,087)   (1,180)
  Interfund transfers..............    1,840      (3,380)     5,762     8,793
                                      ------      ------     ------    ------
Net increase (decrease) in units
 from capital transactions.........      689      10,030     23,466    16,296
                                      ------      ------     ------    ------
Units outstanding at September 30,
 2001..............................   13,630      22,124     23,466    16,296
                                      ======      ======     ======    ======

                                     Janus Aspen Series -- Service Shares
                                                 (continued)
                                ----------------------------------------------
                                  Capital    Worldwide International
                                Appreciation  Growth      Growth     Balanced
                                 Portfolio   Portfolio   Portfolio   Portfolio
                                ------------ --------- ------------- ---------
Type II Units
Units outstanding at December
 31, 2000......................       --         --          --          --
                                   ------     ------      ------      ------
From capital transactions:
  Net premiums.................     9,881     12,111       4,809      35,477
  Loan Interest................       --         --          --          --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits...........       --         --          --          --
      Surrenders...............       --          (6)        --          --
      Loans....................       --         --          --          --
      Cost of insurance and
       administrative
       expenses................      (840)    (1,421)       (676)     (2,303)
  Interfund transfers..........     3,240      8,614      11,153      13,165
                                   ------     ------      ------      ------
Net increase (decrease) in
 units from capital
 transactions..................    12,281     19,298      15,286      46,339
                                   ------     ------      ------      ------
Units outstanding at September
 30, 2001......................    12,281     19,298      15,286      46,339
                                   ======     ======      ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund, Inc.
                         --------------------------   --------------------------
                                         Mid Cap                          Total
                          Growth and      Value       Strategic Investors Return
                         Income Fund      Fund        Bond Fund   Fund     Fund
                         ------------   -----------   --------- --------- ------
Type II Units
Units outstanding at
 December 31, 2000......        13,112       33,662     8,986    14,064     228
                           -----------  -----------    ------    ------   -----
From capital
 transactions:
  Net premiums..........         2,570        9,701     7,899     4,597   3,054
  Loan Interest.........           --            (6)       (6)       (2)    --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....           --           --        --        --      --
      Surrenders........          (140)         (39)      --        (34)    --
      Loans.............           --          (851)      --        --      --
      Cost of insurance
       and
       administrative
       expenses.........        (2,048)      (3,636)   (1,173)   (1,531)   (228)
  Interfund transfers...          (147)      36,343     4,203    15,225     185
                           -----------  -----------    ------    ------   -----
Net increase (decrease)
 in units from capital
 transactions...........           235       41,512    10,923    18,255   3,011
                           -----------  -----------    ------    ------   -----
Units outstanding at
 September 30, 2001.....        13,347       75,174    19,909    32,319   3,239
                           ===========  ===========    ======    ======   =====

                                                       Dreyfus
                                       ----------------------------------------
                                       The Dreyfus Socially Dreyfus Investment
                                           Responsible      Portfolios-Emerging
                                        Growth Fund, Inc.    Markets Portfolio
                                       -------------------- -------------------
Type II Units
Units outstanding at December 31,
 2000.................................            4                 --
                                              -----                 ---
From capital transactions:
  Net premiums........................        3,251                 392
  Loan Interest.......................          --                  --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits..................          --                  --
      Surrenders......................          --                  --
      Loans...........................          --                  --
      Cost of insurance and
       administrative expenses........         (348)                (42)
  Interfund transfers.................          233                  41
                                              -----                 ---
Net increase (decrease) in units from
 capital transactions.................        3,136                 391
                                              -----                 ---
Units outstanding at September 30,
 2001.................................        3,140                 391
                                              =====                 ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                         MFS Variable Insurance Trust
                               -------------------------------------------------
                                MFS New  MFS Investors
                               Discovery Growth Stock  MFS Investors MFS Utility
                                Series      Series     Trust Series    Series
                               --------- ------------- ------------- -----------
Type II Units
Units outstanding at December
 31, 2000....................        4         --            --           --
                                 -----      ------        ------       ------
From capital transactions:
  Net premiums...............    2,575       3,580         5,166       12,272
  Loan Interest..............      --          --            --           --
  Tranfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........      --          --            --           --
      Surrenders.............      --          --            --           --
      Loans..................      --          --            --            17
      Cost of insurance and
       administrative
       expenses..............     (299)       (357)         (307)      (1,480)
  Interfund transfers........    2,685       1,405         2,490        8,164
                                 -----      ------        ------       ------
Net increase (decrease) in
 units from capital
 transactions................    4,961       4,628         7,349       18,973
                                 -----      ------        ------       ------
Units outstanding at
 September 30, 2001..........    4,965       4,628         7,349       18,973
                                 =====      ======        ======       ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                          Growth and      Premier
                                            Income        Growth       Quasar
                               OTC Fund    Portfolio     Portfolio    Portfolio
                               --------- ------------- ------------- -----------
Type II Units
Units outstanding at December
 31, 2000....................        3           4           --           --
                                 -----      ------        ------       ------
From capital transactions:
  Net premiums...............    3,158      16,652         7,237        1,600
  Loan Interest..............      --          --            --           --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........      --          --            --           --
      Surrenders.............      --          --            --           --
      Loans..................      --          --           (289)         --
      Cost of insurance and
       administrative
       expenses..............     (458)     (1,324)         (684)        (294)
  Interfund transfers........    1,560      12,521         7,704        1,255
                                 -----      ------        ------       ------
Net increase (decrease) in
 units from capital
 transactions................    4,260      27,849        13,968        2,561
                                 -----      ------        ------       ------
Units outstanding at
 September 30, 2001..........    4,263      27,853        13,968        2,561
                                 =====      ======        ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                               AIM Variable Insurance Funds
                                           -------------------------------------
                                                             AIM V. I. AIM V. I.
                                           AIM V. I. Capital  Growth     Value
                                           Appreciation Fund   Fund      Fund
                                           ----------------- --------- ---------
Type II Units
Units outstanding at December 31, 2000...            4           --        --
                                                ------        ------    ------
From capital transactions:
  Net premiums...........................        7,651         8,867    12,102
  Loan Interest..........................          --            --        --
  Transfers (to) from the general account
   of GE Life & Annuity:
      Death benefits.....................          --            --        --
      Surrenders.........................          --            --        --
      Loans..............................          --             26       --
      Cost of insurance and
       administrative expenses...........       (1,198)       (1,640)   (1,287)
  Interfund transfers....................        3,806         6,924     4,684
                                                ------        ------    ------
Net increase (decrease) in units from
 capital transactions....................       10,259        14,177    15,499
                                                ------        ------    ------
Units outstanding at September 30, 2001..       10,263        14,177    15,499
                                                ======        ======    ======

                                       PIMCO Variable Insurance Trust
                             --------------------------------------------------
                                          Long-Term U.S.    High       Total
                             Foreign Bond   Government   Yield Bond Return Bond
                              Portfolio     Portfolio       Fund       Fund
                             ------------ -------------- ---------- -----------
Type II Units
Units outstanding at
 December 31, 2000..........       4            --           --          --
                                 ---          -----        -----       -----
From capital transactions:
  Net premiums..............     561          2,455        2,755       3,851
  Loan Interest.............     --             --           --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     --             --           --          --
      Surrenders............     --             --           --          --
      Loans.................     --             --           --          --
      Cost of insurance and
       administrative
       expenses.............     (72)          (396)        (341)       (248)
  Interfund transfers.......     103          2,755        1,054       2,749
                                 ---          -----        -----       -----
Net increase (decrease) in
 units from capital
 transactions...............     592          4,814        3,468       6,352
                                 ---          -----        -----       -----
Units outstanding at
 September 30, 2001.........     596          4,814        3,468       6,352
                                 ===          =====        =====       =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States Of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit calculation equal to an effective annual rate of 0.70% of the net assets of the account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity.

  GE Investments Funds, Inc. (the Fund) is an openend diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds and 0.80% for the Small-Cap Value Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
  Statements of Assets and Liabilities.....................................  F-2
  Statements of Operations................................................. F-13
  Statements of Changes in Net Assets...................................... F-26
Notes to Financial Statements.............................................. F-37

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account II
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III--Service Class 2--Mid Cap Portfolio; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences and Global Technology Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc.; the MFS Variable Insurance Trust--MFS New Discovery Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.-- Premier Growth Portfolio; and the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation Fund) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account II for each of the years or lesser periods in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2000 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 2000

                                         GE Investments Funds, Inc.
                          ---------------------------------------------------------
                                        Money     Total   International Real Estate
                            S&P 500    Market    Return      Equity     Securities
                          Index Fund    Fund      Fund        Fund         Fund
Assets                    ----------- --------- --------- ------------- -----------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (415,040 shares;
  cost -- $10,267,653)..  $10,255,648       --        --         --           --
 Money Market Fund
  (7,279,725 shares;
  cost -- $7,279,725)...          --  7,279,725       --         --           --
 Total Return Fund
  (285,949 shares;
  cost -- $4,363,921)...          --        --  4,435,064        --           --
 International Equity
  Fund (34,378 shares;
  cost -- $431,424).....          --        --        --     364,747          --
 Real Estate Securities
  Fund (51,134 shares;
  cost -- $651,999).....          --        --        --         --       706,677
Receivable from
 affiliate..............          235     5,534       --           4          --
Receivable for units
 sold...................          --    174,275     1,422      1,444          939
                          ----------- --------- ---------    -------      -------
 Total assets...........   10,255,883 7,459,534 4,436,486    366,195      707,616
                          ----------- --------- ---------    -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        3,830    20,437    19,228      1,287        1,418
Payable for units
 withdrawn..............        6,806       --        224         21          167
                          ----------- --------- ---------    -------      -------
 Total liabilities......       10,636    20,437    19,452      1,308        1,585
                          ----------- --------- ---------    -------      -------
Net assets attributable
 to variable life
 policyholders..........  $10,245,247 7,439,097 4,417,034    364,887      706,031
                          =========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............       82,706   153,318    94,648      7,317       18,782
                          =========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $     56.69     18.72     41.65      16.60        19.92
                          =========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............       98,018   244,069    11,404     14,664       16,662
                          =========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $     56.69     18.72     41.65      16.60        19.92
                          =========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                       GE Investments Funds, Inc. (continued)
                                     ------------------------------------------
                                              Mid-Cap                   Premier
                                      Global   Value            U.S.    Growth
                                      Income  Equity  Income   Equity   Equity
                                       Fund    Fund    Fund     Fund     Fund
Assets                               -------- ------- ------- --------- -------
Investments in GE Investments
 Funds, Inc., at fair value (note
 2):
 Global Income Fund (10,956 shares;
  cost -- $107,377)................  $104,195     --      --        --      --
 Mid-Cap Value Equity Fund (48,241
  shares;
  cost -- $726,876)................       --  786,817     --        --      --
 Income Fund (45,789 shares;
  cost -- $553,566)................       --      --  549,010       --      --
 U.S. Equity Fund (29,029 shares;
  cost -- $1,096,284)..............       --      --      --  1,032,257     --
 Premier Growth Equity Fund (7,839
  shares; cost -- $668,220)........       --      --      --        --  616,810
Receivable from affiliate..........         3     --      --         11       3
Receivable for units sold..........       228     349     122     1,122   1,273
                                     -------- ------- ------- --------- -------
 Total assets......................   104,426 787,166 549,132 1,033,390 618,086
                                     -------- ------- ------- --------- -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)................       950   1,501   4,263       178     109
Payable for units withdrawn........       --      108     --        --       27
                                     -------- ------- ------- --------- -------
 Total liabilities.................       950   1,609   4,263       178     136
                                     -------- ------- ------- --------- -------
Net assets attributable to variable
 life policyholders................  $103,476 785,557 544,869 1,033,212 617,950
                                     ======== ======= ======= ========= =======
Outstanding units: Type I (note
 2)................................     4,744   9,256  35,829     2,844  13,608
                                     ======== ======= ======= ========= =======
Net asset value per unit: Type I...  $  10.49   17.50   11.55     12.56   11.11
                                     ======== ======= ======= ========= =======
Outstanding units: Type II (note
 2)................................     5,120  35,633  11,345    79,418  42,013
                                     ======== ======= ======= ========= =======
Net asset value per unit: Type II..  $  10.49   17.50   11.55     12.56   11.11
                                     ======== ======= ======= ========= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                     Oppenheimer Variable Account Funds
                            -----------------------------------------------------
                                       Capital    Aggressive   High     Multiple
                              Bond   Appreciation   Growth    Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
                            -------- ------------ ---------- --------- ----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (63,932
  shares; cost --
   $723,203)..............  $719,232        --          --         --        --
 Capital Appreciation
  Fund/VA (120,171 shares;
  cost -- $4,509,883)........    --   5,603,553         --         --        --
 Aggressive Growth Fund/VA
  (94,962 shares;
  cost -- $6,143,109).....       --         --    6,720,443        --        --
 High Income Fund/VA
  (300,023 shares;
  cost -- $3,080,841).....       --         --          --   2,781,214       --
 Multiple Strategies
  Fund/VA (79,318 shares;
  cost -- $1,274,760).....       --         --          --         --  1,312,718
Receivable for units
 sold.....................    13,208      2,053         --       1,084       --
                            --------  ---------   ---------  --------- ---------
 Total assets.............   732,440  5,605,606   6,720,443  2,782,298 1,312,718
                            --------  ---------   ---------  --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....     1,418      1,855       3,050      1,269     1,360
Payable for units
 withdrawn................        41        572       1,852        354       203
                            --------  ---------   ---------  --------- ---------
 Total liabilities........     1,459      2,427       4,902      1,623     1,563
                            --------  ---------   ---------  --------- ---------
Net assets attributable to
 variable life
 policyholders............  $730,981  5,603,179   6,715,541  2,780,675 1,311,155
                            ========  =========   =========  ========= =========
Outstanding units: Type I
 (note 2).................    18,720     57,754      76,644     50,481    23,162
                            ========  =========   =========  ========= =========
Net asset value per unit:
 Type I...................  $  24.51      72.34       72.99      33.88     36.70
                            ========  =========   =========  ========= =========
Outstanding units: Type II
 (note 2).................    11,104     19,702      15,362     31,594    12,564
                            ========  =========   =========  ========= =========
Net asset value per unit:
 Type II..................  $  24.51      72.34       72.99      33.88     36.70
                            ========  =========   =========  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                             Variable Insurance Products    Variable Insurance
                                         Fund                Products Fund II
                            ------------------------------ --------------------
                             Equity-                         Asset
                              Income    Growth   Overseas   Manager  Contrafund
                            Portfolio  Portfolio Portfolio Portfolio Portfolio
                            ---------- --------- --------- --------- ----------
Assets
Investments in Variable
 Insurance Products Fund,
 at fair value (note 2):
 Equity-Income Portfolio
  (303,815 shares;
  cost --  $6,920,748)....  $7,753,348       --        --        --        --
 Growth Portfolio (228,583
  shares;
  cost -- $9,700,849).....         --  9,977,646       --        --        --
 Overseas Portfolio
  (110,796 shares;
  cost -- $2,266,010).....         --        --  2,214,815       --        --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (281,714 shares;
  cost -- $4,534,235).....         --        --        --  4,507,420       --
 Contrafund Portfolio
  (261,720 shares;
  cost -- $6,337,595).....         --        --        --        --  6,213,221
Receivable from
 affiliate................         --        --        --        --         68
Receivable for units
 sold.....................         191       --        --         52     7,161
                            ---------- --------- --------- --------- ---------
 Total assets.............   7,753,539 9,977,646 2,214,815 4,507,472 6,220,450
                            ---------- --------- --------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       4,135     2,840     1,266     1,600     3,295
Payable for units
 withdrawn................       2,439    14,028       126       569       --
                            ---------- --------- --------- --------- ---------
 Total liabilities........       6,574    16,868     1,392     2,169     3,295
                            ---------- --------- --------- --------- ---------
Net assets attributable to
 variable life
 policyholders............  $7,746,965 9,960,778 2,213,423 4,505,303 6,217,155
                            ========== ========= ========= ========= =========
Outstanding units: Type I
 (note 2).................     131,225   111,512    66,332   140,135   107,300
                            ========== ========= ========= ========= =========
Net asset value per unit:
 Type I...................  $    50.70     71.76     30.63     30.62     30.65
                            ========== ========= ========= ========= =========
Outstanding units: Type II
 (note 2).................      21,575    27,295     5,931     7,001    95,544
                            ========== ========= ========= ========= =========
Net asset value per unit:
 Type II..................  $    50.70     71.76     30.63     30.62     30.65
                            ========== ========= ========= ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                          Variable Insurance                         Variable Insurance
                           Products Fund II    Variable Insurance    Products Fund III
                          -- Service Class 2    Products Fund III    -- Service Class 2
                          ------------------ ----------------------- ------------------
                                             Growth &     Growth
                              Contrafund      Income   Opportunities      Mid Cap
                              Portfolio      Portfolio   Portfolio       Portfolio
                          ------------------ --------- ------------- ------------------
Assets
Investments in Variable
 Insurance Products Fund
 II --  Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio (1
  share; cost -- $47)...        $  33              --         --             --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (83,983
  shares;
  cost -- $1,305,355)...          --         1,281,573        --             --
 Growth Opportunities
  Portfolio (22,124
  shares;
  cost -- $456,430).....          --               --     392,476            --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Mid Cap Portfolio (2
  shares; cost -- $47)..          --               --         --              34
Receivable from
 affiliate..............            1              --         --             --
Receivable for units
 sold...................          --               125        --             --
                                -----        ---------    -------           ----
 Total assets...........           34        1,281,698    392,476             34
                                -----        ---------    -------           ----
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          --             1,410      1,012            --
Payable for units
 withdrawn..............          --                 8        110            --
                                -----        ---------    -------           ----
 Total liabilities......          --             1,418      1,122            --
                                -----        ---------    -------           ----
Net assets attributable
 to variable life
 policyholders..........        $  34        1,280,280    391,354             34
                                =====        =========    =======           ====
Outstanding units: Type
 I (note 2).............          --            18,023      9,366            --
                                =====        =========    =======           ====
Net asset value per
 unit: Type I...........        $ --             16.58      13.01            --
                                =====        =========    =======           ====
Outstanding units: Type
 II (note 2)............            4           59,196     20,715              3
                                =====        =========    =======           ====
Net asset value per
 unit: Type II..........        $9.32            16.58      13.01           9.99
                                =====        =========    =======           ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                   Federated Insurance Series
                                                  ----------------------------
                                                  American    High
                                                  Leaders  Income Bond Utility
                                                  Fund II    Fund II   Fund II
                                                  -------- ----------- -------
Assets
Investments in Federated Insurance Series, at
 fair value (note 2):
 American Leaders Fund II (34,419 shares; cost --
   $696,416)..................................... $706,269       --        --
 High Income Bond Fund II (40,910 shares; cost --
   $404,317).....................................      --    346,095       --
 Utility Fund II (34,372 shares; cost --
   $459,954).....................................      --        --    427,588
Receivable from affiliate........................      --        --         12
Receivable for units sold........................      867        14       --
                                                  --------   -------   -------
 Total assets....................................  707,136   346,109   427,600
                                                  --------   -------   -------
Liabilities
Accrued expenses payable to affiliate (note 3)...    1,273     1,037       549
Payable for units withdrawn......................      114        49       145
                                                  --------   -------   -------
 Total liabilities...............................    1,387     1,086       694
                                                  --------   -------   -------
Net assets attributable to variable life
 policyholders................................... $705,749   345,023   426,906
                                                  ========   =======   =======
Outstanding units: Type I (note 2)...............   17,219    12,794    11,890
                                                  ========   =======   =======
Net asset value per unit: Type I................. $  18.35     14.34     17.67
                                                  ========   =======   =======
Outstanding units: Type II (note 2)..............   21,241    11,267    12,269
                                                  ========   =======   =======
Net asset value per unit: Type II................ $  18.35     14.34     17.67
                                                  ========   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                                              PBHG
                                       Small      LargeCap  LargeCap    PBHG
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
                                   -------------- --------- --------- ---------
Assets
Investments in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfolio
  (73,378 shares; cost --
   $2,614,236)...................    $1,723,654         --       --        --
 LargeCap Growth Portfolio
  (91,438 shares; cost --
   $5,133,720)...................           --    4,322,286      --        --
Investments in PBHG Insurance
 Series Fund, Inc., at fair value
 (note 2):
 PBHG Large Cap Growth Portfolio
  (32,646 shares; cost --
   $856,318).....................           --          --   801,132       --
 PBHG Growth II Portfolio (50,986
  shares; cost -- $1,252,581)....           --          --       --    962,614
Receivable from affiliate........           --          --       --         12
Receivable for units sold........         3,527       6,383      601       468
                                     ----------   ---------  -------   -------
 Total assets....................     1,727,181   4,328,669  801,733   963,094
                                     ----------   ---------  -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..............         2,004       1,830    2,206     2,052
Payable for units withdrawn......           --          --        17        27
                                     ----------   ---------  -------   -------
 Total liabilities...............         2,004       1,830    2,223     2,079
                                     ----------   ---------  -------   -------
Net assets attributable to
 variable life policyholders.....    $1,725,177   4,326,839  799,510   961,015
                                     ==========   =========  =======   =======
Outstanding units: Type I (note
 2)..............................        88,077      81,378   16,655    15,864
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 I...............................    $    12.69       22.40    24.50     18.72
                                     ==========   =========  =======   =======
Outstanding units: Type II (note
 2)..............................        47,871     111,785   15,978    35,472
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 II..............................    $    12.69       22.40    24.50     18.72
                                     ==========   =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                            Aggressive           Worldwide            Flexible
                              Growth    Growth     Growth   Balanced   Income
                            Portfolio  Portfolio Portfolio  Portfolio Portfolio
                            ---------- --------- ---------- --------- ---------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (209,186
  shares;
  cost -- $10,062,802)....  $7,593,460       --         --        --       --
 Growth Portfolio (290,129
  shares;
  cost -- $8,373,739).....         --  7,682,626        --        --       --
 Worldwide Growth
  Portfolio (290,712
  shares;
  cost -- $10,253,175)....         --        --  10,750,544       --       --
 Balanced Portfolio
  (181,772 shares;
  cost -- $4,349,088).....         --        --         --  4,418,875      --
 Flexible Income Portfolio
  (27,109 shares;
  cost -- $312,450).......         --        --         --        --   310,672
Receivable from
 affiliate................          17        44        101         9      --
Receivable for units
 sold.....................       9,181     8,326      7,151     1,478    4,966
                            ---------- --------- ---------- ---------  -------
 Total assets.............   7,602,658 7,690,996 10,757,796 4,420,362  315,638
                            ---------- --------- ---------- ---------  -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       7,132     2,042      2,954     1,923    1,252
Payable for units
 withdrawn................         --        --         --      1,711      --
                            ---------- --------- ---------- ---------  -------
 Total liabilities........       7,132     2,042      2,954     3,634    1,252
                            ---------- --------- ---------- ---------  -------
Net assets attributable to
 variable life
 policyholders............  $7,595,526 7,688,954 10,754,842 4,416,728  314,386
                            ========== ========= ========== =========  =======
Outstanding units: Type I
 (note 2).................     124,550   130,947    188,993    70,273    6,189
                            ========== ========= ========== =========  =======
Net asset value per unit:
 Type I...................  $    35.03     29.63      33.45     24.24    14.58
                            ========== ========= ========== =========  =======
Outstanding units: Type II
 (note 2).................      92,280   128,552    132,527   111,935   15,374
                            ========== ========= ========== =========  =======
Net asset value per unit:
 Type II..................  $    35.03     29.63      33.45     24.24    14.58
                            ========== ========= ========== =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                    Janus Aspen Series     Janus Aspen Series--
                                       (continued)            Service Shares
                                -------------------------- --------------------
                                                            Global
                                International   Capital      Life      Global
                                   Growth     Appreciation Sciences  Technology
                                  Portfolio    Portfolio   Portfolio Portfolio
                                ------------- ------------ --------- ----------
Assets
Investments in Janus Aspen
 Series, at fair value (note
 2):
 International Growth
  Portfolio (91,223 shares;
  cost -- $2,852,355).........   $2,818,804          --         --        --
 Capital Appreciation
  Portfolio (134,767 shares;
  cost -- $4,073,359).........          --     3,610,417        --        --
Investments in Janus Aspen
 Series -- Service Shares,
 at fair value (note 2):
 Global Life Sciences
  Portfolio (21,216 shares;
  cost -- $183,798)...........          --           --     197,521       --
 Global Technology Portfolio
  (20,780 shares;
  cost -- $195,003)...........          --           --         --    136,107
Receivable from affiliate.....           73           30          1       --
Receivable for units sold.....        4,017        5,427        --        --
                                 ----------    ---------    -------   -------
 Total assets.................    2,822,894    3,615,874    197,522   136,107
                                 ----------    ---------    -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        1,999        7,726         34        25
Payable for units withdrawn...          160          --         --        --
                                 ----------    ---------    -------   -------
 Total liabilities............        2,159        7,726         34        25
                                 ----------    ---------    -------   -------
Net assets attributable to
 variable life policyholders..   $2,820,735    3,608,148    197,488   136,082
                                 ==========    =========    =======   =======
Outstanding units: Type I
 (note 2).....................       42,207       24,520      4,262     7,801
                                 ==========    =========    =======   =======
Net asset value per unit: Type
 I............................   $    24.26        26.60      11.48      6.84
                                 ==========    =========    =======   =======
Outstanding units: Type II
 (note 2).....................       74,064      111,124     12,941    12,094
                                 ==========    =========    =======   =======
Net asset value per unit: Type
 II...........................   $    24.26        26.60      11.48      6.84
                                 ==========    =========    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                     Goldman Sachs
                                        Variable          Salomon Brothers
                                    Insurance Trust  Variable Series Fund Inc.
                                    ---------------- --------------------------
                                     Growth
                                      and    Mid Cap                     Total
                                     Income   Value  Strategic Investors Return
                                      Fund    Fund   Bond Fund   Fund     Fund
                                    -------- ------- --------- --------- ------
Assets
Investments in Goldman Sachs
 Variable Insurance Trust, at fair
 value (note 2):
 Growth and Income Fund (11,207
  shares; cost -- $121,441).......  $115,879     --      --         --     --
 Mid Cap Value Fund (48,128
  shares; cost -- $440,185).......       --  513,527     --         --     --
Investments in Salomon Brothers
 Variable Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund (10,220
  shares; cost -- $102,222).......       --      --   99,643        --     --
 Investors Fund (27,556 shares;
  cost -- $378,024)...............       --      --      --     374,491    --
 Total Return Fund (675 shares;
  cost -- $7,612).................       --      --      --         --   7,226
Receivable from affiliate.........         3      43       2          1    --
Receivable for units sold.........       --    1,479      19        --     --
                                    -------- -------  ------    -------  -----
 Total assets.....................   115,882 515,049  99,664    374,492  7,226
                                    -------- -------  ------    -------  -----
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............        21      87      16         62      1
Payable for units withdrawn.......        26     --      710         21     42
                                    -------- -------  ------    -------  -----
 Total liabilities................        47      87     726         83     43
                                    -------- -------  ------    -------  -----
Net assets attributable to
 variable life policyholders......  $115,835 514,962  98,938    374,409  7,183
                                    ======== =======  ======    =======  =====
Outstanding units: Type I (note
 2)...............................        36  13,153     100     10,216    399
                                    ======== =======  ======    =======  =====
Net asset value per unit: Type I..  $   8.81   11.00   10.89      15.42  11.46
                                    ======== =======  ======    =======  =====
Outstanding units: Type II (note
 2)...............................    13,112  33,662   8,986     14,064    228
                                    ======== =======  ======    =======  =====
Net asset value per unit: Type
 II...............................  $   8.81   11.00   10.89      15.42  11.46
                                    ======== =======  ======    =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                                           Alliance         AIM
                                                                Rydex      Variable       Variable
                                                MFS Variable   Variable Products Series  Insurance
                                Dreyfus        Insurance Trust  Trust     Fund, Inc.    Funds, Inc.
                          -------------------- --------------- -------- --------------- ------------
                                                                                          AIM V.I.
                              The Dreyfus          MFS New                                Capital
                          Socially Responsible    Discovery             Premier Growth  Appreciation
                           Growth Fund, Inc.       Series      OTC Fund    Portfolio        Fund
                          -------------------- --------------- -------- --------------- ------------
Assets
Investments in Dreyfus,
 at fair value (note 2):
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (1 share;
  cost -- $48)..........         $  34               --           --          --             --
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS New Discovery
  Series (2 shares;
  cost -- $49)..........           --                 36          --          --             --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (1 shares;
  cost -- $33)..........           --                --            23         --             --
Investments in Alliance
 Variable Products
 Series Fund, Inc., at
 fair value (note 2)
 Premier Growth
  Portfolio (1 share;
  cost -- $48)..........           --                --           --           33            --
Investments in AIM
 Variable Insurance
 Funds, Inc., at fair
 value (note 2):
 AIM V.I. Capital
  Appreciation Fund (1
  share; cost -- $48)...           --                --           --          --              34
                                 -----              ----         ----        ----           ----
 Total assets...........            34                36           23          33             34
                                 -----              ----         ----        ----           ----
Net assets attributable
 to variable life
 policyholders..........         $  34                36           23          33             34
                                 =====              ====         ====        ====           ====
Outstanding units: Type
 I (note 2).............           --                --           --          --             --
                                 =====              ====         ====        ====           ====
Net asset value per
 unit: Type I...........         $  --               --           --          --             --
                                 =====              ====         ====        ====           ====
Outstanding units: Type
 II (note 2)............             4                 4            3           4              4
                                 =====              ====         ====        ====           ====
Net asset value per
 unit: Type II..........         $8.72              9.01         6.49        8.59           7.77
                                 =====              ====         ====        ====           ====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                               S&P 500 Index Fund            Money Market Fund
                         -------------------------------- ------------------------
                             Year ended December 31,      Year ended December 31,
                         -------------------------------- ------------------------
                            2000        1999      1998     2000    1999     1998
                         -----------  --------- --------- ------- -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    86,280     60,042    43,701 412,757 261,216  161,959
 Expenses -- Mortality
  and expense risk
  charges Type I (note
  3)....................      35,989     35,117    26,008  20,609  20,306   18,144
 Expenses -- Mortality
  and expense risk
  charges Type II (note
  3)....................      30,208     13,313     1,383  27,583  17,608    2,862
                         -----------  --------- --------- ------- -------  -------
Net investment income
 (expense)..............      20,083     11,612    16,310 364,565 223,302  140,953
                         -----------  --------- --------- ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     369,151    367,307   200,588     --        3      517
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,654,687)   797,281   637,587     --       (3)    (517)
 Capital gain
  distributions.........     197,387     82,915   154,941     --      --       --
                         -----------  --------- --------- ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,088,149) 1,247,503   993,116     --      --       --
                         -----------  --------- --------- ------- -------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,068,066) 1,259,115 1,009,426 364,565 223,302  140,953
                         ===========  ========= ========= ======= =======  =======

                                 GE Investments Funds, Inc. (continued)
                            ----------------------------------------------------
                                                         International Equity
                                Total Return Fund                Fund
                            --------------------------  ------------------------
                                                         Year ended December
                             Year ended December 31,             31,
                            --------------------------  ------------------------
                              2000      1999    1998      2000     1999    1998
                            ---------  ------- -------  --------  ------  ------
Investment income:
 Income -- Ordinary
  dividends...............  $ 115,971   87,229 207,758     1,828     669   5,942
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)........     28,179   28,286  26,094       799     792     638
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3).......      2,179    1,377     212     1,361     531      10
                            ---------  ------- -------  --------  ------  ------
Net investment income
 (expense)................     85,613   57,566 181,452      (332)   (654)  5,294
                            ---------  ------- -------  --------  ------  ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................     33,478   10,066 (62,109)    6,362   5,881      93
 Unrealized appreciation
  (depreciation) on
  investments.............   (117,815) 319,427 423,954  (103,450) 34,706   8,003
 Capital gain
  distributions...........    175,795  102,400     --     53,038  16,048     --
                            ---------  ------- -------  --------  ------  ------
Net realized and
 unrealized gain (loss) on
 investments..............     91,458  431,893 361,845   (44,050) 56,635   8,096
                            ---------  ------- -------  --------  ------  ------
Increase (decrease) in net
 assets from operations...  $ 177,071  489,459 543,297   (44,382) 55,981  13,390
                            =========  ======= =======  ========  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 GE Investments Funds, Inc. (continued)
                              -------------------------------------------------
                               Real Estate Securities
                                        Fund              Global Income Fund
                              --------------------------  ---------------------
                                                          Year ended December
                              Year ended December 31,             31,
                              --------------------------  ---------------------
                                2000     1999     1998     2000    1999   1998
                              --------  -------  -------  ------  ------  -----
Investment income:
 Income -- Ordinary
  dividends.................  $ 25,202   23,112   13,488     138   1,257  2,016
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)...........     2,295    2,004    1,772     276     258    352
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)..........     1,614      839      117     337     141      2
                              --------  -------  -------  ------  ------  -----
Net investment income
 (expense)..................    21,293   20,269   11,599    (475)    858  1,662
                              --------  -------  -------  ------  ------  -----
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    (2,380) (14,908) (13,410) (1,161)   (128) 3,656
 Unrealized appreciation
  (depreciation) on
  investments...............   129,283  (10,218) (64,135)    548  (4,715) 1,314
 Capital gain
  distributions.............     2,638    1,216   12,450     --       95     84
                              --------  -------  -------  ------  ------  -----
Net realized and unrealized
 gain (loss) on
 investments................   129,541  (23,910) (65,095)   (613) (4,748) 5,054
                              --------  -------  -------  ------  ------  -----
Increase (decrease) in net
 assets from operations.....  $150,834   (3,641) (53,496) (1,088) (3,890) 6,716
                              ========  =======  =======  ======  ======  =====

                                  GE Investments Funds, Inc. (continued)
                                ----------------------------------------------
                                Mid-Cap Value Equity
                                        Fund                Income Fund
                                ---------------------  -----------------------
                                 Year ended December    Year ended December
                                         31,                    31,
                                ---------------------  -----------------------
                                 2000    1999   1998    2000    1999     1998
                                ------- ------ ------  ------  -------  ------
Investment income:
 Income -- Ordinary dividends.. $ 7,136  4,044  1,033  32,350   21,400  20,775
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)..............   1,004    824    270   2,789    2,983   2,899
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3).............   3,471  1,482    256     523       47       3
                                ------- ------ ------  ------  -------  ------
Net investment income
 (expense).....................   2,661  1,738    507  29,038   18,370  17,873
                                ------- ------ ------  ------  -------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)......  12,924 14,236   (305) (1,516)     (78)  3,321
 Unrealized appreciation
  (depreciation) on
  investments..................  26,637 22,084 11,219  18,549  (28,051)  4,423
 Capital gain distributions....  26,834    --   5,046     --       662   3,666
                                ------- ------ ------  ------  -------  ------
Net realized and unrealized
 gain (loss) on investments....  66,395 36,320 15,960  17,033  (27,467) 11,410
                                ------- ------ ------  ------  -------  ------
Increase (decrease) in net
 assets from operations........ $69,056 38,058 16,467  46,071   (9,097) 29,283
                                ======= ====== ======  ======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                              U.S. Equity Fund      Premier Growth Equity Fund
                            ---------------------- ----------------------------
                             Year ended December                  Period from
                                     31,            Year ended  June 9, 1999 to
                            ---------------------- December 31,  December 31,
                              2000     1999  1998      2000          1999
                            --------  ------ ----- ------------ ---------------
Investment income:
 Income -- Ordinary
  dividends...............  $  7,043   1,122   269       731           124
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........       207      74   --        922           103
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........     3,986     825    47     1,466           116
                            --------  ------ -----   -------        ------
Net investment income
 (expense)................     2,850     223   222    (1,657)          (95)
                            --------  ------ -----   -------        ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................    11,564   2,835   144     4,260           344
 Unrealized appreciation
  (depreciation) on
  investments.............   (73,997)  6,670 3,300   (64,695)       13,285
 Capital gain
  distributions...........    47,509  10,093   600    34,574         4,011
                            --------  ------ -----   -------        ------
Net realized and
 unrealized gain (loss) on
 investments..............   (14,924) 19,598 4,044   (25,861)       17,640
                            --------  ------ -----   -------        ------
Increase (decrease) in net
 assets from operations...  $(12,074) 19,821 4,266   (27,518)       17,545
                            ========  ====== =====   =======        ======

                                 Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                                      Capital Appreciation
                              Bond Fund/VA                  Fund/VA
                         ------------------------- ----------------------------
                         Year ended December 31,    Year ended December 31,
                         ------------------------- ----------------------------
                           2000     1999     1998    2000      1999      1998
                         --------  -------  ------ --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 50,243   21,896   5,253    6,375     11,323   18,421
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    3,141    3,043   2,541   31,916     24,680   18,337
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    1,368      683      56    7,014      2,409      315
                         --------  -------  ------ --------  ---------  -------
Net investment income
 (expense)..............   45,734   18,170   2,656  (32,555)   (15,766)    (231)
                         --------  -------  ------ --------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (17,389)  (1,863)  2,899  341,073    205,534   89,327
 Unrealized appreciation
  (depreciation) on
  investments...........    6,329  (29,542) 11,167 (741,677) 1,083,816  270,706
 Capital gain
  distributions.........      --     2,165   4,848  340,197    130,214  211,836
                         --------  -------  ------ --------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (11,060) (29,240) 18,914  (60,407) 1,419,564  571,869
                         --------  -------  ------ --------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $ 34,674  (11,070) 21,570  (92,962) 1,403,798  571,638
                         ========  =======  ====== ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account
                                                     Funds (continued)
                                               -------------------------------
                                                 Aggressive Growth Fund/VA
                                               -------------------------------
                                                  Year ended December 31,
                                               -------------------------------
                                                  2000        1999      1998
                                               -----------  ---------  -------
Investment income:
 Income -- Ordinary dividends................. $       --         --     8,230
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3)..................      50,940     30,929   23,326
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3).................       5,264      1,422      306
                                               -----------  ---------  -------
Net investment income (expense)...............     (56,204)   (32,351) (15,402)
                                               -----------  ---------  -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).....................   1,589,430    393,176   93,644
 Unrealized appreciation (depreciation) on
  investments.................................  (2,708,169) 2,690,916  277,402
 Capital gain distributions...................     272,808        --    83,215
                                               -----------  ---------  -------
Net realized and unrealized gain (loss) on
 investments..................................    (845,931) 3,084,092  454,261
                                               -----------  ---------  -------
Increase (decrease) in net assets from
 operations................................... $  (902,135) 3,051,741  438,859
                                               ===========  =========  =======

                          Oppenheimer Variable Account Funds (continued)
                          ---------------------------------------------------
                                                        Multiple Strategies
                             High Income Fund/VA              Fund/VA
                          ---------------------------  ----------------------
                                                        Year ended December
                           Year ended December 31,              31,
                          ---------------------------  ----------------------
                            2000      1999     1998     2000     1999   1998
                          ---------  -------  -------  -------  ------ ------
Investment income:
 Income -- Ordinary
  dividends.............. $ 218,695  129,252   37,269   46,491  30,217  6,701
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3)........    12,726   13,177   12,467    6,140   5,751  5,131
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3).......     3,016    1,187      111    1,591     766    150
                          ---------  -------  -------  -------  ------ ------
Net investment income
 (expense)...............   202,953  114,888   24,691   38,760  23,700  1,420
                          ---------  -------  -------  -------  ------ ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................   (51,805)  (9,827)   3,380    8,523  12,030 10,586
 Unrealized appreciation
  (depreciation) on
  investments............  (245,369) (37,389) (81,675) (56,039) 16,700 (5,312)
 Capital gain
  distributions..........       --       --    45,551   67,524  43,483 37,972
                          ---------  -------  -------  -------  ------ ------
Net realized and
 unrealized gain (loss)
 on investments..........  (297,174) (47,216) (32,744)  20,008  72,213 43,246
                          ---------  -------  -------  -------  ------ ------
Increase (decrease) in
 net assets from
 operations.............. $ (94,221)  67,672   (8,053)  58,768  95,913 44,666
                          =========  =======  =======  =======  ====== ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                         ------------------------------------------------------------
                          Equity-Income Portfolio           Growth Portfolio
                         --------------------------- --------------------------------
                          Year ended December 31,       Year ended December 31,
                         --------------------------- --------------------------------
                           2000      1999     1998      2000       1999       1998
                         --------  --------  ------- ----------  ---------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $114,887   100,754   77,691     11,358     17,646     28,150
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...   44,056    46,384   41,459     65,126     56,960     42,146
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..    5,349     2,894      544     10,565      3,167        138
                         --------  --------  ------- ----------  ---------  ---------
Net investment income
 (expense)..............   65,482    51,476   35,688    (64,333)   (42,481)   (14,134)
                         --------  --------  ------- ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   73,790   273,786  235,107    398,024    453,879    728,950
 Unrealized appreciation
  (depreciation) on
  investments...........  (25,951) (193,819)  97,581 (2,754,089) 1,452,235    630,736
 Capital gain
  distributions.........  432,830   224,259  275,448  1,130,176    864,641    675,592
                         --------  --------  ------- ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  480,669   304,226  608,136 (1,225,889) 2,770,755  2,035,278
                         --------  --------  ------- ----------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $546,151   355,702  643,824 (1,290,222) 2,728,274  2,021,144
                         ========  ========  ======= ==========  =========  =========

                                                        Variable Insurance
                                                     Products Fund (continued)
                                                     --------------------------
                                                        Overseas Portfolio
                                                     --------------------------
                                                      Year ended December 31,
                                                     --------------------------
                                                       2000      1999    1998
                                                     ---------  ------- -------
Investment income:
 Income -- Ordinary dividends......................  $  39,615   32,601  34,556
 Expenses -- Mortality and expense risk charges --
   Type I (note 3).................................     17,644   16,186  13,985
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)................................      1,235      579      19
                                                     ---------  ------- -------
Net investment income (expense)....................     20,736   15,836  20,552
                                                     ---------  ------- -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................     57,421  112,501  98,578
 Unrealized appreciation (depreciation) on
  investments......................................   (896,242) 685,935  (8,287)
 Capital gain distributions........................    249,470   53,190 103,670
                                                     ---------  ------- -------
Net realized and unrealized gain (loss) on
 investments.......................................   (589,351) 851,626 193,961
                                                     ---------  ------- -------
Increase (decrease) in net assets from operations..  $(568,615) 867,462 214,513
                                                     =========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Variable Insurance Products Fund II
                         -------------------------------------------------------
                          Asset Manager Portfolio      Contrafund Portfolio
                         -------------------------- ----------------------------
                          Year ended December 31,    Year ended December 31,
                         -------------------------- ----------------------------
                           2000      1999    1998      2000      1999     1998
                         ---------  ------- ------- ----------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 157,145  153,442 131,901     17,425   18,437   14,737
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    32,686   33,559  30,607     25,515   23,952   17,652
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......       970      439      77     15,249    6,221      668
                         ---------  ------- ------- ----------  -------  -------
Net investment income
 (expense)..............   123,489  119,444 101,217    (23,339) (11,736)  (3,583)
                         ---------  ------- ------- ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    23,604   64,747  58,132    120,743  354,876  228,313
 Unrealized appreciation
  (depreciation) on
  investments...........  (739,967)  89,931  32,734 (1,216,788) 425,779  398,426
 Capital gain
  distributions.........   370,224  195,289 395,701    632,524  135,201  108,073
                         ---------  ------- ------- ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (346,139) 349,967 486,567   (463,521) 915,856  734,812
                         ---------  ------- ------- ----------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(222,650) 469,411 587,784   (486,860) 904,120  731,229
                         =========  ======= ======= ==========  =======  =======

                                                     Variable Insurance Products
                                                     Fund II -- Service Class 2
                                                     ---------------------------
                                                        Contrafund Portfolio
                                                     ---------------------------
                                                             Period from
                                                          December 26, 2000
                                                                 to
                                                          December 31, 2000
                                                     ---------------------------
Investment income:
 Income -- Ordinary dividends......................             $--
 Expenses -- Mortality and expense risk charges  --
   Type I (note 3).................................              --
 Expenses -- Mortality and expense risk charges  --
   Type II (note 3)................................              --
                                                                ----
Net investment income (expense)....................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................               15
 Unrealized appreciation (depreciation) on
  investments......................................              (14)
 Capital gain distributions........................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments.......................................                1
                                                                ----
Increase (decrease) in net assets from operations..             $  1
                                                                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Variable Insurance Products Fund III
                          ---------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                 Portfolio
                          -------------------------  ------------------------
                                                      Year ended December
                          Year ended December 31,             31,
                          -------------------------  ------------------------
                            2000      1999    1998     2000     1999    1998
                          ---------  ------  ------  --------  ------  ------
Investment income:
 Income -- Ordinary
  dividends.............. $   9,297   2,804     --      5,618   3,049     808
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3)........     2,010   2,165   1,159     1,654   1,866   1,170
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3).......     5,584   2,516     244     1,724     866      53
                          ---------  ------  ------  --------  ------  ------
Net investment income
 (expense)...............     1,703  (1,877) (1,403)    2,240     317    (415)
                          ---------  ------  ------  --------  ------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................     5,240  28,022   2,566   (20,425) 10,345   3,612
 Unrealized appreciation
  (depreciation) on
  investments............  (104,078) 21,930  59,468  (101,453) (1,242) 35,308
 Capital gain
  distributions..........    60,673   5,692     337    28,489   5,663   2,865
                          ---------  ------  ------  --------  ------  ------
Net realized and
 unrealized gain (loss)
 on investments..........   (38,165) 55,644  62,371   (93,389) 14,766  41,785
                          ---------  ------  ------  --------  ------  ------
Increase (decrease) in
 net assets from
 operations.............. $ (36,462) 53,767  60,968   (91,149) 15,083  41,370
                          =========  ======  ======  ========  ======  ======

                                                     Variable Insurance Products
                                                     Fund III -- Service Class 2
                                                     ---------------------------
                                                          Mid Cap Portfolio
                                                     ---------------------------
                                                             Period from
                                                          December 26, 2000
                                                                 to
                                                          December 31, 2000
                                                     ---------------------------
Investment income:
 Income -- Ordinary dividends......................             $--
 Expenses -- Mortality and expense risk charges --
   Type I (note 3).................................              --
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)................................              --
                                                                ----
Net investment income (expense)....................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................               15
 Unrealized appreciation (depreciation) on
  investments......................................              (13)
 Capital gain distributions........................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments.......................................                2
                                                                ----
Increase (decrease) in net assets from operations..             $  2
                                                                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                            --------------------------------------------------
                            American Leaders Fund     High Income Bond Fund
                                      II                        II
                            ------------------------  ------------------------
                             Year ended December       Year ended December
                                     31,                       31,
                            ------------------------  ------------------------
                             2000     1999     1998    2000     1999     1998
                            -------  -------  ------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends...............  $ 5,560    3,192     626   30,830   15,467   3,125
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........    2,080    1,774   1,082    1,346    1,149     938
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........    2,274    1,482     198    1,092      583      41
                            -------  -------  ------  -------  -------  ------
Net investment income
 (expense)................    1,206      (64)   (654)  28,392   13,735   2,146
                            -------  -------  ------  -------  -------  ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................   (5,539)   8,624    (245) (12,093)  (2,384)  1,890
 Unrealized appreciation
  (depreciation) on
  investments.............    1,613  (17,252) 22,437  (51,127) (10,198) (3,246)
 Capital gain
  distributions...........   16,824   32,275   8,313      --     1,345     882
                            -------  -------  ------  -------  -------  ------
Net realized and
 unrealized gain (loss) on
 investments..............   12,898   23,647  30,505  (63,220) (11,237)   (474)
                            -------  -------  ------  -------  -------  ------
Increase (decrease) in net
 assets from operations...  $14,104   23,583  29,851  (34,828)   2,498   1,672
                            =======  =======  ======  =======  =======  ======

                                                        Federated Insurance
                                                        Series (continued)
                                                      -------------------------
                                                          Utility Fund II
                                                      -------------------------
                                                      Year ended December 31,
                                                      -------------------------
                                                        2000     1999     1998
                                                      --------  -------  ------
Investment income:
 Income -- Ordinary dividends........................ $ 11,457    6,452   1,649
 Expenses -- Mortality and expense risk charges --
   Type I (note 3)...................................    1,623    1,634   1,345
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)..................................    1,209      602      36
                                                      --------  -------  ------
Net investment income (expense)......................    8,625    4,216     268
                                                      --------  -------  ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)............................      973    3,277   5,077
 Unrealized appreciation (depreciation) on
  investments........................................  (57,701) (16,132) 11,499
 Capital gain distributions..........................    7,615   12,525  10,132
                                                      --------  -------  ------
Net realized and unrealized gain (loss) on
 investments.........................................  (49,113)    (330) 26,708
                                                      --------  -------  ------
Increase (decrease) in net assets from operations.... $(40,488)   3,886  26,976
                                                      ========  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Alger American Fund
                         ----------------------------------------------------------
                            Small Capitalization
                                 Portfolio             LargeCap Growth Portfolio
                         ----------------------------  ----------------------------
                          Year ended December 31,       Year ended December 31,
                         ----------------------------  ----------------------------
                            2000      1999     1998       2000      1999     1998
                         ----------  -------  -------  ----------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $      --       --       --          --     2,264    3,185
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......     11,091    9,129    6,602      15,002   13,062    8,011
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      3,875    1,012      105      13,147    4,272      105
                         ----------  -------  -------  ----------  -------  -------
Net investment income
 (expense)..............    (14,966) (10,141)  (6,707)    (28,149) (15,070)  (4,931)
                         ----------  -------  -------  ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      2,186   (6,385) (65,245)     33,463  390,753   60,482
 Unrealized appreciation
  (depreciation) on
  investments........... (1,371,045) 405,230  102,269  (1,302,238)  99,476  293,124
 Capital gain
  distributions.........    735,999  183,620  119,910     513,858  224,152  156,070
                         ----------  -------  -------  ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   (632,860) 582,465  156,934    (754,917) 714,381  509,676
                         ----------  -------  -------  ----------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $ (647,826) 572,324  150,227    (783,066) 699,311  504,745
                         ==========  =======  =======  ==========  =======  =======

                                    PBHG Insurance Series Fund, Inc.
                         ------------------------------------------------------------
                                                                 PBHG Growth II
                         PBHG Large Cap Growth Portfolio           Portfolio
                         ----------------------------------- ------------------------
                                                              Year ended December
                             Year ended December 31,                  31,
                         ----------------------------------- ------------------------
                             2000        1999       1998       2000     1999    1998
                         ------------  ---------- ---------- --------  -------  -----
Investment income:
 Income -- Ordinary
  dividends............. $        --         --         --        --       --     --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......        2,179        606        310     2,932      569    177
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......        1,291        209         17     3,508      410     62
                         ------------  ---------  ---------  --------  -------  -----
Net investment income
 (expense)..............       (3,470)      (815)      (327)   (6,440)    (979)  (239)
                         ------------  ---------  ---------  --------  -------  -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       26,713      5,563      3,310   (39,454)  34,202   (197)
 Unrealized appreciation
  (depreciation) on
  investments...........     (140,754)    71,826     13,650  (379,884)  81,393  8,666
 Capital gain
  distributions.........       16,716        --         --     24,260      --     --
                         ------------  ---------  ---------  --------  -------  -----
Net realized and
 unrealized gain (loss)
 on investments.........      (97,325)    77,389     16,960  (395,078) 115,595  8,469
                         ------------  ---------  ---------  --------  -------  -----
Increase (decrease) in
 net assets from
 operations............. $   (100,795)    76,574     16,633  (401,518) 114,616  8,230
                         ============  =========  =========  ========  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series
                         --------------------------------------------------------------
                          Aggressive Growth Portfolio          Growth Portfolio
                         ------------------------------  ------------------------------
                            Year ended December 31,        Year ended December 31,
                         ------------------------------  ------------------------------
                            2000        1999     1998       2000       1999      1998
                         -----------  --------- -------  ----------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $       --      65,274     --        5,764     10,964   81,252
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...      41,861     24,955  13,231      32,961     25,172   16,385
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..      24,298      6,757     391      20,783      5,821      257
                         -----------  --------- -------  ----------  ---------  -------
Net investment income
 (expense)..............     (66,159)    33,562 (13,622)    (47,980)   (20,029)  64,610
                         -----------  --------- -------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,590,590    861,331 171,826     926,526    379,537  115,203
 Unrealized appreciation
  (depreciation) on
  investments...........  (6,150,760) 3,141,869 488,613  (2,851,716) 1,328,882  576,941
 Capital gain
  distributions.........   1,036,376    111,141     --      582,454     21,779   65,314
                         -----------  --------- -------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (3,523,794) 4,114,341 660,439  (1,342,736) 1,730,198  757,458
                         -----------  --------- -------  ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $(3,589,953) 4,147,903 646,817  (1,390,716) 1,710,169  822,068
                         ===========  ========= =======  ==========  =========  =======

                                     Janus Aspen Series (continued)
                         ---------------------------------------------------------
                          Worldwide Growth Portfolio        Balanced Portfolio
                         ------------------------------- -------------------------
                            Year ended December 31,      Year ended December 31,
                         ------------------------------- -------------------------
                            2000        1999      1998     2000     1999    1998
                         -----------  ---------  ------- --------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $    17,398     11,433  109,248   37,643   43,936  36,704
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...      53,602     38,848   27,847   11,335    9,328   5,806
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..      23,434      6,863      646   10,397    3,366     484
                         -----------  ---------  ------- --------  ------- -------
Net investment income
 (expense)..............     (59,638)   (34,278)  80,755   15,911   31,242  30,414
                         -----------  ---------  ------- --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     863,289    404,104  233,014   99,542   79,219  24,529
 Unrealized appreciation
  (depreciation) on
  investments...........  (3,765,784) 3,266,899  623,292 (526,341) 321,542 216,533
 Capital gain
  distributions.........     873,121        --    43,815  288,437      --    5,970
                         -----------  ---------  ------- --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  (2,029,374) 3,671,003  900,121 (138,362) 400,761 247,032
                         -----------  ---------  ------- --------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $(2,089,012) 3,636,725  980,876 (122,451) 432,003 277,446
                         ===========  =========  ======= ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                      Janus Aspen Series (continued)
                               -------------------------------------------------
                                 Flexible Income        International Growth
                                    Portfolio                 Portfolio
                               ----------------------  -------------------------
                               Year ended December
                                       31,             Year ended December 31,
                               ----------------------  -------------------------
                                2000     1999   1998     2000     1999     1998
                               -------  ------  -----  --------  -------  ------
Investment income:
 Income -- Ordinary
  dividends..................  $ 5,264  12,568  4,328     9,018    2,819  10,815
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)...........      522     715    449     8,171    4,231   3,098
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3)..........    1,197     511     10    12,438    4,585     580
                               -------  ------  -----  --------  -------  ------
Net investment income
 (expense)...................    3,545  11,342  3,869   (11,591)  (5,997)  7,137
                               -------  ------  -----  --------  -------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....   (3,171) (1,786) 1,687   242,420   54,154  40,482
 Unrealized appreciation
  (depreciation) on
  investments................    6,251  (8,109)   (74) (990,444) 923,354  16,463
 Capital gain distributions..    7,790     566    167   133,743      --    1,528
                               -------  ------  -----  --------  -------  ------
Net realized and unrealized
 gain (loss) on investments..   10,870  (9,329) 1,780  (614,281) 977,508  58,473
                               -------  ------  -----  --------  -------  ------
Increase (decrease) in net
 assets from operations......  $14,415   2,013  5,649  (625,872) 971,511  65,610
                               =======  ======  =====  ========  =======  ======

                             Janus Aspen Series          Janus Aspen Series --
                                (continued)                  Service Shares
                         ----------------------------  -------------------------
                                                       Global Life     Global
                            Capital Appreciation         Sciences    Technology
                                 Portfolio              Portfolio    Portfolio
                         ----------------------------  ------------ ------------
                                                       Period from  Period from
                                                       May 29, 2000 May 4, 2000
                          Year ended December 31,           to           to
                         ----------------------------  December 31, December 31,
                            2000       1999     1998       2000         2000
                         -----------  -------  ------  ------------ ------------
Investment income:
 Income -- Ordinary
  dividends............. $    18,596      509     132        --           827
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............       5,528    3,352   1,260        134          178
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      16,675    4,381      91        195          219
                         -----------  -------  ------     ------      -------
Net investment income
 (expense)..............      (3,607)  (7,224) (1,219)      (329)         430
                         -----------  -------  ------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     187,808   82,791  28,363        268       (3,121)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,022,359) 513,292  45,429     13,723      (58,896)
 Capital gain
  distributions.........      23,952    5,853     --         --           --
                         -----------  -------  ------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments.........    (810,599) 601,936  73,792     13,991      (62,017)
                         -----------  -------  ------     ------      -------
Increase (decrease) in
 net assets from
 operations............. $  (814,206) 594,712  72,573     13,662      (61,587)
                         ===========  =======  ======     ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Goldman Sachs Variable Insurance Trust
                         ---------------------------------------------------------------
                            Growth and Income Fund            Mid Cap Value Fund
                         ------------------------------ --------------------------------
                                          Period from                      Period from
                          Year ended    October 1, 1998   Year ended     August 28, 1998
                         December 31,         to         December 31,          to
                         -------------   December 31,   ---------------   December 31,
                          2000    1999       1998        2000     1999        1998
                         -------  ----  --------------- -------  ------  ---------------
Investment income:
 Income -- Ordinary
  dividends............. $   427   242         95         3,725   3,355         408
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      11     3          2         1,012     293         --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............     535   112         17         1,161     448         117
                         -------  ----        ---       -------  ------       -----
Net investment income
 (expense)..............    (119)  127         76         1,552   2,614         291
                         -------  ----        ---       -------  ------       -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     480   585        120       (24,105)     87       3,047
 Unrealized appreciation
  (depreciation) on
  investments...........  (5,835) (222)       496        73,668  (2,647)      2,320
 Capital gain
  distributions.........     --    --         --         12,030     --          --
                         -------  ----        ---       -------  ------       -----
Net realized and
 unrealized gain (loss)
 on investments.........  (5,355)  363        616        61,593  (2,560)      5,367
                         -------  ----        ---       -------  ------       -----
Increase (decrease) in
 net assets from
 operations............. $(5,474)  490        692        63,145      54       5,658
                         =======  ====        ===       =======  ======       =====

                               Salomon Brothers Variable Series Fund Inc.
                         ----------------------------------------------------------
                           Strategic                                      Total
                           Bond Fund            Investors Fund         Return Fund
                         --------------  ----------------------------- ------------
                                         Year ended     Period from    Year ended
                          Year ended      December    December 8, 1998  December
                         December 31,        31,             to            31,
                         --------------  ------------   December 31,   ------------
                          2000    1999    2000   1999       1998        2000   1999
                         ------  ------  ------  ---- ---------------- ------  ----
Investment income:
 Income -- Ordinary
  dividends............. $5,918   2,773   2,505   44          6           210   27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      5     --      155   14          1            23    4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............    542     163     644    6        --              4  --
                         ------  ------  ------  ---        ---        ------  ---
Net investment income
 (expense)..............  5,371   2,610   1,706   24          5           183   23
                         ------  ------  ------  ---        ---        ------  ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    490       3    (538)  22        --           (785)  (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (671) (1,908) (3,818) 232         53          (349) (37)
 Capital gain
  distributions.........    --      --   10,551  --         --            --   --
                         ------  ------  ------  ---        ---        ------  ---
Net realized and
 unrealized gain (loss)
 on investments.........   (181) (1,905)  6,195  254         53        (1,134) (38)
                         ------  ------  ------  ---        ---        ------  ---
Increase (decrease) in
 net assets from
 operations............. $5,190     705   7,901  278         58          (951) (15)
                         ======  ======  ======  ===        ===        ======  ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                   Alliance
                                                                   Variable
                                      MFS Variable     Rydex       Products   AIM Variable
                                        Insurance     Variable      Series     Insurance
                           Dreyfus        Trust        Trust      Fund, Inc.  Funds, Inc.
                         ------------ ------------- ------------ ------------ ------------
                         The Dreyfus
                           Socially                                             AIM V.I.
                         Responsible       MFS                     Premier      Capital
                         Growth Fund, New Discovery                 Growth    Appreciation
                             Inc.        Series       OTC Fund    Portfolio       Fund
                         ------------ ------------- ------------ ------------ ------------
                         Period from   Period from  Period from  Period from  Period from
                         December 26, December 26,  December 26, December 26, December 26,
                           2000 to       2000 to      2000 to      2000 to      2000 to
                         December 31, December 31,  December 31, December 31, December 31,
                             2000         2000          2000         2000         2000
                         ------------ ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $ --           --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      --           --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net investment income
 (expense)..............      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       15           15           10           15           15
 Unrealized appreciation
  (depreciation) on
  investments...........      (14)         (13)         (10)         (15)         (14)
 Capital gain
  distributions.........      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net realized and
 unrealized gain (loss)
 on investments.........        1            2          --           --             1
                            -----          ---          ---          ---          ---
Increase (decrease) in
 net assets from
 operations.............    $   1            2          --           --             1
                            =====          ===          ===          ===          ===

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                             GE Investments Funds, Inc.
                          ----------------------------------------------------------------------
                                S&P 500 Index Fund                   Money Market Fund
                          ---------------------------------  -----------------------------------
                              Year ended December 31,             Year ended December 31,
                          ---------------------------------  -----------------------------------
                             2000        1999       1998        2000         1999        1998
                          -----------  ---------  ---------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    20,083     11,612     16,310      364,565     223,302     140,953
 Net realized gain
  (loss)................      369,151    367,307    200,588          --            3         517
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,654,687)   797,281    637,587          --           (3)       (517)
 Capital gain
  distributions.........      197,387     82,915    154,941          --          --          --
                          -----------  ---------  ---------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............   (1,068,066) 1,259,115  1,009,426      364,565     223,302     140,953
                          -----------  ---------  ---------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    3,412,694  2,348,331  1,553,985   13,180,675   7,117,726   5,316,844
 Loan interest..........       (5,227)      (199)      (667)      (6,351)        132       2,567
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (12,065)   (10,568)       --          (649)        --       (1,231)
 Surrenders.............     (367,160)  (226,385)     2,166     (291,605)   (143,091)   (127,487)
 Loans..................      (33,079)  (147,819)   (28,223)    (441,223)   (382,888)    (92,788)
 Cost of insurance and
  administrative expense
  (note 3)..............     (961,590)  (761,285)  (453,919)    (700,630)   (488,436)   (379,891)
 Transfer gain (loss)
  and transfer fees.....        1,907     (1,620)  (111,502)       4,166      (7,217)    (24,254)
 Transfers (to) from the
  Guarantee Account.....           96        --         --           --          --          --
 Interfund transfers....      808,447    702,040    (71,575) (10,036,753) (5,024,217) (3,025,038)
                          -----------  ---------  ---------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..    2,844,023  1,902,495    890,265    1,707,630   1,072,009   1,668,722
                          -----------  ---------  ---------  -----------  ----------  ----------
Increase (decrease) in
 net assets.............    1,775,957  3,161,610  1,899,691    2,072,195   1,295,311   1,809,675
Net assets at beginning
 of year................    8,469,290  5,307,680  3,407,989    5,366,902   4,071,591   2,261,916
                          -----------  ---------  ---------  -----------  ----------  ----------
Net assets at end of
 period.................  $10,245,247  8,469,290  5,307,680    7,439,097   5,366,902   4,071,591
                          ===========  =========  =========  ===========  ==========  ==========

                                  GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                                                              International Equity
                                Total Return Fund                     Fund
                          --------------------------------  --------------------------
                             Year ended December 31,        Year ended December 31,
                          --------------------------------  --------------------------
                             2000       1999       1998       2000     1999     1998
                          ----------  ---------  ---------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   85,613     57,566    181,452      (332)    (654)   5,294
 Net realized gain
  (loss)................      33,478     10,066    (62,109)    6,362    5,881       93
 Unrealized appreciation
  (depreciation) on
  investments...........    (117,815)   319,427    423,954  (103,450)  34,706    8,003
 Capital gain
  distributions.........     175,795    102,400        --     53,038   16,048      --
                          ----------  ---------  ---------  --------  -------  -------
 Increase (decrease) in
  net assets from
  operations............     177,071    489,459    543,297   (44,382)  55,981   13,390
                          ----------  ---------  ---------  --------  -------  -------
From capital
 transactions:
 Net premiums...........     333,781    251,092    252,081   137,598  152,398   27,099
 Loan interest..........         (65)      (279)      (327)       (1)      14        1
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........         --     (16,660)   (21,333)      --    (7,573)     --
 Surrenders.............     (45,274)   (23,097)   (16,053)  (23,625)     (86)    (497)
 Loans..................     (29,824)   (24,984)    (8,458)   (2,706) (24,626)    (733)
 Cost of insurance and
  administrative expense
  (note 3)..............    (403,065)  (406,244)  (385,697)  (28,911)     (40) (10,088)
 Transfer gain (loss)
  and transfer fees.....      (1,634)      (706)    26,522     2,417      --       303
 Transfers (to) from the
  Guarantee Account.....         --         --         --        --       --       --
 Interfund transfers....      67,090    (27,330)    84,003    60,560  (27,880)  10,770
                          ----------  ---------  ---------  --------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..     (78,991)  (248,208)   (69,262)  145,332   92,207   26,855
                          ----------  ---------  ---------  --------  -------  -------
Increase (decrease) in
 net assets.............      98,080    241,251    474,035   100,950  148,188   40,245
Net assets at beginning
 of year................   4,318,954  4,077,703  3,603,668   263,937  115,749   75,504
                          ----------  ---------  ---------  --------  -------  -------
Net assets at end of
 period.................  $4,417,034  4,318,954  4,077,703   364,887  263,937  115,749
                          ==========  =========  =========  ========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------
                           Real Estate Securities
                                    Fund                Global Income Fund
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 21,293   20,269   11,599     (475)     858    1,662
 Net realized gain
  (loss)................    (2,380) (14,908) (13,410)  (1,161)    (128)   3,656
 Unrealized appreciation
  (depreciation) on
  investments...........   129,283  (10,218) (64,135)     548   (4,715)   1,314
 Capital gain
  distributions.........     2,638    1,216   12,450      --        95       84
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............   150,834   (3,641) (53,496)  (1,088)  (3,890)   6,716
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   134,428  121,762  210,779   28,092   23,325   15,696
 Loan interest..........        28       47       (6)     --       --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --   (11,787)     --       --       --       --
 Surrenders.............    (7,402)  (1,244)  (3,842)     --    (1,142)     --
 Loans..................    (6,672) (51,101)    (660)     --       --       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (54,400)     (90) (49,575)  (8,183)  (5,884)  (4,405)
 Transfer gain (loss)
  and transfer fees.....        71      --      (872)      (5)      66      128
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....    68,374   22,778   41,309   (1,609)  37,663    8,773
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   134,427   80,365  197,133   18,295   54,028   20,192
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   285,261   76,724  143,637   17,207   50,138   26,908
Net assets at beginning
 of year................   420,770  344,046  200,409   86,269   36,131    9,223
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $706,031  420,770  344,046  103,476   86,269   36,131
                          ========  =======  =======  =======  =======  =======
                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------
                            Mid-Cap Value Equity
                                    Fund                    Income Fund
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,661    1,738      507   29,038   18,370   17,873
 Net realized gain
  (loss)................    12,924   14,236     (305)  (1,516)     (78)   3,321
 Unrealized appreciation
  (depreciation) on
  investments...........    26,637   22,084   11,219   18,549  (28,051)   4,423
 Capital gain
  distributions.........    26,834      --     5,046      --       662    3,666
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............    69,056   38,058   16,467   46,071   (9,097)  29,283
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   261,618  219,094  108,124   91,288   68,061   59,967
 Loan interest..........      (171)     (57)      34       60       11      (75)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........   (11,287) (10,051)     --    (2,340)     --       --
 Surrenders.............      (995)  (4,932)  (2,851) (11,208)  (3,866) (29,103)
 Loans..................    (2,425) (20,880)  (1,112)  (8,163)  (2,087)    (665)
 Cost of insurance and
  administrative expense
  (note 3)..............   (61,515) (40,864) (13,611) (37,715) (34,405) (32,512)
 Transfer gain (loss)
  and transfer fees.....    (7,220)  (8,769)  (3,719)    (391)    (166)    (444)
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   (12,847) 167,398   95,455   60,679  (45,407)  29,042
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   165,158  300,939  182,320   92,210  (17,859)  26,210
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   234,214  338,997  198,787  138,281  (26,956)  55,493
Net assets at beginning
 of year................   551,343  212,346   13,559  406,588  433,544  378,051
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $785,557  551,343  212,346  544,869  406,588  433,544
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                              U.S. Equity Fund          Premier Growth Equity Fund
                          ---------------------------  ----------------------------
                                                                      Period from
                           Year ended December 31,      Year ended  June 9, 1999 to
                          ---------------------------  December 31,  December 31,
                             2000      1999     1998       2000          1999
                          ----------  -------  ------  ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    2,850      223     222     (1,657)           (95)
 Net realized gain
  (loss)................      11,564    2,835     144      4,260            344
 Unrealized appreciation
  (depreciation) on
  investments...........     (73,997)   6,670   3,300    (64,695)        13,285
 Capital gain
  distributions.........      47,509   10,093     600     34,574          4,011
                          ----------  -------  ------    -------        -------
  Increase (decrease) in
   net assets from
   operations...........     (12,074)  19,821   4,266    (27,518)        17,545
                          ----------  -------  ------    -------        -------
From capital
 transactions:
 Net premiums...........   1,015,166  137,612  30,322    310,829         35,871
 Loan interest..........          (4)     --      --         (22)           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:                --
 Death benefits.........         --       --      --         --             --
 Surrenders.............         (48)    (462)    (80)   (22,123)           --
 Loans..................    (245,449)     --      --      (7,398)           --
 Cost of insurance and
  administrative expense
  (note 3)..............     (57,642) (26,579) (2,198)   (57,487)        (5,472)
 Transfer gain (loss)
  and transfer fees.....       1,643     (459)    172        227          1,248
 Transfers (to) from the
  Guarantee Account.....         --       --      --         --              --
 Interfund transfers....     111,757   38,985  18,463    283,767         88,483
                          ----------  -------  ------    -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     825,423  149,097  46,679    507,793        120,130
                          ----------  -------  ------    -------        -------
Increase (decrease) in
 net assets.............     813,349  168,918  50,945    480,275        137,675
Net assets at beginning
 of year................     219,863   50,945     --     137,675            --
                          ----------  -------  ------    -------        -------
Net assets at end of
 period.................  $1,033,212  219,863  50,945    617,950        137,675
                          ==========  =======  ======    =======        =======

                                    Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                Bond Fund/VA          Capital Appreciation Fund/VA
                          --------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                          --------------------------  -------------------------------
                            2000     1999     1998      2000       1999       1998
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 45,734   18,170    2,656    (32,555)   (15,766)      (231)
 Net realized gain
  (loss)................   (17,389)  (1,863)   2,899    341,073    205,534     89,327
 Unrealized appreciation
  (depreciation) on
  investments...........     6,329  (29,542)  11,167   (741,677) 1,083,816    270,706
 Capital gain
  distributions.........       --     2,165    4,848    340,197    130,214    211,836
                          --------  -------  -------  ---------  ---------  ---------
 Increase (decrease) in
  net assets from
  operations............    34,674  (11,070)  21,570    (92,962) 1,403,798    571,638
                          --------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   154,114  148,327  164,138  1,083,344    823,296    687,713
 Loan interest..........      (422)      18      (39)    (2,064)      (802)      (398)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (711)     --       --         --      (3,528)       --
 Surrenders.............   (29,789) (13,864) (17,769)  (210,937)  (104,939)  (137,732)
 Loans..................    (6,652)    (838)  (1,348)   (41,303)   (44,498)   (10,897)
 Cost of insurance and
  administrative expense
  (note 3)..............   (64,402) (63,471) (40,698)  (358,047)  (302,052)  (260,178)
 Transfer gain (loss)
  and transfer fees.....      (231)     211      188      6,844       (383)       (93)
 Transfers (to) from the
  Guarantee Account.....       --       --       --         135        --         --
 Interfund transfers....     6,376  108,262   51,994    247,162    (28,758)   100,907
                          --------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    58,283  178,645  156,466    725,134    338,336    379,322
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    92,957  167,575  178,036    632,172  1,742,134    950,960
Net assets at beginning
 of year................   638,024  470,449  292,413  4,971,007  3,228,873  2,277,913
                          --------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $730,981  638,024  470,449  5,603,179  4,971,007  3,228,873
                          ========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------
                             Aggressive Growth Fund/VA            High Income Fund/VA
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (56,204)   (32,351)   (15,402)   202,953    114,888     24,691
 Net realized gain
  (loss)................    1,589,430    393,176     93,644    (51,805)    (9,827)     3,380
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,708,169) 2,690,916    277,402   (245,369)   (37,389)   (81,675)
 Capital gain
  distributions.........      272,808        --      83,215        --         --      45,551
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........     (902,135) 3,051,741    438,859    (94,221)    67,672     (8,053)
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,297,342    706,892    826,696    374,363    445,041    464,843
 Loan interest..........       (8,257)      (459)       171       (717)       890       (313)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (5,763)    (2,341)       --         --        (215)    (3,028)
 Surrenders.............     (840,901)  (160,601)  (139,804)   (72,713)   (82,275)   (91,485)
 Loans..................     (104,373)  (187,114)   (62,192)    (6,121)   (44,238)   (16,569)
 Cost of insurance and
  administrative expense
  (note 3)..............     (457,737)  (345,495)  (336,566)  (153,413)  (170,939)  (190,705)
 Transfer gain (loss)
  and transfer fees.....      (48,749)    (9,130)     2,879         (7)    (1,499)     2,861
 Transfers (to) from the
  Guarantee Account.....          --         --        (257)        79         (4)       --
 Interfund transfers....    1,141,624   (235,950)    (1,915)   621,109     43,275     46,306
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      973,186   (234,198)   289,012    762,580    190,036    211,910
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............       71,051  2,817,543    727,871    668,359    257,708    203,857
Net assets at beginning
 of year................    6,644,490  3,826,947  3,099,076  2,112,316  1,854,608  1,650,751
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 6,715,541  6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          ===========  =========  =========  =========  =========  =========
                           Oppenheimer Variable Account       Variable Insurance Products
                                 Funds (continued)                       Fund
                          ---------------------------------  -------------------------------
                            Multiple Strategies Fund/VA         Equity-Income Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    38,760     23,700      1,420     65,482     51,476     35,688
 Net realized gain
  (loss)................        8,523     12,030     10,586     73,790    273,786    235,107
 Unrealized appreciation
  (depreciation) on
  investments...........      (56,039)    16,700     (5,312)   (25,951)  (193,819)    97,581
 Capital gain
  distributions.........       67,524     43,483     37,972    432,830    224,259    275,448
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........       58,768     95,913     44,666    546,151    355,702    643,824
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........      337,229    193,685    235,155  1,462,253  1,437,479  1,528,326
 Loan interest..........         (204)        (5)      (157)    (2,861)       956       (659)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........          --        (253)       --     (44,417)   (26,021)    (4,313)
 Surrenders.............      (53,311)   (26,225)    (8,552)  (333,879)  (195,718)  (292,782)
 Loans..................       (8,792)    (8,254)    (9,879)   (33,487)  (150,364)   (48,745)
 Cost of insurance and
  administrative expense
  (note 3)..............      (70,787)   (68,019)   (68,755)  (491,665)  (579,765)  (625,045)
 Transfer gain (loss)
  and transfer fees.....       (1,814)      (182)      (109)    (6,693)    (4,942)     3,459
 Transfers (to) from the
  Guarantee Account.....          --         --         --          85        --         --
 Interfund transfers....       70,636    (53,287)   (12,778)  (254,327)  (644,610)   111,431
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      272,957     37,460    134,925    295,009   (162,985)   671,672
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............      331,725    133,373    179,591    841,160    192,717  1,315,496
Net assets at beginning
 of year................      979,430    846,057    666,466  6,905,805  6,713,088  5,397,592
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 1,311,155    979,430    846,057  7,746,965  6,905,805  6,713,088
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Variable Insurance Products Fund (continued)
                          -------------------------------------------------------------------
                                  Growth Portfolio                 Overseas Portfolio
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2000         1999       1998       2000       1999       1998
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (64,333)    (42,481)   (14,134)    20,736     15,836     20,552
 Net realized gain
  (loss)................      398,024     453,879    728,950     57,421    112,501     98,578
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,754,089)  1,452,235    630,736   (896,242)   685,935     (8,287)
 Capital gain
  distributions.........    1,130,176     864,641    675,592    249,470     53,190    103,670
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (1,290,222)  2,728,274  2,021,144   (568,615)   867,462    214,513
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    2,000,171   1,388,701  1,067,020    299,243    364,398    357,948
 Loan interest..........       (6,381)     (4,205)    (3,767)      (862)      (189)    (1,149)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (5,738)    (14,970)    (2,159)       --      (3,758)       --
 Surrenders.............     (508,978)   (438,334)  (303,094)  (175,642)   (92,920)   (94,164)
 Loans..................     (128,213)   (133,503)   (67,251)   (35,474)   (37,514)   (10,363)
 Cost of insurance and
  administrative expense
  (note 3)..............     (685,241)   (614,236)  (550,302)  (155,987)  (164,565)  (172,299)
 Transfer gain (loss)
  and transfer fees.....         (442)    (14,687)   (32,108)     3,634     (2,197)     3,188
 Transfers (to) from the
  Guarantee Account.....          208         --         --         344        --         --
 Interfund transfers....      206,956    (344,635)   735,023    (38,525)   (89,327)     7,063
                          -----------  ----------  ---------  ---------  ---------  ---------
 Increase (decrease) in
  net assets from
  capital transactions..      872,342    (175,869)   843,362   (103,269)   (26,072)    90,224
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     (417,880)  2,552,405  2,864,506   (671,884)   841,390    304,737
Net assets at beginning
 of year................   10,378,658   7,826,253  4,961,747  2,885,307  2,043,917  1,739,180
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 9,960,778  10,378,658  7,826,253  2,213,423  2,885,307  2,043,917
                          ===========  ==========  =========  =========  =========  =========

                                                                                              Variable Insurance
                                                                                              Products Fund II--
                                       Variable Insurance Products Fund II                     Service Class 2
                          ------------------------------------------------------------------  ------------------
                                  Asset Manager                       Contrafund                  Contrafund
                                    Portfolio                         Portfolio                   Portfolio
                          --------------------------------  --------------------------------  ------------------
                                                                                                 Period from
                             Year ended December 31,           Year ended December 31,        December 26, 2000
                          --------------------------------  --------------------------------   to December 31,
                             2000       1999       1998        2000       1999       1998            2000
                          ----------  ---------  ---------  ----------  ---------  ---------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  123,489    119,444    101,217     (23,339)   (11,736)    (3,583)        --
 Net realized gain
  (loss)................      23,604     64,747     58,132     120,743    354,876    228,313          15
 Unrealized appreciation
  (depreciation) on
  investments...........    (739,967)    89,931     32,734  (1,216,788)   425,779    398,426         (14)
 Capital gain
  distributions.........     370,224    195,289    395,701     632,524    135,201    108,073         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
  Increase (decrease) in
   net assets from
   operations...........    (222,650)   469,411    587,784    (486,860)   904,120    731,229           1
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
From capital
 transactions:
 Net premiums...........     490,848    477,913    513,149   2,063,887  1,028,819    947,585          47
 Loan interest..........         255       (525)      (263)     (1,762)    (1,317)      (583)        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     (10,608)    (2,250)    (4,354)        --         --      (3,241)        --
 Surrenders.............    (360,416)  (104,369)  (197,464)   (278,017)  (127,334)  (118,374)        --
 Loans..................    (109,631)   (33,108)   (31,787)    (89,473)   (45,515)   (45,386)        --
 Cost of insurance and
  administrative expense
  (note 3)..............    (262,101)  (282,330)  (311,542)   (455,295)  (391,276)  (322,452)        (15)
 Transfer gain (loss)
  and transfer fees.....       1,942     (1,929)       689     (11,573)   (12,817)    26,399           1
 Transfers (to) from the
  Guarantee Account.....         --         --         --          129        --        (102)        --
Interfund transfers.....       7,464   (188,976)   (89,254)    489,400        179    403,462         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
  Increase (decrease) in
   net assets from
   capital
   transactions.........    (242,247)  (135,574)  (120,826)  1,717,296    450,739    887,308          33
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
Increase (decrease) in
 net assets.............    (464,897)   333,837    466,958   1,230,436  1,354,859  1,618,537          34
Net assets at beginning
 of year................   4,970,200  4,636,363  4,169,405   4,986,719  3,631,860  2,013,323         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
Net assets at end of
 period.................  $4,505,303  4,970,200  4,636,363   6,217,155  4,986,719  3,631,860          34
                          ==========  =========  =========  ==========  =========  =========         ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                     Variable Insurance
                                                                                     Products Fund III--
                                       Variable Products Fund III                      Service Class 2
                          ---------------------------------------------------------  -------------------
                                Growth & Income            Growth Opportunities            Mid Cap
                                   Portfolio                    Portfolio                 Portfolio
                          -----------------------------  --------------------------  -------------------
                                                                                         Period from
                            Year ended December 31,      Year ended December 31,      December 26, 2000
                          -----------------------------  --------------------------    to December 31,
                             2000       1999     1998      2000     1999     1998           2000
                          ----------  --------  -------  --------  -------  -------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,703    (1,877)  (1,403)    2,240      317     (415)         --
 Net realized gain
  (loss)................       5,240    28,022    2,566   (20,425)  10,345    3,612           15
 Unrealized appreciation
  (depreciation) on
  investments...........    (104,078)   21,930   59,468  (101,453)  (1,242)  35,308          (13)
 Capital gain
  distributions.........      60,673     5,692      337    28,489    5,663    2,865          --
                          ----------  --------  -------  --------  -------  -------          ---
  Increase (decrease) in
   net assets from
   operations...........     (36,462)   53,767   60,968   (91,149)  15,083   41,370            2
                          ----------  --------  -------  --------  -------  -------          ---
From capital
 transactions:
 Net premiums...........     602,839   444,542  202,919   169,666  160,164   71,954           47
 Loan interest..........         (26)       11      --         (7)    (114)     (31)         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     (10,246)      --       --        --       --       --           --
 Surrenders.............        (991)  (12,518)  (2,976)  (11,073)  (1,860)    (448)         --
 Loans..................      (3,457)   (1,076)   2,468    (2,686)    (479)  (6,446)         --
 Cost of insurance and
  administrative expense
  (note 3)..............    (147,027) (107,292) (31,238)  (57,881) (54,942) (24,940)         (15)
 Transfer gain (loss)
  and transfer fees.....      (9,573)   (9,848)   4,369    (7,620)      14      976          --
 Transfers (to) from the
  Guarantee Account.....         --        --       --        --       --       --           --
 Interfund transfers....      49,174    59,059  125,535   (57,345)  45,257  132,314          --
                          ----------  --------  -------  --------  -------  -------          ---
  Increase (decrease) in
   net assets from
   capital
   transactions.........     480,693   372,878  301,077    33,054  148,040  173,379           32
                          ----------  --------  -------  --------  -------  -------          ---
Increase (decrease) in
 net assets.............     444,231   426,645  362,045   (58,095) 163,123  214,749           34
Net assets at beginning
 of year................     836,049   409,404   47,359   449,449  286,326   71,577          --
                          ----------  --------  -------  --------  -------  -------          ---
Net assets at end of
 period.................  $1,280,280   836,049  409,404   391,354  449,449  286,326           34
                          ==========  ========  =======  ========  =======  =======          ===

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,206      (64)    (654)  28,392   13,735    2,146
 Net realized gain
  (loss)................    (5,539)   8,624     (245) (12,093)  (2,384)   1,890
 Unrealized appreciation
  (depreciation) on
  investments...........     1,613  (17,252)  22,437  (51,127) (10,198)  (3,246)
 Capital gain
  distributions.........    16,824   32,275    8,313      --     1,345      882
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........    14,104   23,583   29,851  (34,828)   2,498    1,672
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   207,940  253,145  161,541  138,080  127,454   76,550
 Loan interest..........        (2)     113       25        7      (48)      60
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (4,163)     --       --       --       --       --
 Surrenders.............   (19,904) (10,302)  (6,132)    (859)  (4,636)  (3,973)
 Loans..................        21       37   (1,072)  (1,395)    (105)  (3,721)
 Cost of insurance and
  administrative expense
  (note 3)..............   (64,533) (60,062) (31,404) (36,046) (26,844) (21,339)
 Transfer gain (loss)
  and transfer fees.....      (172)  (4,143)  (1,069)    (299)     660      (94)
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   (27,455)  79,528  120,045  (37,371)  58,046   16,748
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    91,732  258,316  241,934   62,117  154,527   64,231
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   105,836  281,899  271,785   27,289  157,025   65,903
Net assets at beginning
 of year................   599,913  318,014   46,229  317,734  160,709   94,806
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $705,749  599,913  318,014  345,023  317,734  160,709
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Federated Insurance
                                                       Series (continued)
                                                    --------------------------
                                                        Utility Fund II
                                                    --------------------------
                                                    Year ended December 31,
                                                    --------------------------
                                                      2000     1999     1998
                                                    --------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..................  $  8,625    4,216      268
 Net realized gain (loss).........................       973    3,277    5,077
 Unrealized appreciation (depreciation) on
  investments.....................................   (57,701) (16,132)  11,499
 Capital gain distributions.......................     7,615   12,525   10,132
                                                    --------  -------  -------
  Increase (decrease) in net assets from
   operations.....................................   (40,488)   3,886   26,976
                                                    --------  -------  -------
From capital transactions:
 Net premiums.....................................    73,940   89,180   81,174
 Loan interest....................................       (25)     (68)       7
 Transfers (to) from the general account of GE
  Life & Annuity:
 Death benefits...................................       --       --       --
 Surrenders.......................................    (5,790)  (2,117)  (2,124)
 Loans............................................    (1,351) (11,083)    (315)
 Cost of insurance and administrative expense
  (note 3)........................................   (26,993) (27,107) (19,854)
 Transfer gain (loss) and transfer fees...........        27   (1,353)    (312)
 Transfers (to) from the Guarantee Account........       --       --       --
 Interfund transfers..............................    48,195   80,135     (910)
                                                    --------  -------  -------
  Increase (decrease) in net assets from capital
   transactions...................................    88,003  127,587   57,666
                                                    --------  -------  -------
Increase (decrease) in net assets.................    47,515  131,473   84,642
Net assets at beginning of year...................   379,391  247,918  163,276
                                                    --------  -------  -------
Net assets at end of period.......................  $426,906  379,391  247,918
                                                    ========  =======  =======

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2000        1999       1998        2000       1999       1998
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (14,966)   (10,141)    (6,707)    (28,149)   (15,070)    (4,931)
 Net realized gain
  (loss)................        2,186     (6,385)   (65,245)     33,463    390,753     60,482
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,371,045)   405,230    102,269  (1,302,238)    99,476    293,124
 Capital gain
  distributions.........      735,999    183,620    119,910     513,858    224,152    156,070
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........     (647,826)   572,324    150,227    (783,066)   699,311    504,745
                          -----------  ---------  ---------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........      611,961    370,003    367,472   1,913,171    885,773    322,362
 Loan interest..........       (1,270)        92         94        (389)        49         79
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........          --         --        (743)     (2,978)       --        (828)
 Surrenders.............     (110,032)   (45,840)   (24,987)    (56,419)   (29,769)  (132,389)
 Loans..................      (35,753)   (19,152)   (29,830)    (17,073)   (10,722)    10,255
 Cost of insurance and
  administrative expense
  (note 3)..............     (167,382)  (124,312)  (108,923)   (349,953)  (238,219)  (130,212)
 Transfer gain (loss)
  and transfer fees.....        4,196      1,435      8,000      (6,464)    (2,742)     6,290
 Transfers (to) from the
  Guarantee Account.....          --          (4)       --          --          (4)       --
 Interfund transfers....     (253,290)   400,632    (11,610)    403,555     96,272    381,092
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........       48,430    582,854    199,473   1,883,450    700,638    456,649
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     (599,396) 1,155,178    349,700   1,100,384  1,399,949    961,394
Net assets at beginning
 of year................    2,324,573  1,169,395    819,695   3,226,455  1,826,506    865,112
                          -----------  ---------  ---------  ----------  ---------  ---------
Net assets at end of
 period.................  $ 1,725,177  2,324,573  1,169,395   4,326,839  3,226,455  1,826,506
                          ===========  =========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                          ------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                          --------------------------  --------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  --------------------------
                            2000      1999     1998     2000      1999     1998
                          ---------  -------  ------  ---------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,470)    (815)   (327)    (6,440)    (979)   (239)
 Net realized gain
  (loss)................     26,713    5,563   3,310    (39,454)  34,202    (197)
 Unrealized appreciation
  (depreciation) on
  investments...........   (140,754)  71,826  13,650   (379,884)  81,393   8,666
 Capital gain
  distributions.........     16,716      --      --      24,260      --      --
                          ---------  -------  ------  ---------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (100,795)  76,574  16,633   (401,518) 114,616   8,230
                          ---------  -------  ------  ---------  -------  ------
From capital
 transactions:
 Net premiums...........    251,415   50,946  38,098    408,658   57,283  19,247
 Loan interest..........       (318)    (132)     15        (19)     --      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........        --       --      --         --       --      --
 Surrenders.............     (8,368)  (2,203)   (949)   (12,942)  (6,046)   (286)
 Loans..................     (2,622)    (336) (6,899)        21      --      --
 Cost of insurance and
  administrative expense
  (note 3)..............    (55,642) (20,936) (9,007)   (59,614) (13,614) (8,107)
 Transfer gain (loss)
  and transfer fees.....       (639)    (882)   (239)    20,256      (29) (1,497)
 Transfers (to) from the
  Guarantee Account.....        --       --      --         --       --      --
 Interfund transfers....    520,503   14,590  14,195    724,334   60,751  30,191
                          ---------  -------  ------  ---------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    704,329   41,047  35,214  1,080,694   98,345  39,548
                          ---------  -------  ------  ---------  -------  ------
Increase (decrease) in
 net assets.............    603,534  117,621  51,847    679,176  212,961  47,778
Net assets at beginning
 of year................    195,976   78,355  26,508    281,839   68,878  21,100
                          ---------  -------  ------  ---------  -------  ------
Net assets at end of
 period.................  $ 799,510  195,976  78,355    961,015  281,839  68,878
                          =========  =======  ======  =========  =======  ======

                                                Janus Aspen Series
                          -------------------------------------------------------------------
                            Aggressive Growth Portfolio             Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2000        1999       1998        2000       1999       1998
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (66,159)    33,562    (13,622)    (47,980)   (20,029)    64,610
 Net realized gain
  (loss)................    1,590,590    861,331    171,826     926,526    379,537    115,203
 Unrealized appreciation
  (depreciation) on
  investments...........   (6,150,760) 3,141,869    488,613  (2,851,716) 1,328,882    576,941
 Capital gain
  distributions.........    1,036,376    111,141        --      582,454     21,779     65,314
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (3,589,953) 4,147,903    646,817  (1,390,716) 1,710,169    822,068
                          -----------  ---------  ---------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........    2,593,333  1,082,138    624,199   2,720,659  1,295,975    731,597
 Loan interest..........       (4,263)    (1,654)       113      (2,643)       (37)       114
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (25,424)    (6,162)      (826)        --      (5,481)      (857)
 Surrenders.............     (376,000)  (129,518)  (129,710)   (246,021)  (115,738)  (112,392)
 Loans..................     (162,782)  (154,373)   (41,049)   (103,157)   (48,269)    (5,077)
 Cost of insurance and
  administrative expense
  (note 3)..............     (705,131)  (385,151)  (220,183)   (577,235)  (383,988)  (247,297)
 Transfer gain (loss)
  and transfer fees.....        6,165     24,215     18,812       4,808      8,881        537
 Transfers (to) from the
  Guarantee Account.....           76        --         --          136        --         --
 Interfund transfers....    1,321,543  1,428,558   (391,359)    329,279  1,134,259    208,382
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,647,517  1,858,053   (140,003)  2,125,826  1,885,602    575,007
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     (942,436) 6,005,956    506,814     735,110  3,595,771  1,397,075
Net assets at beginning
 of year................    8,537,962  2,532,006  2,025,192   6,953,844  3,358,073  1,960,998
                          -----------  ---------  ---------  ----------  ---------  ---------
Net assets at end of
 period.................  $ 7,595,526  8,537,962  2,532,006   7,688,954  6,953,844  3,358,073
                          ===========  =========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                            Worldwide Growth Portfolio            Balanced Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (59,638)   (34,278)    80,755     15,911     31,242     30,414
 Net realized gain
  (loss)................      863,289    404,104    233,014     99,542     79,219     24,529
 Unrealized appreciation
  (depreciation) on
  investments...........   (3,765,784) 3,266,899    623,292   (526,341)   321,542    216,533
 Capital gain
  distributions.........      873,121        --      43,815    288,437        --       5,970
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,089,012) 3,636,725    980,876   (122,451)   432,003    277,446
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    3,876,978  1,535,217  1,375,973  2,146,366    542,890    389,374
 Loan interest..........       (3,126)    (1,750)      (462)      (159)      (227)       (51)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (28,708)   (24,630)    (1,493)      (834)       --         --
 Surrenders.............     (543,262)  (104,073)  (169,492)   (75,731)   (27,562)    (8,613)
 Loans..................     (111,625)   (77,866)   (55,021)    (6,129)    (6,685)   (17,190)
 Cost of insurance and
  administrative expense
  (note 3)..............     (814,036)  (598,888)  (464,790)  (263,344)  (186,241)  (100,651)
 Transfer gain (loss)
  and transfer fees.....      (10,924)     4,454        552     (1,864)      (275)     3,680
 Transfers (to) from the
  Guarantee Account.....           43        --        (100)       167        --         --
 Interfund transfers....      845,226    163,874    355,363    393,362    274,258    143,125
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    3,210,566    896,338  1,040,530  2,191,834    596,158    409,674
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    1,121,554  4,533,063  2,021,406  2,069,383  1,028,161    687,120
Net assets at beginning
 of year................    9,633,288  5,100,225  3,078,819  2,347,345  1,319,184    632,064
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $10,754,842  9,633,288  5,100,225  4,416,728  2,347,345  1,319,184
                          ===========  =========  =========  =========  =========  =========

                                     Janus Aspen Series (continued)
                          ---------------------------------------------------------
                              Flexible Income            International Growth
                                 Portfolio                     Portfolio
                          --------------------------  -----------------------------
                          Year ended December 31,       Year ended December 31,
                          --------------------------  -----------------------------
                            2000     1999     1998      2000       1999      1998
                          --------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  3,545   11,342    3,869    (11,591)    (5,997)   7,137
 Net realized gain
  (loss)................    (3,171)  (1,786)   1,687    242,420     54,154   40,482
 Unrealized appreciation
  (depreciation) on
  investments...........     6,251   (8,109)     (74)  (990,444)   923,354   16,463
 Capital gain
  distributions.........     7,790      566      167    133,743        --     1,528
                          --------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........    14,415    2,013    5,649   (625,872)   971,511   65,610
                          --------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........    93,871   47,950   44,607    815,490    299,992  375,304
 Loan interest..........       (49)     --       --        (798)       (36)       8
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (9,904)     --    (1,195)    (4,447)       --      (645)
 Surrenders.............      (339)  (4,556)    (908)   (40,049)   (17,243) (19,180)
 Loans..................    (3,411)     --       --     (14,621)   (24,736)    (432)
 Cost of insurance and
  administrative expense
  (note 3)..............   (25,627) (21,676) (16,727)  (229,236)  (113,927) (76,148)
 Transfer gain (loss)
  and transfer fees.....      (141)     134     (213)       (27)      (177)   2,743
 Transfers (to) from the
  Guarantee Account.....       --       --       --         --         --       --
 Interfund transfers....    43,210   79,252   (2,619)   613,105    354,820  168,918
                          --------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    97,610  101,104   22,945  1,139,417    498,693  450,568
                          --------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............   112,025  103,117   28,594    513,545  1,470,204  516,178
Net assets at beginning
 of year................   202,361   99,244   70,650  2,307,190    836,986  320,808
                          --------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $314,386  202,361   99,244  2,820,735  2,307,190  836,986
                          ========  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Janus Aspen Series
                                   (continued)              Janus Aspen Series -- Service Shares
                          -------------------------------  --------------------------------------
                              Capital Appreciation         Global Life Sciences Global Technology
                                    Portfolio                   Portfolio           Portfolio
                          -------------------------------  -------------------- -----------------
                                                               Period from
                             Year ended December 31,         May 29, 2000 to       Period from
                          -------------------------------      December 31,      May 4, 2000 to
                             2000        1999      1998            2000         December 31, 2000
                          -----------  ---------  -------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (3,607)    (7,224)  (1,219)          (329)                430
 Net realized gain
  (loss)................      187,808     82,791   28,363            268              (3,121)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,022,359)   513,292   45,429         13,723             (58,896)
 Capital gain
  distributions.........       23,952      5,853      --             --                  --
                          -----------  ---------  -------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........     (814,206)   594,712   72,573         13,662             (61,587)
                          -----------  ---------  -------        -------             -------
From capital
 transactions:
 Net premiums...........    2,024,377    717,055  106,588          6,124              31,857
 Loan interest..........         (778)       196      300            --                  --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (4,334)       --       --             --                  --
 Surrenders.............      (48,345)    (7,847)    (374)           --                  --
 Loans..................       (3,780)    (4,636)     --             --                  --
 Cost of insurance and
  administrative expense
  (note 3)..............     (320,394)  (144,381) (25,927)        (1,850)             (2,865)
 Transfer gain (loss)
  and transfer fees.....       15,603     (9,482)  (8,962)            50              (1,221)
 Transfers (to) from the
  Guarantee Account.....            2        --       --             --                  --
 Interfund transfers....      544,469    837,693   79,406        179,502             169,898
                          -----------  ---------  -------        -------             -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,206,820  1,388,598  151,031        183,826             197,669
                          -----------  ---------  -------        -------             -------
Increase (decrease) in
 net assets.............    1,392,614  1,983,310  223,604        197,488             136,082
Net assets at beginning
 of year................    2,215,534    232,224    8,620            --                  --
                          -----------  ---------  -------        -------             -------
Net assets at end of
 period.................  $ 3,608,148  2,215,534  232,224        197,488             136,082
                          ===========  =========  =======        =======             =======

                                         Goldman Sachs Variable Insurance Trust
                          -------------------------------------------------------------------------
                                Growth and Income Fund                 Mid Cap Value Fund
                          ------------------------------------ ------------------------------------
                            Year ended                           Year ended
                           December 31,        Period from      December 31,        Period from
                          ----------------  October 1, 1998 to ----------------  August 28, 1998 to
                            2000     1999   December 31, 1998   2000     1999    December 31, 1998
                          --------  ------  ------------------ -------  -------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (119)    127            76         1,552    2,614           291
 Net realized gain
  (loss)................       480     585           120       (24,105)      87         3,047
 Unrealized appreciation
  (depreciation) on
  investments...........    (5,835)   (222)          496        73,668   (2,647)        2,320
 Capital gain
  distributions.........       --      --            --         12,030      --            --
                          --------  ------        ------       -------  -------        ------
  Increase (decrease) in
   net assets from
   operations...........    (5,474)    490           692        63,145       54         5,658
                          --------  ------        ------       -------  -------        ------
From capital
 transactions:
 Net premiums...........    90,257  14,501         9,253       102,494   43,005         6,190
 Loan interest..........       (10)    --            --            (19)     --            --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --      --            --            --       --            --
 Surrenders.............       --     (171)          --         (2,292)     --            --
 Loans..................    (1,210)    --            --         (1,443)     --            --
 Cost of insurance and
  administrative expense
  (note 3)..............    (7,347) (3,588)         (294)      (15,516)  (5,287)       (1,091)
 Transfer gain (loss)
  and transfer fees.....     1,036      (7)           (2)         (501)      14        (3,036)
 Transfers (to) from the
  Guarantee Account.....       --      --            --            --       --            --
 Interfund transfers....    17,275    (350)          784       (92,118) 330,218        85,487
                          --------  ------        ------       -------  -------        ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   100,001  10,385         9,741        (9,395) 367,950        87,550
                          --------  ------        ------       -------  -------        ------
Increase (decrease) in
 net assets.............    94,527  10,875        10,433        53,750  368,004        93,208
Net assets at beginning
 of year................    21,308  10,433           --        461,212   93,208           --
                          --------  ------        ------       -------  -------        ------
Net assets at end of
 period.................  $115,835  21,308        10,433       514,962  461,212        93,208
                          ========  ======        ======       =======  =======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Salomon Brothers Variable Series Fund Inc.
                          -------------------------------------------------------------------
                          Strategic Bond                                       Total Return
                               Fund                 Investors Fund                 Fund
                          ---------------  ----------------------------------- --------------
                            Year ended      Year ended         Period from      Year ended
                           December 31,    December 31,    December 8, 1998 to December 31,
                          ---------------  --------------     December 31,     --------------
                           2000     1999    2000    1999          1998          2000    1999
                          -------  ------  -------  -----  ------------------- ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 5,371   2,610    1,706     24             5           183      23
 Net realized gain
  (loss)................      490       3     (538)    22           --           (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........     (671) (1,908)  (3,818)   232            53          (349)    (37)
 Capital gain
  distributions.........      --      --    10,551    --            --            --      --
                          -------  ------  -------  -----         -----        ------  ------
  Increase (decrease) in
   net assets from
   operations...........    5,190     705    7,901    278            58          (951)    (15)
                          -------  ------  -------  -----         -----        ------  ------
From capital
 transactions:
 Net premiums...........   13,416  56,140   34,882  7,246           --          6,591     344
 Loan interest..........      --      --       --     --            --            --      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --      --       --     --            --            --      --
 Surrenders.............   (2,816)    --       --     --            --            --      --
 Loans..................      --      --       --     --            --            --      --
 Cost of insurance and
  administrative expense
  (note 3)..............   (5,654) (2,890)  (4,593)  (897)          --           (967)   (216)
 Transfer gain (loss)
  and transfer fees.....      (86)   (156)   2,261     36           --          1,183       1
 Transfers (to) from the
  Guarantee Account.....      --      --       --     --            --            --      --
 Interfund transfers....   33,334   1,755  324,070  1,695         1,472           205   1,008
                          -------  ------  -------  -----         -----        ------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   38,194  54,849  356,620  8,080         1,472         7,012   1,137
                          -------  ------  -------  -----         -----        ------  ------
Increase (decrease) in
 net assets.............   43,384  55,554  364,521  8,358         1,530         6,061   1,122
Net assets at beginning
 of year................   55,554     --     9,888  1,530           --          1,122     --
                          -------  ------  -------  -----         -----        ------  ------
Net assets at end of
 period.................  $98,938  55,554  374,409  9,888         1,530         7,183   1,122
                          =======  ======  =======  =====         =====        ======  ======

                                                                                    Alliance Variable       AIM Variable
                                             MFS Variable                            Products Series      Insurance Funds,
                          Dreyfus          Insurance Trust    Rydex Variable Trust      Fund, Inc.              Inc.
                    -------------------- -------------------- -------------------- -------------------- --------------------
                    The Dreyfus Socially
                     Responsible Growth   MFS New Discovery                           Premier Growth      AIM V.I. Capital
                         Fund, Inc.             Series              OTC Fund            Portfolio        Appreciation Fund
                    -------------------- -------------------- -------------------- -------------------- --------------------
                        Period from          Period from          Period from          Period from          Period from
                    December 26, 2000 to December 26, 2000 to December 26, 2000 to December 26, 2000 to December 26, 2000 to
                     December 31, 2000    December 31, 2000    December 31, 2000    December 31, 2000    December 31, 2000
                    -------------------- -------------------- -------------------- -------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         $ --                  --                   --                   --                   --
 Net realized gain
  (loss)..........            15                  15                   10                   15                   15
 Unrealized
  appreciation
  (depreciation)
  on investments..           (14)                (13)                 (10)                 (15)                 (14)
 Capital gain
  distributions...           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
  Increase
   (decrease) in
   net assets from
   operations.....             1                   2                  --                   --                     1
                           -----                 ---                  ---                  ---                  ---
From capital
 transactions:
 Net premiums.....            47                  47                   31                   47                   47
 Loan interest....           --                  --                   --                   --                   --
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
 Death benefits...           --                  --                   --                   --                   --
 Surrenders.......           --                  --                   --                   --                   --
 Loans............           --                  --                   --                   --                   --
 Cost of insurance
  and
  administrative
  expense (note
  3)..............           (15)                (15)                 (10)                 (15)                 (15)
 Transfer gain
  (loss) and
  transfer fees...             1                   2                    2                    1                    1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                  --                   --                   --                   --
 Interfund
  transfers.......           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            33                  34                   23                   33                   33
                           -----                 ---                  ---                  ---                  ---
Increase
 (decrease) in net
 assets...........            34                  36                   23                   33                   34
Net assets at
 beginning of
 year.............           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
Net assets at end
 of period........         $  34                  36                   23                   33                   34
                           =====                 ===                  ===                  ===                  ===

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. All designated portfolios described above are series type mutual funds.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. There were no amounts issued in either the Strategic Bond or Total Return Funds during 1998.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(1) Description of Entity -- continued

  In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                          Cost of    Proceeds
                                                          Shares       from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                          ----------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund.................................... $ 6,136,047 $ 3,066,325
 Money Market Fund.....................................  26,357,121  24,483,825
 Total Return Fund.....................................     768,931     582,685
 International Equity Fund.............................     345,203     148,777
 Real Estate Securities Fund...........................     313,810     155,926
 Global Income Fund....................................      39,822      22,252
 Mid-Cap Value Equity Fund.............................     458,056     255,875
 Income Fund...........................................     211,998      90,506
 U.S. Equity Fund......................................   1,198,760     321,569
 Premier Growth Equity Fund............................     726,135     185,112
Oppenheimer Variable Account Funds:
 Bond Fund/VA..........................................     415,127     324,180
 Capital Appreciation Fund/VA..........................   2,182,095   1,148,789
 Aggressive Growth Fund/VA.............................   5,154,944   3,964,218
 High Income Fund/VA...................................   1,469,839     503,035
 Multiple Strategies Fund/VA...........................     615,745     236,292
Variable Insurance Products Fund:
 Equity-Income Portfolio...............................   2,630,924   1,831,261
 Growth Portfolio......................................   4,513,114   2,560,367
 Overseas Portfolio....................................     827,039     660,150
Variable Insurance Products Fund II:
 Asset Manager Portfolio...............................   1,236,403     984,545
 Contrafund Portfolio..................................   4,481,489   2,162,283
Variable Insurance Products Fund -- Service Class 2:
 Contrafund Portfolio..................................          47          15

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
Variable Insurance Products Fund III:
 Growth & Income Portfolio............................ $ 1,610,757 $ 1,067,800
 Growth Opportunities Portfolio.......................     537,929     474,272
Variable Insurance Products Fund III -- Service Class
 2:
 Mid Cap Portfolio....................................          47          15
Federated Insurance Series:
 American Leaders Fund II.............................     331,323     222,376
 High Income Bond Fund II.............................     214,812     124,411
 Utility Fund II......................................     193,853      89,545
Alger American Fund:
 Small Capitalization Portfolio.......................   1,937,825   1,157,230
 LargeCap Growth Portfolio............................   3,787,228   1,415,718
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio......................     889,727     172,693
 PBHG Growth II Portfolio.............................   3,937,725   2,839,360
Janus Aspen Series:
 Aggressive Growth Portfolio..........................  12,663,198   9,055,193
 Growth Portfolio.....................................   6,763,801   4,095,701
 Worldwide Growth Portfolio...........................   6,791,045   2,773,812
 Balanced Portfolio...................................   3,207,725     709,681
 Flexible Income Portfolio............................     250,634     146,601
 International Growth Portfolio.......................   2,345,266   1,088,051
 Capital Appreciation Portfolio.......................   3,994,828   1,765,984
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio.......................     188,753       5,223
 Global Technology Portfolio..........................     297,779      99,655
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...............................     130,303      30,382
 Mid Cap Value Fund...................................     341,004     323,095
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund..................................      87,712      43,458
 Investors Fund.......................................     377,066       8,108
 Total Return Fund....................................       9,691       2,453
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc....          48          15
MFS Variable Insurance Trust:
 MFS New Discovery Series.............................          49          15
Rydex Variable Trust:
 OTC Fund.............................................          33          10
Alliance Variable Products Series Fund, Inc.:
 Premier Growth Portfolio.............................          48          15
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund...................          48          15

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000, 1999, and 1998 are as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                        GE Investments Funds, Inc.
                            -----------------------------------------------------
                            S&P 500   Money     Total                 Real Estate
                             Index    Market   Return   International Securities
                             Fund      Fund     Fund     Equity Fund     Fund
                            -------  --------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1997........  82,478    139,024  117,921      5,950       10,723
                            ------   --------  -------     ------       ------
From capital transactions:
  Net premiums............   9,623    112,037    5,873      1,468        8,323
  Loan interest...........      (7)       153      (10)       --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......     --         (73)    (662)       --           --
      Surrenders..........      23     (7,598)    (498)       (35)        (201)
      Loans...............    (301)    (5,530)    (263)       (51)         (37)
      Cost of insurance
       and administrative
       expenses...........  (4,258)   (16,515) (11,632)      (660)      (2,557)
  Transfers (to) from the
   Guarantee Account......     --         --       --         --           --
  Interfund transfers.....  (1,774)  (103,800)    (210)       740        1,263
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............   3,306    (21,326)  (7,402)     1,462        6,791
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 1998........  85,784    117,698  110,519      7,412       17,514
                            ------   --------  -------     ------       ------

From capital transactions:
  Net premiums............  15,661     37,026    4,245      1,433        5,331
  Loan interest...........      (1)         9       (8)         1            3
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......    (222)       --       (44)       --           --
      Surrenders..........  (4,503)    (9,425)    (622)      (449)        (488)
      Loans...............  (2,322)    (9,247)    (673)        (5)         (81)
      Cost of insurance
       and administrative
       expenses...........  (8,750)   (12,766)  (9,984)      (510)      (2,392)
  Transfers (to) from the
   Guarantee Account......     --         --       --         --           --
  Interfund transfers.....    (346)     7,179   (1,367)    (1,909)        (912)
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............    (483)    12,776   (8,453)    (1,439)       1,461
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 1999........  85,301    130,474  102,066      5,973       18,975
                            ------   --------  -------     ------       ------
From capital transactions:
  Net premiums............  11,079     84,019    3,501      2,397        5,567
  Loan interest...........     (53)      (392)      (1)       --             2
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......     (13)       (37)     --         --           --
      Surrenders..........  (5,058)   (15,640)  (1,097)      (392)        (442)
      Loans...............    (369)    (5,601)    (597)      (104)        (429)
      Cost of insurance
       and administrative
       expenses...........  (5,792)   (10,318)  (8,902)      (446)      (2,533)
  Transfers (to) from the
   Guarantee Account......       1        --       --         --           --
  Interfund transfers.....  (2,390)   (29,187)    (322)      (111)      (2,358)
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............  (2,595)    22,844   (7,418)     1,344         (193)
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 2000........  82,706    153,318   94,648      7,317       18,782
                            ======   ========  =======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                 GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------
                          Global    Mid-Cap                           Premier
                          Income  Value Equity Income     U.S.     Growth Equity
                           Fund       Fund      Fund   Equity Fund     Fund
                          ------  ------------ ------  ----------- -------------
Type I Units:
Units outstanding at
 December 31, 1997.......   896      1,028     37,767       --           --
                          -----      -----     ------     -----       ------
From capital
 transactions:
  Net premiums........... 1,593      2,656      5,943        30          --
  Loan interest..........   --           3         (7)      --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --         --         --        --           --
      Surrenders.........   --        (211)    (2,891)      --           --
      Loans..............   --         (84)       (66)      --           --
      Cost of insurance
       and administrative
       expenses..........  (464)      (648)    (3,205)      (22)         --
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....   985      2,342      2,659        10          --
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............ 2,114      4,058      2,433        18          --
                          -----      -----     ------     -----       ------
Units outstanding at De-
 cember 31, 1998......... 3,010      5,086     40,200        18          --
                          -----      -----     ------     -----       ------

From capital
 transactions:
  Net premiums........... 1,215      1,407      4,423       302          275
  Loan interest..........   --           4          1       --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --         --         --        --           --
      Surrenders.........  (107)      (301)      (373)      --           --
      Loans..............   --         (18)      (201)      --           --
      Cost of insurance
       and administrative
       expenses..........  (259)      (775)    (2,961)     (113)         (69)
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....    (3)     3,672     (4,367)    1,727        5,227
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............   846      3,989     (3,478)    1,916        5,433
                          -----      -----     ------     -----       ------
Units outstanding at
 December 31, 1999....... 3,856      9,075     36,722     1,934        5,433
                          -----      -----     ------     -----       ------
From capital
 transactions:
  Net premiums........... 1,184      2,303      3,840       435        2,120
  Loan interest..........   --         --           6       --             1
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --        (677)      (219)      --           --
      Surrenders.........   --         (58)    (1,049)      --        (1,681)
      Loans..............   --         (32)      (764)      --            42
      Cost of insurance
       and administrative
       expenses..........  (192)      (614)    (2,725)     (184)        (747)
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....  (104)      (741)        18       659        8,440
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............   888        181       (893)      910        8,175
                          -----      -----     ------     -----       ------
Units outstanding at
 December 31, 2000....... 4,744      9,256     35,829     2,844       13,608
                          =====      =====     ======     =====       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                        Capital    Aggressive  High     Multiple
                              Bond    Appreciation   Growth   Income   Strategies
                             Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                             -------  ------------ ---------- -------  ----------
Type I Units:
Units outstanding at
 December 31, 1997.......... 13,037      54,030      76,126   48,043     22,561
                             ------      ------     -------   ------     ------
From capital transactions:
  Net premiums..............  4,915      12,058      23,331   11,931      5,523
  Loan interest.............     (2)         (8)          5       (9)        (5)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       (88)       --
      Surrenders............   (776)     (2,931)     (4,257)  (2,666)      (277)
      Loans.................    (59)       (232)     (1,894)    (483)      (320)
      Cost of insurance and
       administrative
       expenses............. (1,448)     (5,205)    (10,077)  (5,457)    (2,167)
  Transfers (to) from the
   Guarantee Account........    --          --           (8)     --         --
  Interfund transfers.......  1,572       1,707      (2,098)   1,100       (457)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  4,202       5,389       5,002    4,328      2,297
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 1998.......... 17,239      59,419      81,128   52,371     24,858
                             ------      ------     -------   ------     ------

From capital transactions:
  Net premiums..............  3,765         940      10,658    8,672      3,427
  Loan interest.............      1          (2)         (8)      25        --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --           (7)        (41)      (6)        (8)
      Surrenders............   (592)       (202)     (2,676)  (2,276)      (788)
      Loans.................    (36)        (79)     (3,253)  (1,224)      (248)
      Cost of insurance and
       administrative
       expenses............. (1,479)       (453)     (5,482)  (4,185)    (1,754)
  Transfers (to) from the
   Guarantee Account........    --          --          --       --         --
  Interfund transfers.......    109        (198)     (4,525)  (1,264)    (1,536)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  1,768          (1)     (5,327)    (258)      (907)
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 1999.......... 19,007      59,418      75,801   52,113     23,951
                             ------      ------     -------   ------     ------
From capital transactions:
  Net premiums..............  2,783       5,150     (16,055)   7,017      2,511
  Loan interest.............    --          (23)        231      (20)        (6)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    (31)        --          --       --         --
      Surrenders............ (1,238)     (2,242)     23,486   (2,046)    (1,388)
      Loans.................   (149)       (599)      2,544      (28)      (240)
      Cost of insurance and
       administrative
       expenses............. (1,350)     (2,843)     10,019   (3,407)    (1,375)
  Transfers (to) from the
   Guarantee Account........    --            2         --         2        --
  Interfund transfers.......   (302)     (1,109)    (19,382)  (3,150)      (291)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............   (287)     (1,664)        843   (1,632)      (789)
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 2000.......... 18,720      57,754      76,644   50,481     23,162
                             ======      ======     =======   ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance Products   Variable Insurance
                                         Fund                Products Fund II
                             ----------------------------- --------------------
                              Equity-                        Asset
                              Income    Growth   Overseas   Manager  Contrafund
                             Portfolio Portfolio Portfolio Portfolio Portfolio
                             --------- --------- --------- --------- ----------
Type I Units:
Units outstanding at
 December 31, 1997..........  134,168   115,551   72,315    163,699    97,028
                              -------   -------   ------    -------   -------
From capital transactions:
  Net premiums..............   33,122    17,733   14,458     16,997    30,522
  Loan interest.............      (16)      (69)     (49)        (9)      (26)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (107)      (39)     --        (155)     (144)
      Surrenders............   (7,257)   (5,525)  (3,976)    (7,043)   (5,242)
      Loans.................   (1,208)   (1,226)    (438)    (1,134)   (1,902)
      Cost of insurance and
       administrative
       expenses.............  (15,042)   (9,854)  (7,205)   (11,046)  (13,480)
  Transfers (to) from the
   Guarantee Account........      --        --       --         --         (5)
  Interfund transfers.......      477    13,237      250     (3,207)   13,189
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............    9,969    14,257    3,040     (5,597)   22,912
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 1998..........  144,137   129,808   75,355    158,102   119,940
                              -------   -------   ------    -------   -------

From capital transactions:
  Net premiums..............   25,811    13,506    8,226     14,013    20,627
  Loan interest.............       22       (68)      (6)       (17)      (46)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (157)     (243)    (112)       (75)      --
      Surrenders............   (4,410)   (7,080)  (2,762)    (3,495)   (4,709)
      Loans.................   (3,312)   (2,060)  (1,115)    (1,110)   (1,173)
      Cost of insurance and
       administrative
       expenses.............  (11,683)   (8,374)  (4,317)    (9,169)  (10,938)
  Transfers (to) from the
   Guarantee Account........      --        --       --         --        --
  Interfund transfers.......  (15,909)  (10,368)  (3,401)    (6,414)  (14,178)
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............   (9,638)  (14,687)  (3,487)    (6,267)  (10,417)
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 1999..........  134,499   115,121   71,868    151,835   109,523
                              -------   -------   ------    -------   -------
From capital transactions:
  Net premiums..............   21,197     9,283    7,554     11,519    31,544
  Loan interest.............      (62)      (72)     (26)         8       (78)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (974)      (12)     --         --        --
      Surrenders............   (7,208)   (5,756)  (4,806)   (11,517)  (15,153)
      Loans.................     (756)   (1,268)  (1,084)    (3,503)   (5,845)
      Cost of insurance and
       administrative
       expenses.............   (9,006)   (5,436)  (4,024)    (7,719)  (14,930)
  Transfers (to) from the
   Guarantee Account........        2         2       11        --          8
  Interfund transfers.......   (6,467)     (350)  (3,161)      (488)    2,231
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............   (3,274)   (3,609)  (5,536)   (11,700)   (2,223)
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 2000..........  131,225   111,512   66,332    140,135   107,300
                              =======   =======   ======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance
                               Products Fund III     Federated Insurance Series
                            ----------------------- ----------------------------
                            Growth &     Growth     American    High
                             Income   Opportunities Leaders  Income Bond Utility
                            Portfolio   Portfolio   Fund II    Fund II   Fund II
                            --------- ------------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 1997........    3,813       5,805       3,169     6,188     9,543
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    8,879       2,947       6,297     3,841     3,173
  Loan interest...........      --           (2)          2         4       --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........     (219)         (3)       (394)     (254)     (121)
      Loans...............      (19)       (483)        (69)     (238)      (18)
      Cost of insurance
       and administrative
       expenses...........   (1,697)     (1,664)     (1,728)   (1,274)   (1,035)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....    6,067       9,681       6,131       985       (87)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............   13,011      10,476      10,239     3,064     1,912
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 1998........   16,824      16,281      13,408     9,252    11,455
                             ------      ------      ------    ------    ------

From capital transactions:
  Net premiums............    3,421       2,186       5,066     2,703     1,671
  Loan interest...........        1          (6)          7        (3)       (1)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........     (652)       (100)       (637)     (296)     (111)
      Loans...............      (32)        --            3        (7)      --
      Cost of insurance
       and administrative
       expenses...........   (1,730)     (1,384)     (1,849)     (891)     (930)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....   (2,229)     (1,296)        637     1,142       (83)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............   (1,221)       (600)      3,227     2,648       546
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 1999........   15,603      15,681      16,635    11,900    12,001
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    2,286       2,645       3,920     2,699     1,956
  Loan interest...........       (1)        --          --        --          2
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --         (229)      --        --
      Surrenders..........      (36)       (686)     (1,037)      (56)     (374)
      Loans...............      (24)        (26)        --        (91)      (87)
      Cost of insurance
       and administrative
       expenses...........   (1,951)     (1,311)     (1,280)   (1,101)     (995)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....    2,146      (6,937)       (790)     (557)     (613)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............    2,420      (6,315)        584       894      (111)
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 2000........   18,023       9,366      17,219    12,794    11,890
                             ======      ======      ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small      LargeCap  PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type I Units:
Units outstanding at December 31,
 1997............................      76,251       63,799     2,254     1,972
                                      -------      -------    ------    ------
From capital transactions:
  Net premiums...................      32,605       17,385     2,279     1,203
  Loan interest..................           9            5         1       --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         (72)         (53)      --        --
      Surrenders.................      (2,415)      (8,436)      (57)      (16)
      Loans......................      (2,883)         653      (569)      --
      Cost of insurance and
       administrative expenses...     (10,216)      (7,880)     (608)     (565)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............      (4,182)      20,083     1,170       185
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      12,846       21,757     2,216       807
                                      -------      -------    ------    ------
Units outstanding at December 31,
 1998............................      89,097       85,556     4,470     2,779
                                      -------      -------    ------    ------

From capital transactions:
  Net premiums...................      14,158       18,292     1,496     4,760
  Loan interest..................           6            3        (9)      --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................      (2,787)      (1,514)     (133)   (1,121)
      Loans......................      (1,178)        (537)      (21)      --
      Cost of insurance and
       administrative expenses...      (6,036)      (7,299)     (563)   (1,461)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............      20,595      (15,368)      221      (137)
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      24,758       (6,423)      991     2,041
                                      -------      -------    ------    ------
Units outstanding at December 31,
 1999............................     113,855       79,133     5,461     4,820
                                      -------      -------    ------    ------

From capital transactions:
  Net premiums...................      13,261        7,544       913       770
  Loan interest..................         (64)          (6)      (12)       (1)
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................      (5,798)      (1,136)     (168)     (200)
      Loans......................      (2,382)        (912)      (96)        1
      Cost of insurance and
       administrative expenses...      (5,601)      (3,937)     (481)     (443)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............     (25,194)         692    11,038    10,917
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......     (25,778)       2,245    11,194    11,044
                                      -------      -------    ------    ------
Units outstanding at December 31,
 2000............................      88,077       81,378    16,655    15,864
                                      =======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type I Units:
Units outstanding at
 December 31, 1997..........  116,793    108,163   161,110   42,477     5,589
                              -------    -------   -------   ------    ------
From capital transactions:
  Net premiums..............   24,642     27,838    47,797   12,861     2,801
  Loan interest.............        6          6       (21)      (3)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      (43)       (45)      (68)     --        (84)
      Surrenders............   (6,780)    (5,890)   (7,737)    (520)      (64)
      Loans.................   (2,146)      (267)   (2,519)  (1,038)      --
      Cost of insurance and
       administrative
       expenses.............  (10,966)   (12,198)  (20,085)  (5,313)   (1,139)
  Transfers (to) from the
   Guarantee Account........      --         --         (5)     --        --
  Interfund transfers.......  (23,977)     9,558    11,118    5,127      (291)
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............  (19,264)    19,002    28,480   11,114     1,223
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 1998..........   97,529    127,165   189,590   53,591     6,812
                              -------    -------   -------   ------    ------

From capital transactions:
  Net premiums..............   12,369     16,689    38,292    6,407       251
  Loan interest.............      (46)        (1)      (76)     (10)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (171)      (161)     (222)     --        --
      Surrenders............   (3,586)    (3,363)   (5,000)    (955)     (326)
      Loans.................   (4,215)    (1,314)   (2,004)    (105)      --
      Cost of insurance and
       administrative
       expenses.............   (7,317)    (7,290)  (21,189)  (4,660)     (952)
  Transfers (to) from the
   Guarantee Account........      --         --        --       --        --
  Interfund transfers.......   25,088     18,674    (6,785)   8,897       208
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............   22,122     23,234     3,016    9,574      (819)
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 1999..........  119,651    150,399   192,606   63,165     5,993
                              -------    -------   -------   ------    ------
From capital transactions:
  Net premiums..............   10,645     15,555    17,285    8,479     2,277
  Loan interest.............      (82)       (77)      (40)      (4)       (3)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --       (536)     (35)      --
      Surrenders............   (6,097)    (6,949)  (11,327)  (2,981)      --
      Loans.................   (1,857)    (2,904)   (2,135)    (213)     (216)
      Cost of insurance and
       administrative
       expenses.............   (6,532)    (7,528)   (9,763)  (3,837)     (571)
  Transfers (to) from the
   Guarantee Account........        2          4         1        7       --
  Interfund transfers.......    8,820    (17,553)    2,902    5,692    (1,291)
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............    4,899    (19,452)   (3,613)   7,108       196
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 2000..........  124,550    130,947   188,993   70,273     6,189
                              =======    =======   =======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                Janus Aspen Series      Janus Aspen Series --
                                   (continued)              Service Shares
                            -------------------------- ------------------------
                            International   Capital       Global       Global
                               Growth     Appreciation Life Sciences Technology
                              Portfolio    Portfolio     Portfolio   Portfolio
                            ------------- ------------ ------------- ----------
Type I Units:
Units outstanding at
 December 31, 1997.........    23,264           684          --          --
                               ------        ------        -----       -----
From capital transactions:
  Net premiums.............     8,858         4,038          --          --
  Loan interest............       --             22          --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       (39)          --           --          --
      Surrenders...........    (1,149)          (27)         --          --
      Loans................       (26)          --           --          --
      Cost of insurance and
       administrative
       expenses............    (3,657)       (1,554)         --          --
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     3,504         5,052          --          --
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     7,491         7,531          --          --
                               ------        ------        -----       -----
Units outstanding at
 December 31, 1998.........    30,755         8,215          --          --
                               ------        ------        -----       -----

From capital transactions:
  Net premiums.............     6,335         2,077          --          --
  Loan interest............         5             7          --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       --            --           --          --
      Surrenders...........      (867)         (284)         --          --
      Loans................       (31)          (98)         --          --
      Cost of insurance and
       administrative
       expenses............    (3,152)       (1,822)         --          --
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     1,272        14,138          --          --
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     3,562        14,018          --          --
                               ------        ------        -----       -----
Units outstanding at
 December 31, 1999.........    34,317        22,233          --          --
                               ------        ------        -----       -----
From capital transactions:
  Net premiums.............     5,302         3,681          104          34
  Loan interest............         3            (3)         --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       --            --           --          --
      Surrenders...........    (1,262)         (312)         --          --
      Loans................      (555)         (211)         --          --
      Cost of insurance and
       administrative
       expenses............    (2,490)       (1,943)         (33)        (35)
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     6,892         1,075        4,191       7,802
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     7,890         2,287        4,262       7,801
                               ------        ------        -----       -----
Units outstanding at
 December 31, 2000.........    42,207        24,520        4,262       7,801
                               ======        ======        =====       =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                    Goldman Sachs
                                  Variable Insurance  Salomon Brothers Variable
                                        Trust              Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap                      Total
                                    Income    Value   Strategic Investors Return
                                     Fund     Fund    Bond Fund   Fund     Fund
                                  ---------- -------  --------- --------- ------
Type I Units:
Units outstanding at December
 31, 1997.......................      --         --      --         --     --
                                     ----    -------     ---     ------    ---
From capital transactions:
  Net premiums..................      --         --      --         --     --
  Loan interest.................      --         --      --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --         --      --         --     --
      Loans.....................      --         --      --         --     --
      Cost of insurance and
       administrative expenses..      (13)       --      --         --     --
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........       94        --      --         126    --
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......       81        --      --         126    --
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 1998.......................       81        --      --         126    --
                                     ----    -------     ---     ------    ---

From capital transactions:
  Net premiums..................      --       2,906     --         --      25
  Loan interest.................      --         --      --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --         --      --         --     --
      Loans.....................      --         --      --         --     --
      Cost of insurance and
       administrative expenses..       (8)      (160)    --         (15)   (16)
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........      (73)    44,496     --         --      94
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......      (81)    47,242     --         (15)   103
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 1999.......................      --      47,242     --         111    103
                                     ----    -------     ---     ------    ---

From capital transactions:
  Net premiums..................       18      1,553     --           9    345
  Loan interest.................       (1)        (3)    --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --        (304)    --         --     --
      Loans.....................     (146)      (191)    --         --     --
      Cost of insurance and
       administrative expenses..       (7)      (668)     (2)       (23)   (61)
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........      172    (34,476)    102     10,119     12
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......       36    (34,089)    100     10,105    296
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 2000.......................       36     13,153     100     10,216    399
                                     ====    =======     ===     ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                       GE Investments Funds, Inc.
                            ----------------------------------------------------
                            S&P 500   Money    Total                 Real Estate
                             Index    Market   Return  International Securities
                             Fund      Fund     Fund    Equity Fund     Fund
                            -------  --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1997.........    --         --      --         --           --
                            ------   --------  ------     ------       ------
From capital transactions:
  Net premiums............. 14,211    203,673   1,858        444        4,046
  Loan interest............    --         --      --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......    --         --      --         --           --
      Surrenders...........    --         --      --         --           (16)
      Loans................    --         --      --         --           --
  Cost of insurance and
   administrative
   expenses................ (1,193)    (6,092)   (323)       (44)        (252)
  Interfund transfers......  2,066    (76,055)  2,682          9        1,224
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 15,084    121,526   4,217        409        5,002
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 1998......... 15,084    121,526   4,217        409        5,002
                            ------   --------  ------     ------       ------

From capital transactions:
  Net premiums............. 28,289    373,827   2,488      8,139        2,648
  Loan interest............     (3)       --      --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......    --         --     (400)       --           --
      Surrenders...........   (219)       (61)    --         --          (285)
      Loans................   (661)   (13,879)    --         --           --
      Cost of insurance and
       administrative
       expenses............ (6,092)   (16,872)   (941)    (1,016)        (956)
  Interfund transfers...... 12,671   (292,484)    625        277        2,408
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 33,985     50,531   1,772      7,400        3,815
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 1999......... 49,069    172,057   5,989      7,809        8,817
                            ------   --------  ------     ------       ------
From capital transactions:
  Net premiums............. 44,038    647,376   4,610      5,582        3,519
  Loan Interest............    (30)        30     --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......   (183)       --      --         --           --
      Surrenders...........   (723)      (922)    (15)      (976)         (92)
      Loans................   (155)   (18,960)   (133)       (58)         (60)
      Cost of insurance and
       administrative
       expenses............ (9,636)   (28,722)   (980)    (1,226)      (1,213)
  Interfund transfers...... 15,638   (526,790)  1,933      3,533        5,691
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 48,949     72,012   5,415      6,855        7,845
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 2000......... 98,018    244,069  11,404     14,664       16,662
                            ======   ========  ======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                  GE Investments Funds, Inc. (continued)
                             ---------------------------------------------------
                             Global    Mid-Cap             U.S.       Premier
                             Income  Value Equity Income  Equity   Growth Equity
                              Fund       Fund      Fund    Fund        Fund
                             ------  ------------ ------  -------  -------------
Type II Units:
Units outstanding at
 December 31, 1997..........   --          --        --       --         --
                             -----      ------    ------  -------     ------
From capital transactions:
  Net premiums..............   134       5,572        14    3,071        --
  Loan interest.............   --          --        --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --          --        --       --         --
      Surrenders............   --           (6)      --        (8)       --
      Loans.................   --          --        --       --         --
  Cost of insurance and
   administrative expenses..   (24)       (386)      (24)    (203)       --
  Interfund transfers.......   --        4,923       214    1,879        --
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions...............   110      10,103       204    4,739        --
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 1998..........   110      10,103       204    4,739        --
                             -----      ------    ------  -------     ------

From capital transactions:
  Net premiums..............   953      11,785     2,123   11,266      3,298
  Loan interest.............   --           (8)      --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --         (604)      --       --         --
      Surrenders............   --          --        --       (39)       --
      Loans.................   --       (1,237)      --       --         --
      Cost of insurance and
       administrative
       expenses.............  (287)     (1,693)     (353)  (2,119)      (475)
  Interfund transfers....... 3,476       6,445       (10)   1,503      3,411
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions............... 4,142      14,688     1,760   10,611      6,234
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 1999.......... 4,252      24,791     1,964   15,350      6,234
                             -----      ------    ------  -------     ------
From capital transactions:
  Net premiums.............. 1,514      14,289     4,616   79,617     24,853
  Loan Interest.............   --          (11)      --       --          (3)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --          --        --       --         --
      Surrenders............   --           (2)      --        (4)      (209)
      Loans.................   --         (121)      --   (19,352)      (686)
      Cost of insurance and
       administrative
       expenses.............  (596)     (3,282)     (790)  (4,366)    (4,235)
  Interfund transfers.......   (50)        (31)    5,555    8,173     16,059
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions...............   868      10,842     9,381   64,068     35,779
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 2000.......... 5,120      35,633    11,345   79,418     42,013
                             =====      ======    ======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                        Capital    Aggressive  High     Multiple
                              Bond    Appreciation   Growth   Income   Strategies
                             Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                             -------  ------------ ---------- -------  ----------
Type II Units
Units outstanding at
 December 31, 1997..........    --          --          --       --         --
                             ------      ------      ------   ------     ------
From capital transactions:
  Net premiums..............  2,180       2,669       1,554    1,658      2,207
  Loan interest.............    --          --          --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       --         --
      Surrenders............    --          --          --       --         --
      Loans.................    --          --          --       --         --
      Cost of insurance and
       administrative
       expenses.............   (319)       (343)       (145)    (103)       (63)
  Interfund transfers.......    675         456       1,719      255         46
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  2,536       2,782       3,128    1,810      2,190
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 1998..........  2,536       2,782       3,128    1,810      2,190
                             ------      ------      ------   ------     ------

From capital transactions:
  Net premiums..............  2,591       5,822       1,518    3,721      2,421
  Loan interest.............    --          --          --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       --         --
      Surrenders............     (1)         (3)       (109)     --         --
      Loans.................    --          (61)         (2)     --         --
      Cost of insurance and
       administrative
       expenses............. (1,241)     (1,163)       (489)    (557)      (294)
  Interfund transfers.......  4,538       1,282         391    2,515        (67)
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  5,887       5,877       1,309    5,679      2,060
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 1999..........  8,423       8,659       4,437    7,489      4,250
                             ------      ------      ------   ------     ------
From capital transactions:
  Net premiums..............  3,727       8,639       7,531    3,789      6,711
  Loan Interest.............    (18)         (3)        --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          (60)     --         --
      Surrenders............    (61)       (385)        (41)     (33)       (66)
      Loans.................   (133)         92        (142)    (151)       --
      Cost of insurance and
       administrative
       expenses............. (1,382)     (1,661)     (1,046)  (1,006)      (557)
  Interfund transfers.......    548       4,361       4,683   21,506      2,226
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  2,681      11,043      10,925   24,105      8,314
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 2000.......... 11,104      19,702      15,362   31,594     12,564
                             ======      ======      ======   ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                                            Variable Insurance
                              Variable Insurance        Variable Insurance  Product Fund II --
                                 Products Fund           Products Fund II     Service Class 2
                         ----------------------------- -------------------- ------------------
                          Equity-                        Asset
                          Income    Growth   Overseas   Manager  Contrafund     Contrafund
                         Portfolio Portfolio Portfolio Portfolio Portfolio      Portfolio
                         --------- --------- --------- --------- ---------- ------------------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --        --        --         --           --
                          ------    ------     -----     -----     ------          ---
From capital
 transactions:
  Net premiums..........   4,605     1,787       590     1,321     11,842          --
  Loan interest.........     --        --        --        --         --           --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --        --        --        --         --           --
      Surrenders........     --         (2)      --        --         (35)         --
      Loans.............     --        --        --        --        (123)         --
      Cost of insurance
       and
       administrative
       expenses.........    (436)     (186)      (63)      (67)      (904)         --
  Interfund transfers...   2,211       171        44        24      4,847          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   6,380     1,770       571     1,278     15,627          --
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 1998......   6,380     1,770       571     1,278     15,627          --
                          ------    ------     -----     -----     ------          ---

From capital
 transactions:
  Net premiums..........   6,469     8,198     3,033     1,964     16,460          --
  Loan interest.........     --        --        --        --          (3)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....    (413)      --        --        --         --           --
      Surrenders........     (27)      (28)      --        --         (33)         --
      Loans.............     (93)      (96)      --          1       (487)         --
      Cost of insurance
       and
       administrative
       expenses.........  (1,395)   (1,444)     (669)     (280)    (3,385)         --
  Interfund transfers...   1,232     4,342       868        85     13,182          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   5,773    10,972     3,232     1,770     25,734          --
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 1999......  12,153    12,742     3,803     3,048     41,361          --
                          ------    ------     -----     -----     ------          ---

From capital
 transactions:
  Net premiums..........  10,355    14,836     1,494     4,225     46,731            6
  Loan Interest.........     --         (2)      --        --         (13)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --        (58)      --       (344)       --           --
      Surrenders........    (109)     (196)     (528)      --        (571)         --
      Loans.............      21      (241)      --        --         324          --
      Cost of insurance
       and
       administrative
       expenses.........  (1,692)   (2,703)     (698)     (665)    (6,124)          (2)
  Interfund transfers...     847     2,917     1,860       737     13,836          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   9,422    14,553     2,128     3,953     54,183            4
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 2000......  21,575    27,295     5,931     7,001     95,544            4
                          ======    ======     =====     =====     ======          ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                 Variable Insurance
                           Variable Insurance    Product Fund III--
                            Products Fund III      Service Class 2   Federated Insurance Series
                         ----------------------- ------------------ ----------------------------
                         Growth &     Growth                        American    High
                          Income   Opportunities      Mid Cap       Leaders  Income Bond Utility
                         Portfolio   Portfolio       Portfolio      Fund II    Fund II   Fund II
                         --------- ------------- ------------------ -------- ----------- -------
Type II Units:
Units outstanding at
 December 31, 1997......     --          --             --              --        --        --
                          ------      ------            ---          ------    ------    ------
From capital
 transactions:
  Net premiums..........   6,034       2,476            --            3,993     1,042     1,404
  Loan interest.........     --          --             --              --        --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --          --             --              --        --        --
      Surrenders........     --          (31)           --              --        --        --
      Loans.............     201         --             --              --        --        --
      Cost of insurance
       and
       administrative
       expenses.........    (599)       (208)           --             (282)      (90)      (89)
  Interfund transfers...   3,160         245            --            1,544        85        35
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   8,796       2,482            --            5,255     1,037     1,350
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 1998......   8,796       2,482            --            5,255     1,037     1,350
                          ------      ------            ---          ------    ------    ------

From capital
 transactions:
  Net premiums..........  22,463       7,729            --            9,243     5,365     2,927
  Loan interest.........     --          --             --              --        --         (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --          --             --              --        --        --
      Surrenders........     (32)        --             --               (1)      --        --
      Loans.............     (29)        (31)           --               (1)      --       (566)
      Cost of insurance
       and
       administrative
       expenses.........  (4,444)     (1,892)           --           (1,629)     (812)     (478)
  Interfund transfers...   5,886       4,477            --            3,735     2,531     4,176
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  23,844      10,283            --           11,347     7,084     6,056
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 1999......  32,640      12,765            --           16,602     8,121     7,406
                          ------      ------            ---          ------    ------    ------

From capital
 transactions:
  Net premiums..........  33,328       9,434              4           7,800     6,245     2,366
  Loan Interest.........      (1)         (1)           --              --        --         (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....    (604)        --             --              --        --        --
      Surrenders........     (23)       (196)           --              (60)      --        --
      Loans.............    (181)       (163)           --                1       --        --
      Cost of insurance
       and
       administrative
       expenses.........  (6,767)     (2,883)            (1)         (2,355)   (1,237)     (628)
  Interfund transfers...     804       1,759            --             (747)   (1,862)    3,128
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  26,556       7,950              3           4,639     3,146     4,863
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 2000......  59,196      20,715              3          21,241    11,267    12,269
                          ======      ======            ===          ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small      LargeCap  PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type II Units:
Units outstanding at December 31,
 1997............................         --           --        --        --
                                       ------      -------    ------    ------
From capital transactions:
  Net premiums...................       2,957        2,770       812       367
  Loan interest..................         --           --        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................         --           --        (20)       (8)
      Loans......................         --           --        --        --
      Cost of insurance and
       administrative expenses...        (317)        (366)     (127)      (74)
  Interfund transfers............       3,104        3,686       --      2,930
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......       5,744        6,090       665     3,215
                                       ------      -------    ------    ------
Units outstanding at December 31,
 1998............................       5,744        6,090       665     3,215
                                       ------      -------    ------    ------

From capital transactions:
  Net premiums...................       9,990       24,310     1,792     1,601
  Loan interest..................         --           --        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................         (36)         (72)      (13)      --
      Loans......................         --           (32)       (1)      --
      Cost of insurance and
       administrative expenses...      (1,870)      (4,566)     (786)     (290)
  Interfund transfers............       4,696       17,028       709     3,114
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      12,780       36,668     1,701     4,425
                                       ------      -------    ------    ------
Units outstanding at December 31,
 1999............................      18,524       42,758     2,366     7,640
                                       ------      -------    ------    ------

From capital transactions:
  Net premiums...................      22,719       63,374     7,754    15,546
  Loan Interest..................          (9)          (7)      --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --          (113)      --        --
      Surrenders.................        (548)        (742)     (128)     (249)
      Loans......................         338          476         1       --
      Cost of insurance and
       administrative expenses...      (4,168)      (8,439)   (1,454)   (1,811)
  Interfund transfers............      11,015       14,478     7,439    14,346
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      29,347       69,027    13,612    27,832
                                       ------      -------    ------    ------
Units outstanding at December 31,
 2000............................      47,871      111,785    15,978    35,472
                                       ======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type II Units:
Units outstanding at
 December 31, 1997..........      --         --        --        --       --
                               ------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............    8,732      9,826    15,030    10,226      365
  Loan interest.............      --         --        --        --       --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --        --        --       --
      Surrenders............      --         (23)      (22)      --       --
      Loans.................      --         --        --        --       --
      Cost of insurance and
       administrative
       expenses.............     (594)      (753)   (1,180)     (735)     (44)
  Interfund transfers.......    3,849      1,299     5,095     3,376      111
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   11,987     10,349    18,923    12,867      432
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 1998..........   11,987     10,349    18,923    12,867      432
                               ------    -------   -------   -------   ------

From capital transactions:
  Net premiums..............   20,475     25,736    27,011    18,588    3,248
  Loan interest.............      --         --         (8)       (1)     --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --       (717)      --       --
      Surrenders............      --         (48)      (92)     (326)     --
      Loans.................      (70)      (127)   (1,325)     (203)     --
      Cost of insurance and
       administrative
       expenses.............   (3,896)    (4,807)   (6,014)   (3,963)    (612)
  Interfund transfers.......   16,837     17,635    10,749     3,842    5,581
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   33,346     38,389    29,604    17,937    8,217
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 1999..........   45,333     48,738    48,527    30,804    8,649
                               ------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............   40,498     62,852    76,826    77,905    4,109
  Loan Interest.............       (5)        (1)      (33)       (2)     --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (497)       --       (111)      --      (704)
      Surrenders............   (1,505)      (275)     (776)     (153)     (24)
      Loans.................   (1,402)      (125)     (376)      (40)     --
      Cost of insurance and
       administrative
       expenses.............   (7,524)    (9,210)   (9,251)   (6,852)  (1,178)
  Interfund transfers.......   17,382     26,573    17,721    10,273    4,522
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   46,947     79,814    84,000    81,131    6,725
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 2000..........   92,280    128,552   132,527   111,935   15,374
                               ======    =======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                   Janus Aspen Series      Janus Aspen Series-
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type II Units:
Units outstanding at December
 31, 1997....................        --            --          --          --
                                  ------       -------      ------      ------
From capital transactions:
  Net premiums...............     15,053         3,233         --          --
  Loan interest..............        --            --          --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --          --
      Surrenders.............        --            --          --          --
      Loans..................        --            --          --          --
      Cost of insurance and
       administrative
       expenses..............       (999)         (279)        --          --
  Interfund transfers........      7,307           595         --          --
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     21,361         3,549         --          --
                                  ------       -------      ------      ------
Units outstanding at December
 31, 1998....................     21,361         3,549         --          --
                                  ------       -------      ------      ------

From capital transactions:
  Net premiums...............      9,638        27,320         --          --
  Loan interest..............         (7)          --          --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --          --
      Surrenders.............        --             (1)        --          --
      Loans..................     (1,336)          (80)        --          --
      Cost of insurance and
       administrative
       expenses..............     (2,838)       (3,898)        --          --
  Interfund transfers........     18,259        18,547         --          --
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     23,716        41,888         --          --
                                  ------       -------      ------      ------
Units outstanding at December
 31, 1999....................     45,077        45,437         --          --
                                  ------       -------      ------      ------
From capital transactions:
  Net premiums...............     21,102        58,726         469       3,278
  Loan Interest..............        (29)          (21)        --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........       (145)         (136)        --          --
      Surrenders.............        --         (1,122)        --          --
      Loans..................         98           145         --          --
      Cost of insurance and
       administrative
       expenses..............     (4,898)       (7,593)       (140)       (259)
  Interfund transfers........     12,859        15,688      12,612       9,075
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     28,987        65,687      12,941      12,094
                                  ------       -------      ------      ------
Units outstanding at December
 31, 2000....................     74,064       111,124      12,941      12,094
                                  ======       =======      ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust              Series Fund Inc.
                                   ------------------  --------------------------
                                   Growth and Mid Cap                      Total
                                     Income    Value   Strategic Investors Return
                                      Fund     Fund    Bond Fund   Fund     Fund
                                   ---------- -------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1997............................       --       --        --        --     --
                                     ------   ------     -----    ------    ---
From capital transactions:
  Net premiums...................     1,115      742       --        --     --
  Loan interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       --       --        --        --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...       (23)    (131)      --        --     --
  Interfund transfers............       --    10,240       --        --     --
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     1,092   10,851       --        --     --
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 1998............................     1,092   10,851       --        --     --
                                     ------   ------     -----    ------    ---

From capital transactions:
  Net premiums...................     1,560    2,252     5,549       548      6
  Loan interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       (18)     --        --        --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...      (378)    (478)     (286)      (53)    (4)
  Interfund transfers............        35   (5,286)      173       128    --
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     1,199   (3,512)    5,436       623      2
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 1999............................     2,291    7,339     5,436       623      2
                                     ------   ------     -----    ------    ---

From capital transactions:
  Net premiums...................     9,882    9,618     1,280     2,355    246
  Loan Interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       --       --       (269)      --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...      (800)  (1,110)     (538)     (287)   (26)
  Interfund transfers............     1,739   17,815     3,077    11,373      6
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......    10,821   26,323     3,550    13,441    226
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 2000............................    13,112   33,662     8,986    14,064    228
                                     ======   ======     =====    ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               Rydex   Alliance Variable   AIM Variable
                                               MFS Variable   Variable  Products Series  Insurance Funds,
                               Dreyfus        Insurance Trust  Trust      Fund, Inc.           Inc.
                         -------------------- --------------- -------- ----------------- -----------------
                         The Dreyfus Socially     MFS New
                             Responsible         Discovery                  Premier      AIM V. I. Capital
                          Growth Fund, Inc.       Series      OTC Fund Growth Portfolio  Appreciation Fund
                         -------------------- --------------- -------- ----------------- -----------------
Type II Units:
Units outstanding at
 December 31, 1999......         --                 --          --            --                --
                                 ---                ---         ---           ---               ---

From capital
 transactions:
  Net premiums..........           6                  6           4             6                 6
  Loan Interest.........         --                 --          --            --                --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....         --                 --          --            --                --
      Surrenders........         --                 --          --            --                --
      Loans.............         --                 --          --            --                --
      Cost of insurance
       and
       administrative
       expenses.........          (2)                (2)         (1)           (2)               (2)
  Interfund transfers...         --                 --          --            --                --
                                 ---                ---         ---           ---               ---
Net increase (decrease)
 in units from capital
 transactions...........           4                  4           3             4                 4
                                 ---                ---         ---           ---               ---
Units outstanding at
 December 31, 2000......           4                  4           3             4                 4
                                 ===                ===         ===           ===               ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of .70% of the net assets of the Account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds and 0.80% for the Small-Cap Value Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                  For the Nine Months Ended September 29, 2001

                                  (UNAUDITED)

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                               Table of Contents

                               September 29, 2001

                                                                            Page
                                                                            ----
Financial Statements:
  Consolidated Balance Sheets.............................................. I-1
  Consolidated Statements of Income........................................ I-2
  Consolidated Statements of Shareholders' Interest........................ I-3
  Consolidated Statements of Cash Flows.................................... I-4
  Notes to Consolidated Financial Statements (Unaudited)................... I-5

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
                          (Dollar amounts in millions)
                                  (Unaudited)

                                                     September 29, December 31,
                                                         2001          2000
                                                     ------------- ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair
   value............................................   $ 9,705.3    $ 9,260.5
  Equity securities available-for-sale, at fair
   value:
   Common stocks....................................        22.7         15.3
   Preferred stocks, non-redeemable.................        23.5         20.8
  Investment in affiliate...........................         2.6          2.6
  Mortgage loans, net of valuation allowance of
   $17.6 and $14.3 at September 29, 2001 and
   December 31, 2000, respectively..................       941.0      1,130.0
  Policy loans......................................       103.3         89.0
  Real estate owned.................................         3.5          2.5
  Other invested assets.............................       115.7        134.7
                                                       ---------    ---------
    Total investments...............................    10,917.6     10,655.4
                                                       ---------    ---------
Cash & cash equivalents.............................       191.1         71.4
Accrued investment income...........................       211.5        215.9
Deferred acquisition costs..........................       803.7        715.7
Intangible assets...................................       348.7        400.4
Reinsurance recoverable.............................       146.9         90.6
Other assets........................................       200.3         69.9
Separate account assets.............................     8,169.1     10,393.2
                                                       ---------    ---------
    Total assets....................................   $20,988.9    $22,612.5
                                                       =========    =========
LIABILITIES AND SHAREHOLDERS' INTEREST
Liabilities:
  Future annuity and contract benefits..............   $10,180.8    $ 9,934.3
  Liability for policy and contract claims..........       188.0        140.4
  Other policyholder liabilities....................       194.0        164.0
  Accounts payable and accrued expenses.............       569.5        473.9
  Deferred income tax liability.....................        85.2         32.0
  Separate account liabilities......................     8,169.1     10,393.2
                                                       ---------    ---------
    Total liabilities...............................    19,386.6     21,137.8
                                                       ---------    ---------
Shareholders' interest:
  Net unrealized investment gains/(losses)..........        33.7        (18.7)
  Derivatives qualifying as hedges..................        (7.6)         --
                                                       ---------    ---------
  Accumulated non-owner changes in equity...........        26.1        (18.7)
  Preferred stock, Series A ($1,000 par value,
   $1,000 redemption and liquidation value, 200,000
   shares authorized, 120,000 shares issued and
   outstanding).....................................       120.0        120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding)............        25.6         25.6
  Additional paid-in capital........................     1,050.7      1,050.7
  Retained earnings.................................       379.9        297.1
                                                       ---------    ---------
    Total shareholders' interest....................     1,602.3      1,474.7
                                                       ---------    ---------
    Total liabilities and shareholders' interest....   $20,988.9    $22,612.5
                                                       =========    =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                          (Dollar amounts in millions)
                                  (Unaudited)

                                                         Nine Months Ended
                                                    ---------------------------
                                                    September 29, September 30,
                                                        2001          2000
                                                    ------------- -------------
Revenues:
  Net investment income............................    $531.5        $ 513.4
  Net realized investment gains....................      14.1            6.5
  Premiums.........................................      81.5           88.9
  Cost of insurance................................      97.6           94.7
  Variable product fees............................     100.3          109.8
  Other income.....................................      31.5           42.4
                                                       ------        -------
    Total revenues.................................     856.5          855.7
                                                       ------        -------
Benefits and expenses:
  Interest credited................................     408.9          387.4
  Benefits and other changes in policy reserves....     140.5          171.5
  Commissions......................................     126.9          182.7
  General expenses.................................      95.9           89.5
  Amortization of intangibles, net.................      36.2           35.9
  Change in deferred acquisition costs, net........     (99.1)        (188.4)
  Interest expense.................................       2.2            0.6
                                                       ------        -------
    Total benefits and expenses....................     711.5          679.2
                                                       ------        -------
    Income before income taxes and cumulative
     effect of change in accounting principle......     145.0          176.5
Provision for income taxes.........................      51.7           61.8
                                                       ------        -------
    Income before cumulative effect of change in
     accounting principle..........................      93.3          114.7
                                                       ------        -------
Cumulative effect of change in accounting
 principle, net of tax.............................      (5.7)           --
                                                       ------        -------
    Net income.....................................    $ 87.6        $ 114.7
                                                       ======        =======

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest
                          (Dollar amount in millions)
                                  (Unaudited)

                            Preferred                             Accumulated
                              Stock      Common Stock  Additional  Non-owner               Total
                          -------------- -------------  Paid In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount  Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ ---------- ----------- -------- -------------
Balances at December 31,
 1999...................  120,000 $120.0 25,651 $25.6   $1,050.7    $(134.2)   $143.6    $1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --         --         --     $163.1       163.1
 Net unrealized
  gains/(losses) on
  investment securities
  (a)...................      --     --     --    --         --     $ 115.5       --        115.5
                                                                                         --------
 Total changes other
  than transactions with
  shareholders..........                                                                    278.6
                                                                               ------
Cash dividend declared
 and paid...............      --     --     --    --         --         --     $ (9.6)       (9.6)
                          ------- ------ ------ -----   --------    -------    ------    --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6   $1,050.7    $ (18.7)   $297.1    $1,474.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --         --         --     $ 87.6        87.6
 Derivatives qualifying
  as hedges.............      --     --     --    --         --     $  (7.6)      --         (7.6)
 Net unrealized gains
  (losses) on investment
  securities (a)........      --     --     --    --         --     $  52.4       --         52.4
                                                                                         --------
 Total changes other
  than transactions with
  shareholders..........                                                                    132.4
Cash dividend declared
 and paid...............      --     --     --    --         --         --     $ (4.8)       (4.8)
                          ------- ------ ------ -----   --------    -------    ------    --------
Balances at September
 29, 2001...............  120,000 $120.0 25,651 $25.6   $1,050.7    $  26.1    $379.9    $1,602.3
                          ======= ====== ====== =====   ========    =======    ======    ========

-------
(a) Presented net of deferred taxes of $(16.5) at September 29, 2001 and $(61.8) at December 31, 2000.

          See accompanying notes to consolidated financial statements.

              GE Life and Annuity Assurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
                          (Dollar amounts in millions)
                                  (Unaudited)

                                                         Nine Months Ended
                                                    ---------------------------
                                                    September 29, September 30,
                                                        2001          2000
                                                    ------------- -------------
Cash flows from operating activities:
 Net income........................................   $    87.6     $   114.7
 Adjustments to reconcile net income to net cash
  provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax...........................         5.7
  Cost of insurance and surrender fees.............      (125.3)       (125.7)
  Decrease in future policy benefits...............       444.3         511.9
  Net realized investment gains....................       (14.1)         (6.5)
  Amortization of investment premiums and
   discounts.......................................         5.4           2.1
  Amortization of intangibles......................        36.2          35.9
  Deferred income tax expense......................        33.6          69.4
  Changes in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income......................         4.4           --
    Deferred acquisition costs.....................       (99.1)       (188.4)
    Other assets, net..............................      (129.1)        127.9
   Increase (decrease) in:
    Policy and contract claims.....................        41.1           1.7
    Other policyholder liabilities.................        31.1          13.0
    Accounts payable and accrued expenses..........        85.2          60.2
                                                      ---------     ---------
      Total adjustments............................       319.4         501.5
                                                      ---------     ---------
      Net cash provided by operating activities....       407.0         616.2
                                                      ---------     ---------
Cash flows from investing activities:
  Short-term investment activity, net..............        10.1           --
  Proceeds from sales and maturities of investment
   securities and other invested assets............     2,512.8       1,169.1
  Principal collected on mortgage and policy
   loans...........................................       304.2          85.3
  Purchases of investment securities and other
   invested assets.................................    (2,850.4)     (1,375.4)
  Mortgage loan originations and increase policy
   loans...........................................      (134.6)       (407.4)
                                                      ---------     ---------
      Net cash used in investing activities........      (157.9)       (528.4)
                                                      ---------     ---------
Cash flows from financing activities:
  Proceeds from issuance of investment contracts...     2,618.8       4,025.8
  Redemption and benefit payments on investment
   contracts.......................................    (2,743.4)     (3,943.3)
  Cash dividends to shareholders...................        (4.8)         (4.8)
                                                      ---------     ---------
      Net cash (used in) provided by financing
       activities..................................      (129.4)         77.7
                                                      ---------     ---------
      Net increase (decrease) in cash and cash
       equivalents.................................       119.7         165.5
  Cash and cash equivalents at beginning of
   period..........................................        71.4          70.0
                                                      ---------     ---------
  Cash and cash equivalents at end of period.......   $   191.1     $   235.5
                                                      =========     =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                         (Dollar amounts in millions)
                                  (Unaudited)

   1. The accompanying consolidated September 29, 2001 financial statements represent GE Life and Annuity Assurance Company and its consolidated subsidiary, Assigned Settlements Inc. (collectively "the Company"). All significant intercompany transactions have been eliminated.

   2. These financial statements have been prepared on the basis of accounting principals generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated year-to-date financial statements are unaudited. These statements include all adjustments (consisting of normal recurring accruals) considered necessary by management to present a fair statement of income and cash flows. The results reported in these consolidated financial statements should not be regarded as balance sheet necessarily indicative of results that may be expected for the entire year.

   3. Certificates, money market funds and other time deposits with original maturities of less than 90 days if any, are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

   4. The Financial Accounting Standards Board ("FASB") issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which became effective for the Company on January 1, 2001. Under SFAS No. 133, as amended, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates and equity prices. As discussed more fully in Notes 1 and 10 of the 2000 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001 accounting change described above affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001 the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
Adjustment to fair value of derivatives (a)..............  $(8.7)     $(12.2)
Income tax effects.......................................    3.0         4.4
                                                           -----      ------
Total....................................................  $(5.7)     $ (7.8)
                                                           =====      ======

-------
(a) For earnings effect, amount shown is net of adjustment to hedged items.

   A reconciliation of current period changes for the first nine months of 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

     Transition adjustment as of January 1, 2001........................ $(7.8)
     Current period increases in fair value -- net......................   0.2
                                                                         -----
     Balance at September 29, 2001...................................... $(7.6)
                                                                         =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                         (Dollar amounts in millions)
                                   Unaudited


   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate borrowings. Increases in the fair value of these instruments are attributable to decreases in short-term interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

Hedges of Future Cash Flows

   There was no ineffectiveness reported in the nine months ended September 29, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the nine months ended September 29, 2001 related to the hedge of future cash flows.

   Of the $(7.8) million transition adjustment recorded in shareholders' interest at January 1, 2001, less than $(0.1) million, net of income taxes, was reclassified to income during the nine month period ended September 29, 2001. The $(7.6) million, net of taxes, recorded in shareholders' interest at September 29, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $(0.1) million, net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended September 30, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the first nine months ended September 29, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At September 29, 2001, there were no derivative instruments hedging forecasted transactions, except those related to payment of variable interest on existing financial instruments.

Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the nine month period ended September 29, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

Derivatives Not Designated as Hedges

   At September 29, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS No. 133, as amended.

   5. Included in our investment portfolio are certain debt securities issued by Enron Corporation ("Enron") with a book value of approximately $20 million. On December 2, 2001, Enron filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code. During the fourth quarter of 2001, management believed it was no longer probable that the Company would receive all contractual payments when due on these securities. Accordingly, the debt securities were written down by $15 million subsequent to September 29, 2001.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).